   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2019

                                              REGISTRATION FILE NO. 811-04234
                                                                    333-56969



                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM S-6


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                   OF SECURITIES OF UNIT INVESTMENT TRUSTS
                          REGISTERED ON FORM N-8B-2                       [ ]
                         PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                       POST-EFFECTIVE AMENDMENT NO. 29                    [x]


                       MONY AMERICA VARIABLE ACCOUNT L
                            (EXACT NAME OF TRUST)

                   MONY LIFE INSURANCE COMPANY OF AMERICA
                             (NAME OF DEPOSITOR)
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
            (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234
             -------------------


                                 SHANE DALY
                VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                   MONY LIFE INSURANCE COMPANY OF AMERICA
                            525 WASHINGTON BLVD.
                            JERSEY CITY, NJ 07310
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                             DODIE C. KENT, ESQ.
                        EVERSHEDS SUTHERLAND (US) LLP
                         1114 AVENUE OF THE AMERICAS
                        NEW YORK, NEW YORK 10036-7703
             -------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE BOX)

          [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE
                485.

          [x]   ON MAY 1, 2019 PURSUANT TO PARAGRAPH (b) OF RULE 485.

          [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE
                485.
          [ ]   ON PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                    TITLE OF SECURITIES BEING REGISTERED:
UNITS OF INTEREST IN SEPARATE ACCOUNT UNDER FLEXIBLE PREMIUM VARIABLE UNIVERSAL
                          LIFE INSURANCE POLICIES.

PROSPECTUS                                              ISSUED BY
DATED MAY 1, 2019                                       MONY LIFE INSURANCE COMPANY OF AMERICA
MONY AMERICA VARIABLE ACCOUNT L                         525 WASHINGTON BLVD.
VARIABLE UNIVERSAL LIFE INSURANCE POLICY                JERSEY CITY, NJ 07310


This prospectus describes a variable universal life insurance policy issued by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"), but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


ALLOCATION OF PREMIUMS AND FUND VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the Fund Values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L (or the "Separate Account").

If you do, you can also tell us to place your premium payments and Fund Values into any of the different subaccounts of MONY America Variable Account L listed below. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and Fund Values into one or more subaccounts of the Separate Account, you bear the risk that the investment objectives of those subaccounts will not be met. That risk includes your not earning any money on your premium payments and Fund Values and also that your premium payments and Fund Values may lose some or all of their value.

You can also tell us to place some or all of your premium payments and Fund Values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and Fund Values will not lose any value, less any applicable surrender charge. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and Fund Values you place into the Guaranteed Interest Account become part of our assets.

If you choose to place your premium payments and Fund Values into the Separate Account, we will invest them in your choice of subaccounts of the Separate Account. Each subaccount invests in shares of one of the following portfolios (the "Portfolios"):


AXA PREMIER VIP TRUST -- CLASS B SHARES
-  Charter(SM) Small Cap Growth                                   - EQ/Conservative-Plus Allocation (formerly AXA
-  EQ/Aggressive Allocation (formerly AXA Aggressive                Conservative-Plus Allocation)(1)(2)
   Allocation)(1)(2)                                              - EQ/Moderate Allocation (formerly AXA Moderate Allocation)(1)(2)
-  EQ/Conservative Allocation (formerly AXA Conservative          - EQ/Moderate-Plus Allocation (formerly AXA Moderate-Plus
   Allocation)(1)(2)                                                Allocation)(1)(2)



DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES

-   Dreyfus Stock Index


EQ ADVISORS TRUST -- CLASS IA SHARES
-  1290 VT Socially Responsible                                    - EQ/Large Cap Value Index
-  EQ/Capital Guardian Research                                    - EQ/Mid Cap Value Managed Volatility (formerly AXA Mid
-  EQ/Core Bond Index                                                Cap Value Managed Volatility)
-  EQ/Intermediate Government Bond                                 - EQ/Money Market
-  EQ/Janus Enterprise (formerly AXA/Janus Enterprise)



EQ ADVISORS TRUST -- CLASS IB SHARES
-  1290 VT Equity Income                                           - EQ/MFS International Growth
-  1290 VT GAMCO Small Company Value                               - EQ/PIMCO Ultra Short Bond
-  All Asset Growth-Alt 20                                         - EQ/Quality Bond PLUS
-  EQ/Large Cap Growth Managed Volatility (formerly AXA            - EQ/T. Rowe Price Growth Stock
   Large Cap Growth Managed Volatility)(2)                         - EQ/UBS Growth and Income
-  EQ/Loomis Sayles Growth (formerly AXA/Loomis Sayles Growth)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (VIP) -- SERVICE CLASS SHARES

-   VIP Contrafund(R) Portfolio


JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
-  Janus Henderson Balanced Portfolio                                - Janus Henderson Forty Portfolio
-  Janus Henderson Enterprise Portfolio                              - Janus Henderson Global Research Portfolio



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES


-   Global Bond Opportunities (Unhedged)



(1) Also referred to as an "EQ/Allocation investment option" in this prospectus.


(2) This Portfolio utilizes a volatility management strategy as part of its investment objective and/or principal investment strategy. See "The Portfolios" for information on how volatility management strategies may impact your Fund Values.


BEGINNING ON JANUARY 2, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIO COMPANIES AVAILABLE UNDER YOUR POLICY WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY OR FROM YOUR FINANCIAL INTERMEDIARY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.



IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM THE COMPANY OR YOUR FINANCIAL INTERMEDIARY ELECTRONICALLY BY CALLING 1-855-920-9713.



YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY OR YOUR FINANCIAL INTERMEDIARY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING 1-855-920-9713. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIO COMPANIES AVAILABLE UNDER YOUR POLICY.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




MLA-CEQM 05.19

DEATH BENEFIT:

We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's Cash Value increases.


LIVING BENEFITS:

You may ask for some or all of the policy's Cash Value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's Cash Value from us at any time. You will have to pay interest to us on the amount borrowed.


CHARGES AND FEES:

The policy allows us to deduct certain charges from the Fund Value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

THESE ARE ONLY SOME OF THE TERMS OF THE POLICY. PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

                         CONTENTS OF THIS PROSPECTUS




1.  SUMMARY OF THE POLICY.............................................      4
    Important policy terms............................................      4
    Purpose of the policy.............................................      4
    Policy premium payments and values................................      5
    Charges and deductions............................................      5
    Portfolio operating expenses......................................      7
    The death benefit.................................................      7
    Premium features..................................................      8
    MONY America Variable Account L...................................      8
    Allocation options................................................      8
    Portfolio rebalancing.............................................      8
    Transfer of Fund Value............................................      8
    Policy loans......................................................      9
    Full surrender....................................................      9
    Partial surrender.................................................      9
    Right to Return Policy Period.....................................      9
    Grace period and lapse............................................      9
    Tax treatment of increases in Fund Value..........................     10
    Tax treatment of death benefit....................................     10
    Riders............................................................     10
    Contacting the Company............................................     10
    State variations..................................................     10
    Replacement of existing coverage..................................     10
    Illustrations.....................................................     11
2.  WHO IS MONY LIFE INSURANCE
    COMPANY OF AMERICA?...............................................     11
    MONY Life Insurance Company of America............................     11
    How to reach us...................................................     11
    MONY America Variable Account L...................................     12
3.  THE PORTFOLIOS....................................................     13
    Purchase of portfolio shares by MONY America Variable
        Account L.....................................................     18
4.  DETAILED INFORMATION ABOUT THE POLICY.............................     19
    Application for a policy..........................................     19
    Right to examine a policy -- Right to Return Policy Period........     21
    Premiums..........................................................     21
    Allocation of net premiums........................................     23
    Death benefits under the policy...................................     23
    Changes in Specified Amount.......................................     25
    Changes in Additional Term Life Insurance amount..................     26
    Guaranteed Death Benefit Riders...................................     27
    Other optional insurance benefits.................................     28
    Benefits at maturity and Maturity Extension Rider.................     29
    Policy values.....................................................     30
    Determination of Fund Value.......................................     30
    Calculating Fund Value............................................     31
    Calculating unit values for each subaccount.......................     31
    Transfer of Fund Value............................................     32
    Disruptive transfer activity......................................     32
    Right to exchange policy..........................................     33
    Policy loans......................................................     33
    Full surrender....................................................     34
    Partial surrender.................................................     35
    Grace period and lapse............................................     35
5.  CHARGES AND DEDUCTIONS............................................     37
    Deductions from premiums..........................................     38
    Daily deduction from MONY America Variable Account L..............     38
    Deductions from Fund Value........................................     39
    Transaction and other charges.....................................     41
    Fees and expenses of the Portfolios...............................     42
    Guarantee of certain charges......................................     42
6.  OTHER INFORMATION.................................................     42
    Federal income tax considerations.................................     42
    Introduction......................................................     42
    Tax status of the policy..........................................     43
    Tax treatment of policy benefits..................................     43
    Our income taxes..................................................     47
    Voting of Portfolio shares........................................     47
    Disregard of voting instructions..................................     47
    Report to policy owners...........................................     47
    Substitution of investments and right to change operations........     48
    Changes to comply with law........................................     48
    Variations among policies.........................................     48
7.  THE GUARANTEED INTEREST ACCOUNT...................................     49
    General description...............................................     49
    Death benefit.....................................................     49
    Policy charges....................................................     49
    Transfers.........................................................     50
    Surrenders and policy loans.......................................     50
8.  MORE ABOUT THE POLICY.............................................     50
    Ownership.........................................................     50
    Beneficiary.......................................................     50
    Notification and claims procedures................................     51
    Payments..........................................................     51
    Payment plan/settlement provisions................................     51
    Payment in case of suicide........................................     52
    Assignment........................................................     52
    Errors on the application.........................................     52
    Incontestability..................................................     52
    Policy illustrations..............................................     52
    Distribution of the policies......................................     52
9.  MORE ABOUT THE COMPANY............................................     56
    Management........................................................     56
    State regulation..................................................     63
    Telephone/fax transactions........................................     64
    Cybersecurity.....................................................     64
    Legal proceedings.................................................     64
    Registration Statement............................................     64
    Independent registered public accounting firm.....................     65
    Financial statements..............................................     65
APPENDICES
    I -- Death Benefit Percentage For Guideline Premium/
         Cash Value Corridor Test.....................................    I-1
    II -- Monthly Per $ 1,000 Specified Amount Factors................   II-1
    III -- Guaranteed Death Benefit Rider.............................  III-1

1. SUMMARY OF THE POLICY

This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. Before purchasing a policy, we urge you to read the entire prospectus carefully. See applicable fund prospectuses for more information about the Portfolios.


IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.


--------------------------------------------------------------------------------
BUSINESS DAY -- OUR BUSINESS DAY IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE ("NYSE") IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY
DOES NOT INCLUDE A DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SEC. PREMIUM PAYMENTS WILL BE APPLIED
AND ANY OTHER TRANSACTION REQUESTS WILL BE PROCESSED ON THE BUSINESS DAY WHEN THEY ARE RECEIVED IN GOOD ORDER UNLESS ANOTHER DATE APPLIES AS INDICATED
BELOW.

     - IF YOUR PREMIUM PAYMENT, TRANSFER OR ANY OTHER TRANSACTION REQUEST IS RECEIVED BY US IN GOOD ORDER ON ANY OF THE FOLLOWING, WE WILL PROCESS THE TRANSACTION ON THE NEXT BUSINESS DAY:

       -- ON A NON-BUSINESS DAY; OR

       -- AFTER THE CLOSE OF REGULAR TRADING OF THE NYSE ON A BUSINESS DAY.

CASH VALUE -- THE FUND VALUE OF THE POLICY LESS ANY SURRENDER CHARGE AND ANY OUTSTANDING DEBT.

FUND VALUE -- THE SUM OF THE AMOUNTS UNDER THE POLICY HELD IN EACH SUBACCOUNT OF MONY AMERICA VARIABLE ACCOUNT L, THE GUARANTEED INTEREST ACCOUNT, AND THE LOAN ACCOUNT.

GOOD ORDER -- INSTRUCTIONS THAT WE RECEIVE AT THE OPERATIONS CENTER WITHIN THE PRESCRIBED TIME LIMITS, IF ANY, SPECIFIED IN THE POLICY FOR THE TRANSACTION REQUESTED. THE INSTRUCTIONS MUST BE ON THE APPROPRIATE FORM OR IN A FORM SATISFACTORY TO US THAT INCLUDES ALL THE INFORMATION NECESSARY TO EXECUTE THE REQUESTED TRANSACTION, AND MUST BE SIGNED BY THE INDIVIDUAL AUTHORIZED TO MAKE THE TRANSACTION. TO BE IN GOOD ORDER, INSTRUCTIONS MUST BE SUFFICIENTLY CLEAR SO THAT WE DO NOT NEED TO EXERCISE ANY DISCRETION TO FOLLOW SUCH INSTRUCTIONS AND WE MUST BE ABLE TO EXECUTE THE REQUISITE ORDERS.

GUARANTEED INTEREST ACCOUNT -- THIS ACCOUNT IS PART OF THE GENERAL ACCOUNT OF THE COMPANY. YOU MAY ALLOCATE ALL OR A PART OF YOUR NET PREMIUM PAYMENTS TO THIS ACCOUNT. THIS ACCOUNT WILL CREDIT YOU WITH A FIXED INTEREST RATE (WHICH WILL NOT BE LESS THAN 4.5%) DECLARED BY THE COMPANY. (FOR MORE DETAILED INFORMATION, SEE "THE GUARANTEED INTEREST ACCOUNT".)

LOAN ACCOUNT -- AN ACCOUNT TO WHICH AMOUNTS ARE TRANSFERRED FROM THE SUBACCOUNTS OF MONY AMERICA VARIABLE ACCOUNT L AND THE GUARANTEED INTEREST ACCOUNT AS COLLATERAL FOR ANY LOAN YOU REQUEST. WE WILL CREDIT INTEREST TO THE LOAN ACCOUNT AT A RATE NOT LESS THAN 4.5%. THE LOAN ACCOUNT IS PART OF THE COMPANY'S GENERAL ACCOUNT.

MINIMUM MONTHLY PREMIUM -- THE AMOUNT THE COMPANY DETERMINES IS NECESSARY TO KEEP THE POLICY IN EFFECT FOR THE FIRST THREE POLICY YEARS, REGARDLESS OF THE POLICY'S CASH VALUE. IN CERTAIN CASES, THIS ALSO APPLIES TO THE FIRST THREE POLICY YEARS FOLLOWING AN INCREASE IN THE SPECIFIED AMOUNT.

OUTSTANDING DEBT -- THE UNPAID BALANCE OF ANY LOAN WHICH YOU REQUEST ON THE POLICY. THE UNPAID BALANCE INCLUDES ACCRUED LOAN INTEREST WHICH IS DUE AND HAS NOT BEEN PAID BY YOU.

SPECIFIED AMOUNT -- THE MINIMUM DEATH BENEFIT REQUESTED BY THE POLICY OWNER.
--------------------------------------------------------------------------------


PURPOSE OF THE POLICY

The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to your choice of (a) its Specified Amount, or
(b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.

POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of federal tax deferred acquisition cost ("DAC") provisions imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death benefits under the policy"), your death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

The value of amounts you allocate to MONY America Variable Account L and to the Guaranteed Interest Account, plus any amount in the Loan Account, is your Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may increase or decrease in value while the policy remains in effect.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

The policy remains in effect until the earliest of:

     1. a grace period expiring without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt,

     2.   the insured reaches 100 years of age,

     3.   death of the insured, or

     4.   full surrender of the policy.

Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid will keep the policy and all rider coverages in effect for those first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Riders require the payment of an agreed upon amount of premiums and is discussed on the following page.


CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. For information concerning compensation paid for the sale of the policy, see "Distribution of the Policies."

                                                 DEDUCTIONS FROM PREMIUMS
------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                                                          Specified Amounts less than $500,000 -- 4.00%
Varies based on Specified Amount plus any Term LifeTerm Rider         Specified Amounts of $500,000 or more -- 3.00%
amount in effect. It is a percentage of premium paid.

TAX CHARGE                                                            State and local -- 2.25%

DAC CHARGE                                                            Federal -- 1.50% (0% for individual qualified plan
                                                                      issues)

                                      DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
-------------------------------------------------------------------------------------------------------------------------
MORTALITY & EXPENSE RISK CHARGE                                           Maximum annual rate 0.35% of subaccount
                                                                          value (0.000959% daily)

                                                  DEDUCTIONS FROM FUND VALUE
-----------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE                                                 Current cost of insurance rate multiplied by net
                                                                         amount at risk at the beginning of the policy
                                                                         month.

-----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE MONTHLY                                            $5
Monthly per $1,000 Specified Amount charge based on issue age.           See Appendix B. This charge applies for the first
                                                                         15 policy years (or for 15 years from the date of
                                                                         any increase in Specified Amount). In New Jersey,
                                                                         this charge applies until the insured reaches 100
                                                                         years of age. However, after the 15th policy
                                                                         anniversary or for 15 years from the date of any
                                                                         increase in Specified Amount, we may reduce or
                                                                         eliminate this charge.

-----------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT CHARGE                                          $0.01 per $1,000 of Specified Amount and
Monthly Charge for Guaranteed Death Benefit Rider.(1)                    certain rider amounts if elected. Please note that
                                                                         the rider requires that at least the amount of
                                                                         premiums set forth in the policy itself be paid in
                                                                         order to remain in effect.

-----------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE BENEFITS CHARGE                                       As applicable.
Monthly Deduction for any other optional insurance benefits
added by rider.

                                                     TRANSACTION AND OTHER CHARGES
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE                                                       $10
TRANSFER OF FUND VALUE (AT COMPANY'S OPTION)                                $25 (maximum per transfer)(2)

------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES CHARGES
-    Wire transfer charge(3)                                                Current and Maximum Charge: $90
-    Express mail charge(3)                                                 Current and Maximum Charge: $35
-    Policy illustration charge(4)                                          Current and Maximum Charge: $25
-    Duplicate policy charge(4)                                             Current and Maximum Charge: $35
-    Policy history charge(4)(5)                                            Current and Maximum Charge: $50
-    Charge for returned payments(4)                                        Current and Maximum Charge: $25

------------------------------------------------------------------------------------------------------------------------------------
SURRENDER                                                                   Grades from 80% to 0% over 15 years (11 years
                                                                            for issue ages 76-85) based on a schedule.
                                                                            Factors per $1,000 of Specified Amount vary
                                                                            based on issue age, gender, and underwriting
                                                                            class.


(1)  The Guaranteed Death Benefit Rider is not available in all states.

(2)  Currently, there is no charge on transfers among investment options.

(3) Unless you specify otherwise, this charge will be deducted from the amount you request.

(4) The charge for this service must be paid using funds outside of your policy. Please see "Charges and Deductions" later in this prospectus for more information.

(5) The charge for this service may be less depending on the policy history you request. Please see "Charges and Deductions" later in this prospectus for more information.


PORTFOLIO OPERATING EXPENSES

MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in a designated class of shares of a designated Portfolio. Each Portfolio pays a fee to its investment adviser to manage the Portfolio. You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


  PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
                                   ASSETS

                                                                           Lowest         Highest
                                                                          -------        --------
       Total Annual Portfolio Operating Expenses for 2018..............     0.27%          1.54%
        (expenses that are deducted from Portfolio assets
        including management fees, 12b-1 fees,
        service fees and/or other expenses)



       (1) "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES" ARE BASED, IN PART, ON ESTIMATED AMOUNTS FOR OPTIONS ADDED DURING THE FISCAL YEAR 2018, IF APPLICABLE, AND FOR THE OTHER UNDERLYING PORTFOLIOS. THE "LOWEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE DREYFUS STOCK INDEX PORTFOLIO. THE "HIGHEST" REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES OF THE CHARTER SMALL CAP GROWTH.




THE DEATH BENEFIT

The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

OPTION 1 -- The death benefit equals the greater of

      1. the Specified Amount plus Additional Term Life Insurance, if any, or

      2.   Fund Value multiplied by a death benefit percentage.

If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

OPTION 2 -- The death benefit equals the greater of

      1. the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

      2.   the Fund Value multiplied by a death benefit percentage.

If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

When applying for the policy, you will choose one of two tests to apply to the policy for compliance with the federal tax law definition of life insurance. The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.)

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."

When you apply for your policy, you can purchase a Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect for an extended period of time, regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Riders.")

PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. This amount is the Minimum Monthly Premium. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. If you do so, your policy will continue in effect until the Cash Value, can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


ALLOCATION OPTIONS

You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase a designated class of shares of a designated portfolio of AXA Premier VIP Trust, Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity(R) Variable Insurance Products (VIP), Janus Aspen Series or PIMCO Variable Insurance Trust (the "Portfolios").

The policy is between you and the Company. The policy is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


PORTFOLIO REBALANCING

Our portfolio rebalancing program may help prevent an investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your policy. The program does not guarantee an investment gain or protect against an investment loss. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Requesting an investment option transfer while enrolled in our rebalancing program will automatically terminate your participation in the program. This means that your account will no longer be rebalanced on a periodic basis. You must provide us with written instructions if you wish your account to be rebalanced in the future. We reserve the right to restrict the availability of rebalancing programs at any time.


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Operations Center. See "Transfer of Fund Value."

POLICY LOANS

You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.

The amount of Outstanding Debt is subtracted from your death benefit. We also deduct such amount from any Fund Value proceeds payable at maturity and from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt. Policy loans could have tax consequences. See "Federal income tax considerations."


FULL SURRENDER

You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus
(c) any Outstanding Debt. See "Detailed information about the policy -- Full surrender" under "Detailed information about the policy" for more information.


PARTIAL SURRENDER

You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request. A partial surrender will decrease the Specified Amount. See "Detailed information about the policy -- Partial surrender" under "Detailed information about the policy" for more information.

Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.


RIGHT TO RETURN POLICY PERIOD

This is provided for informational purposes only. Since these contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You have the right to examine the policy when you receive it. You may return the policy to us at our Operations Center or to the agent who sold it for any reason and obtain a full refund of the premium you paid. The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     1.   it has a Cash Value greater than zero;

     2.   the Guaranteed Death Benefit Rider is in effect; or

     3. during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace period and lapse."

You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code"). Thus the death benefit received by the beneficiary at the death of the insured will generally not be subject to federal income taxes when received by the beneficiary. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. Subject to availability in your state, there are eleven riders that may be available with this policy:

      -  Guaranteed Death Benefit Rider

      -  Guaranteed Death Benefit to Age 100 Rider(1)

      -  Spouse's Yearly Renewable Term Rider/Other Insured Term Rider(2)

      -  Additional Term Life Insurance Rider(1)

      -  Children's Term Life Insurance Rider

      -  Accidental Death and Dismemberment Rider

      -  Purchase Option Rider

      -  Waiver of Monthly Deduction Rider

      -  Waiver of Specified Premiums Rider

      -  Term Life Term Rider(2)

      -  Maturity Extension Rider

Please also see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for additional information.

(1)  Available only for policies applied for on or after March 1, 2001.

(2)  Rider is no longer available for new elections.


CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214.


STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.

ILLUSTRATIONS

Upon request, the Company will send you a hypothetical illustration of future benefits under the policy based on both guaranteed and current cost assumptions. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration. Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we will charge you $25.


2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an affiliate of AXA Equitable Life Insurance Company ("AXA Equitable") and an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. The Company is solely responsible for paying all amounts to you under your policy.



AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our main administrative office is located at 525 Washington Blvd. Jersey City, NJ 07310.


On October 1, 2013, the Company entered into a reinsurance transaction with Protective Life Insurance Company ("Protective"), whereby Protective agreed to reinsure a substantial portion of the Company's life insurance and annuity business (the "Reinsured Business"). This policy is included in the Reinsured Business. Protective reinsures all of the insurance risks of the Reinsured Business and is responsible for customer service and administration for all contracts comprising the Reinsured Business. However, the Company remains the insurer of the policy and the terms, features, and benefits of the policy have NOT changed as a result of the transaction.


HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Operations Center as listed below for the purposes described or register to view your policy online at www.service.protective.com. Please refer to "Telephone/fax transactions" for effective dates for processing telephone and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or fax may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


FOR CORRESPONDENCE WITH CHECKS:

FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY REGULAR MAIL:

MLOA Variable - Dept #2635
P.O. Box 11407
Birmingham, AL 35246-2635


FOR SUBSEQUENT PREMIUM PAYMENTS SENT BY EXPRESS DELIVERY:

Regions Lockbox Operations
Attn: MLOA Variable - LBX Dept #2635
2090 Parkway Office Circle
Hoover, AL 35244

FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY MAIL:

MONY Life Insurance Company of America
PO Box 4830
Syracuse, NY 13221


BY TOLL-FREE PHONE:

Customer service representatives are available weekdays from 8am to 7pm, EST Monday - Thursday and 8am to 5pm EST on Friday at 1-800-487-6669.


BY INTERNET:

You may register for online account access at www.service.protective.com. Our website provides access to account information and customer service. After registering, you can view account details, print customer service forms and find answers to common questions.


RECEIPT OF COMMUNICATIONS AND TRANSACTION REQUESTS

Your written correspondence will be picked up at the mailing address noted above and delivered to our Operations Center. Your written correspondence, however, is not considered received by us until it is received at our Operations Center in Good Order. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in Good Order at our Operations Center or via the appropriate telephone or fax number or internet website if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a Business Day or (2) after the close of a Business Day, then, in each case, we are deemed to have received that item on the next Business Day. Our Operations Center is: 5788 Widewaters Parkway, Syracuse, NY 13214.

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, or (2) by writing our Operations Center. For more information about the transaction requests you can make by phone or fax, see "Telephone/fax transactions" later in this prospectus.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

All Fund Values of the policy during the Right to Return Policy Period are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). A unit investment trust is a type of investment company. The SEC does not supervise the administration or investment practices or policies of MONY America

Variable Account L. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. For state law purposes, MONY America Variable Account L is treated as a part or division of the Company.


3. THE PORTFOLIOS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the AXA Premier VIP Trust and EQ Advisors Trust Portfolios. For some of those Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for those Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of those sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

The principal underwriters of the contract are AXA Advisors, LLC and AXA Distributors, LLC. AXA Advisors is an affiliate of MONY America and AXA Equitable, and AXA Distributors is an affiliate of MONY America and an indirect wholly owned subsidiary of AXA Equitable.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

MONY America, or the Distributors or our other affiliates may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. MONY America or our affiliates may profit from these fees and payments. MONY America considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and the All Asset Growth-Alt 20 Portfolio invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their Fund Values to such Portfolios is consistent with their desired investment objectives. In doing so, MONY America, and/or its affiliates, may be subject to conflicts of interest insofar as MONY America may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Detailed information about the policy" later in this prospectus for more information about your role in managing your allocations.



As described in more detail in the Portfolio prospectuses, certain affiliated Portfolios (the "EQ Managed Volatility Portfolios") utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") -- and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios and the EQ Fund of Fund Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "[x]" under the column entitled "Volatility Management."



Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your Fund Value and provide you with risk-adjusted returns over time. During rising markets, the EQ volatility management strategy, however, could result in your Fund Value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Fund Value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.


The success of the volatility management strategy depends, in part, on the investment adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Portfolio's benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain a Portfolio's optimal risk targets, and the Portfolio may not perform as expected.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Fund Value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


In addition, the All Asset Growth-Alt 20 Portfolio invests in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies. Please see the underlying Portfolio prospectus for more information about alternative investment strategies and nontraditional asset classes.

INVESTMENTS IN PORTFOLIOS THAT ARE ALSO OFFERED IN POLICIES/CONTRACTS WITH AN ASSET TRANSFER PROGRAM


Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


     (a) By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

     (b) By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

AXA PREMIER VIP TRUST                                                                   INVESTMENT ADVISER
CLASS B SHARES                                                                         (AND SUB ADVISER(S),           VOLATILITY
PORTFOLIO NAME                                        OBJECTIVE                           AS APPLICABLE)              MANAGEMENT
-----------------------------------  -----------------------------------------  ----------------------------------   ------------

CHARTER(SM) SMALL CAP GROWTH         Seeks to achieve long-term growth          -  AXA Equitable Funds
                                     of capital.                                   Management Group, LLC

EQ/AGGRESSIVE ALLOCATION             Seeks to achieve long-term capital         -  AXA Equitable Funds                    [x]
(FORMERLY AXA AGGRESSIVE             appreciation.                                 Management Group, LLC
ALLOCATION)(1)

EQ/CONSERVATIVE ALLOCATION           Seeks to achieve a high level of           -  AXA Equitable Funds                    [x]
(FORMERLY AXA CONSERVATIVE           current income.                               Management Group, LLC
ALLOCATION)(1)

EQ/CONSERVATIVE-PLUS                 Seeks to achieve current income            -  AXA Equitable Funds                    [x]
ALLOCATION (FORMERLY AXA             and growth of capital, with a                 Management Group, LLC
CONSERVATIVE-PLUS                    greater emphasis on current
ALLOCATION)(1)                       income.

EQ/MODERATE ALLOCATION               Seeks to achieve long-term capital         -  AXA Equitable Funds                    [x]
(FORMERLY AXA MODERATE               appreciation and current income.              Management Group, LLC
ALLOCATION)(1)

EQ/MODERATE-PLUS ALLOCATION          Seeks to achieve long-term capital         -  AXA Equitable Funds                    [x]
(FORMERLY AXA MODERATE-              appreciation and current income,              Management Group, LLC
PLUS ALLOCATION)(1)                  with a greater emphasis on capital
                                     appreciation.



                                                                                          INVESTMENT ADVISER
DREYFUS STOCK INDEX FUND, INC. --                                                        (AND SUB ADVISER(S),            VOLATILITY
INITIAL SHARES                                        OBJECTIVE                             AS APPLICABLE)               MANAGEMENT
-----------------------------------   -----------------------------------------   -----------------------------------  -------------

DREYFUS STOCK INDEX                   The fund seeks to match the total           -  The Dreyfus Corporation
                                      return of the Standard & Poor's(R) 500      -  Index Fund Manager:
                                      Composite Stock Price Index.                   Mellon Investments
                                                                                     Corporation (Mellon)



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                        (AND SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

1290 VT EQUITY                   IB           Seeks a combination of              -  AXA Equitable Funds
INCOME                                        growth and income to achieve           Management Group, LLC
                                              an above-average and                -  Barrow, Hanley,
                                              consistent total return.               Mewhinney & Strauss, LLC

1290 VT GAMCO                    IB           Seeks to maximize capital           -  AXA Equitable Funds
SMALL COMPANY                                 appreciation.                          Management Group, LLC
VALUE                                                                             -  GAMCO Asset
                                                                                     Management, Inc.

1290 VT SOCIALLY                 IA           Seeks to achieve long-term          -  AXA Equitable Funds
RESPONSIBLE                                   capital appreciation.                  Management Group, LLC
                                                                                  -  Blackrock Investment
                                                                                     Management, LLC

ALL ASSET GROWTH-                IB           Seeks long-term capital             -  AXA Equitable Funds
ALT 20                                        appreciation and current               Management Group, LLC
                                              income.



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                        (AND SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

EQ/CAPITAL                       IA           Seeks to achieve long-term          -  AXA Equitable Funds
GUARDIAN                                      growth of capital.                     Management Group, LLC
RESEARCH                                                                          -  Capital Guardian Trust
                                                                                     Company

EQ/CORE BOND                     IA           Seeks to achieve a total return     -  AXA Equitable Funds
INDEX                                         before expenses that                   Management Group, LLC
                                              approximates the total return       -  SSgA Funds Management,
                                              performance of the Bloomberg           Inc.
                                              Barclays U.S. Intermediate
                                              Government/Credit Bond
                                              Index, including reinvestment
                                              of dividends, at a risk level
                                              consistent with that of the
                                              Bloomberg Barclays U.S.
                                              Intermediate
                                              Government/Credit Bond
                                              Index.

EQ/INTERMEDIATE                  IA           Seeks to achieve a total return     -  SSgA Funds Management,
GOVERNMENT BOND                               before expenses that                   Inc.
                                              approximates the total return       -  AXA Equitable Funds
                                              performance of the Bloomberg           Management Group, LLC
                                              Barclays U.S. Intermediate
                                              Government Bond Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Bloomberg Barclays U.S.
                                              Intermediate Government
                                              Bond Index.

EQ/JANUS                         IA           Seeks to achieve capital            -  AXA Equitable Funds
ENTERPRISE                                    growth.                                Management Group, LLC
(FORMERLY                                                                         -  Janus Capital Management
AXA/JANUS                                                                            LLC
ENTERPRISE)

EQ/LARGE CAP                     IB           Seeks to achieve long-term          -  AXA Equitable Funds                    [x]
GROWTH MANAGED                                growth of capital with an              Management Group, LLC
VOLATILITY (FORMERLY                          emphasis on risk-adjusted           -  BlackRock Investment
AXA LARGE CAP                                 returns and managing volatility        Management, LLC
GROWTH MANAGED                                in the Portfolio.                   -  HS Management Partners
VOLATILITY)                                                                          LLC
                                                                                  -  Loomis, Sayles & Company
                                                                                  -  Polen Capital Management,
                                                                                     LLC
                                                                                  -  T. Rowe Price Associates,
                                                                                     Inc.



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                        (AND SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

EQ/LARGE CAP                     IA           Seeks to achieve a total            -  Alliance Bernstein L.P.
VALUE INDEX                                   return before expenses that         -  AXA Equitable Funds
                                              approximates the total                 Management Group, LLC
                                              return performance of the
                                              Russell 1000 Value Index,
                                              including reinvestment of
                                              dividends, at a risk level
                                              consistent with that of the
                                              Russell 1000 Value Index.

EQ/LOOMIS SAYLES                 IB           Seeks to achieve capital            -  AXA Equitable Funds
GROWTH (FORMERLY                              appreciation.                          Management Group, LLC
AXA/LOOMIS                                                                        -  Loomis, Sayles & Company,
SAYLES GROWTH)                                                                       L.P.

EQ/MFS                           IB           Seeks to achieve capital            -  AXA Equitable Funds
INTERNATIONAL                                 appreciation.                          Management Group, LLC
GROWTH                                                                            -  Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment
                                                                                     Management

EQ/MID CAP VALUE                 IA           Seeks to achieve long-term          -  AXA Equitable Funds
MANAGED VOLATILITY                            capital appreciation with an           Management Group, LLC
(FORMERLY AXA MID                             emphasis on risk adjusted           -  BlackRock Investment
CAP VALUE                                     returns and managing volatility        Management, LLC
MANAGED VOLATILITY)                           in the Portfolio.                   -  Diamond Hill Capital                   [x]
                                                                                     Management, Inc.
                                                                                  -  Wellington Management
                                                                                     Company, LLP

EQ/MONEY MARKET                  IA           Seeks to obtain a high level of     -  AXA Equitable Funds
                                              current income preserve its            Management Group, LLC
                                              assets and maintain liquidity.      -  The Dreyfus Corporation

EQ/PIMCO ULTRA                   IB           Seeks to generate a return in       -  AXA Equitable Funds
SHORT BOND                                    excess of traditional money            Management Group, LLC
                                              market products while               -  Pacific Investment
                                              maintaining an emphasis on             Management Company
                                              preservation of capital and            LLC
                                              liquidity.

EQ/QUALITY BOND                  IB           Seeks to achieve high current       -  AllianceBernstein L.P.
PLUS                                          income consistent with              -  AXA Equitable Funds
                                              moderate risk to capital.              Management Group, LLC
                                                                                  -  RBC Global Asset
                                                                                     Management (U.S.) Inc.

EQ/T. ROWE PRICE                 IB           Seeks to achieve long-term          -  AXA Equitable Funds
GROWTH STOCK                                  capital appreciation and               Management Group, LLC
                                              secondarily, income.                -  T. Rowe Price Associates,
                                                                                     Inc.



                                                                                          INVESTMENT ADVISER
EQ ADVISORS TRUST                                                                        (AND SUB ADVISER(S),          VOLATILITY
PORTFOLIO NAME               SHARE CLASS                   OBJECTIVE                        AS APPLICABLE)             MANAGEMENT
-----------------------  -------------------  ----------------------------------  ----------------------------------  ------------

EQ/UBS GROWTH                    IB           Seeks to achieve total return       -  AXA Equitable Funds
AND INCOME                                    through capital appreciation           Management Group, LLC
                                              with income as a secondary          -  UBS Asset Management
                                              consideration.                         (Americas) Inc.



                                                                                          INVESTMENT ADVISER
FIDELITY(R) VARIABLE INSURANCE                                                           (AND SUB-ADVISER(S),           VOLATILITY
PRODUCTS (VIP) -- SERVICE CLASS                       OBJECTIVE                             AS APPLICABLE)              MANAGEMENT
-----------------------------------  ------------------------------------------  -----------------------------------   -------------

FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital                     -  Fidelity Management and
PORTFOLIO                            appreciation.                                  Research Company (FMR)



                                                                                          INVESTMENT ADVISER
JANUS ASPEN SERIES --                                                                    (AND SUB-ADVISER(S),           VOLATILITY
INSTITUTIONAL SHARES                                  OBJECTIVE                             AS APPLICABLE)              MANAGEMENT
-----------------------------------   -----------------------------------------  -----------------------------------   ------------

JANUS HENDERSON BALANCED              Seeks long-term capital growth,            -  Janus Capital Management
PORTFOLIO                             consistent with preservation of               LLC
                                      capital and balanced by current
                                      income.

JANUS HENDERSON ENTERPRISE            Seeks long-term growth of capital.         -  Janus Capital Management
PORTFOLIO                                                                           LLC

JANUS HENDERSON FORTY                 Seeks long-term growth of capital.         -  Janus Capital Management
PORTFOLIO                                                                           LLC

JANUS HENDERSON GLOBAL                Seeks long-term growth of capital.         -  Janus Capital Management
RESEARCH PORTFOLIO                                                                  LLC



                                                                                         INVESTMENT ADVISER
PIMCO VARIABLE INSURANCE TRUST --                                                       (AND SUB-ADVISER(S),           VOLATILITY
ADMINISTRATIVE CLASS                                  OBJECTIVE                            AS APPLICABLE)              MANAGEMENT
-----------------------------------   ----------------------------------------   -----------------------------------  ------------

GLOBAL BOND OPPORTUNITIES             Seeks maximum total return,                -  Pacific Investment
(UNHEDGED)                            consistent with preservation of               Management Company LLC
                                      capital and prudent investment
                                      management.




(1)  The "EQ/Allocation" Portfolios


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING PORTFOLIO PROSPECTUS. THE PROSPECTUSES FOR THE PORTFOLIO CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF PORTFOLIO PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.


PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each Portfolio for the corresponding subaccount at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a Portfolio are automatically reinvested in the Portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Portfolio shares at net asset value to make payments under the policies.

The investment objectives of each of the Portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that Portfolio. No Portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Portfolio that you received with this prospectus. The Portfolios' prospectuses include information on the risks of each Portfolio's investments and investment techniques.

4. DETAILED INFORMATION ABOUT THE POLICY

The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY

Since these policies are no longer available to new purchasers, this information is provided for informational purposes only.

The policy is available to both individuals as well as corporations that provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies"). A policy can be issued on the life of an insured for ages up to and including 85 years with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. (See "Premiums -- Premium Flexibility.")

Coverage under the Temporary Insurance Agreement ends (except for policies issued in Kansas) on the earliest of:

     1.   the Policy Release Date, if the policy is issued as applied for;

     2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     3. no later than 90 days from the date the Temporary Insurance Agreement is signed;

     4. the 45th day after the form is signed if you have not finished the last required medical exam;

     5. 5 days after the Company sends notice to you that it declines to issue any policy; and

     6.   the date you tell the Company that the policy will be refused.

For policies issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

     1.   the Policy Release Date, if the policy is issued as applied for;

     2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     3.   the date you tell the Company that the policy will be refused; and

     4. the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

     1. the insurance coverage applied for (including any optional riders) up to $500,000, less

     2. the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of

     1. the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date, or

     2. the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused, or

     3. the date the Company sends notice to you declining to issue any policy.

INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy if issued exactly as applied for is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Right to Return Policy Period.")


POLICY DATE

The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax treatments of policy benefits" in "Other information" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

Since these policies are no longer available to new purchasers, this information is provided for informational purposes only.

The Right to Return Policy Period runs for 10 days after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid. Your premiums will be allocated to our general account until the Right to Return Policy Period ends.


PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.


PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon

     1.   the policy's Specified Amount,

     2.   any riders added to the policy, and

     3. the insured's (a) age, (b) smoking status, (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of Insurance"), and (d) underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."


SCHEDULED PREMIUM PAYMENTS

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the subaccount investing in the EQ/Money Market Portfolio.

You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")


CHOICE OF DEFINITION OF LIFE INSURANCE

For policies issued on or after March 1, 2001, we offer two death benefit qualification tests, which we use to calculate the minimum death benefit. You must choose one of these tests on your application. Once you choose a test, you cannot change it.

In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.


CASH VALUE ACCUMULATION TEST

If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the Internal Revenue Code.

Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.


GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit.


MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."


UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time by sending them through U.S. mail to our Operations Center and in any amount. However, if the premium payment you wish to make exceeds the scheduled premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy" and "Federal income tax considerations -- definition of life insurance." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the Internal Revenue Code's definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."

Your policy is guaranteed to remain in effect as long as

     1.   the Cash Value is greater than zero, or

     2. you have purchased the Guaranteed Death Benefit Rider and it is still in the Guaranteed Period, or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider; or

     3. during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elect the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.


ALLOCATION OF NET PREMIUMS

Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must total 100%.

You may change the allocation of net premiums at any time by submitting a written request in Good Order to the Company's Operations Center at 5788 Widewaters Parkway, Syracuse, NY 13214. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/fax transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the valuation day we receive your instructions.

Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of

     1.   the policy's death benefit, plus

     2.   any insurance proceeds provided by rider, less

     3. any Outstanding Debt (and, if in the grace period, less any overdue charges).

You may select one of two death benefit options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

OPTION 1 -- The death benefit equals the greater of (a) the Specified Amount plus Additional Term Life Insurance, if any, or (b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages generally vary according to attained age, gender, smoking status, and underwriting class. A table showing the death benefit percentages is in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

OPTION 2 -- The death benefit equals the greater of (a) the Specified Amount of the policy plus Additional Term Life Insurance, if any, plus the Fund Value, or
(b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages generally vary according to attained age, gender, smoking status, and underwriting class. The death benefit percentage is the same as that used for Option 1 and is in your policy. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                                      CASH VALUE ACCUMULATION TEST+
------------------------------------------------------------------------------------------------------------------------------------
                                                                         POLICY 1        POLICY 2         POLICY 3         POLICY 4
                                                                       -----------      -----------     ------------     -----------
Specified Amount                                                       $   100,000      $   100,000     $    100,000     $   100,000
Additional Term Life Insurance Rider                                   $         0      $         0     $          0     $    75,000
Fund Value on Date of Death                                            $    35,000      $    60,000     $     85,000     $    60,000
Death Benefit Percentage                                                    178.4%           178.4%           178.4%          178.4%
Death Benefit under Option 1                                           $   100,000      $   107,040     $    151,640     $   175,000
Death Benefit under Option 2                                           $   135,000      $   160,000     $    185,000     $   235,000

+ The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.

OPTION 1, POLICY 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440).

OPTION 1, POLICY 2 AND 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 178.4% = $107,040 for Policy 2; $85,000 x 178.4% = $151,640 for Policy 3) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440 for Policy 1; $60,000 x 178.4% =
$107,040 for Policy 2; and $85,000 x 178.4% = $151,640 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

                                               GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                                                       CASH VALUE ACCUMULATION TEST
------------------------------------------------------------------------------------------------------------------------------------
                                                                         POLICY 1        POLICY 2         POLICY 3         POLICY 4
                                                                       -----------      -----------     ------------     -----------
Specified Amount                                                       $   100,000      $   100,000     $    100,000     $   100,000
Additional Term Life Insurance Rider                                   $         0      $         0     $          0     $    75,000
Fund Value on Date of Death                                            $    35,000      $    60,000     $     85,000     $    60,000
Death Benefit Percentage                                                      120%             120%             120%            120%
Death Benefit under Option 1                                           $   100,000      $   100,000     $    102,000     $   175,000
Death Benefit under Option 2                                           $   135,000      $   160,000     $    185,000     $   235,000

OPTION 1, POLICY 1 AND 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1 and $60,000 x 120% = $72,000 for Policy 2).

OPTION 1, POLICY 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($85,000 x 120% = $102,000) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The death benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1; $60,000 x 120% = $72,000 for
Policy 2; and $85,000 x 120% = $102,000 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details. Payments made to a beneficiary under a payment plan could have tax consequences. See "Federal income tax considerations."


CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's Operations Center. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new Specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of Insurance." If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the death benefit option may have tax consequences. See "Federal income tax considerations."


CHANGES IN SPECIFIED AMOUNT

You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be requested at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85 (age 70 for individual qualified plans, i.e. plans qualified under 401(a), including 401(k) plans, and 403(a) of the Internal Revenue Code). Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

To increase or decrease the Specified Amount, send a written application to the Company's Operations Center. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.


INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions." In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.


DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied

     1. to reduce the coverage segments of Specified Amount associated with the most recent increases, then

     2.   to the next most recent increases successively, and last

     3.   to the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

     1. Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy; or

     2. To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. Changes in coverage can have tax implications and limitations. See "Federal income tax considerations."


CHANGES IN ADDITIONAL TERM LIFE INSURANCE AMOUNT

A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

     - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

     - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

     - Against Additional Term Life Insurance provided under the original application; and

     - Against insurance provided by the Specified Amount under the original application.


GUARANTEED DEATH BENEFIT RIDERS

GUARANTEED DEATH BENEFIT

Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by

     1. the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

     2.   the interest earned in the Guaranteed Interest Account, and

     3. the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace period and lapse."

When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances for an extended period of time, even if the Cash Value of the policy is zero on any monthly anniversary date.

GUARANTEED DEATH BENEFIT RIDER

In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to the rider's grace period. In addition, this rider will automatically end at the later of the insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end when the rider is no longer in force. See "Guaranteed Death Benefit."

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

     1.   total the actual premiums you have paid for the policy, and

     2.   subtract the amount of:

          a. partial surrenders (and associated fees and surrender charges), and

          b.  outstanding debt.

The second calculation shows the amount of premiums the rider required you to pay. We:

     1.   take the Monthly Guarantee Premium specified by the policy, and

     2.   multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required, the Guarantee Period, and therefore the rider, will end. Once ended, the rider can not be reinstated.

The grace period for this rider is explained in the section called "Grace period and lapse -- If Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey and Texas. This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected. Because the Guaranteed Death Benefit Rider is not available, the grace period and lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.) This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected.


OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits and their limitations. Some of these benefits may be selected only when you apply for your policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.

See "Federal income tax considerations" and "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Other information" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.


ADDITIONAL TERM LIFE INSURANCE RIDER

The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code Section 7702.


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later.


CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If the rider applied for after the policy is issued, different requirements may be imposed. Children include children born to or adopted by the insured and stepchildren of the insured. Coverage is limited to the lesser of 1/5th of the initial Specified Amount plus the Additional Term Life Insurance Rider or $10,000. Upon the expiration of the rider coverage, it may be converted to any level face amount permanent plan of insurance then offered by the Company or any other plan we choose to offer, for up to five times the rider coverage amount.


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:

     1.   accidental death occurs as the result of riding as a passenger, and

     2. the accidental death occurred while riding in a public conveyance, and

     3. the public conveyance was being operated commercially to transport passengers for hire.

The maximum amount of coverage is the initial Specified Amount plus term insurance coverage, plus the Additional Term Life Insurance Rider but not more than the greater of:

     1. $100,000 total coverage of all such insurance in the Company or its affiliates, or

     2. $200,000 of all such coverages regardless of insurance companies issuing such coverages.

PURCHASE OPTION RIDER

This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. This additional coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

     -  Marriage of the insured.

     -  Birth of a child of the insured.

     -  Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered total disability. It remains fixed at the level at the beginning of the covered total disability. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If charges are being waived under this rider, the death benefit option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


WAIVER OF SPECIFIED PREMIUMS RIDER

This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If payments are being waived under this rider, the death benefit option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.


TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company and any other plan we choose to offer. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later.


BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER

The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the Company will pay to you the Cash Value of the policy. See "Other information -- Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

Please refer to the policy for additional information on the Maturity Extension Rider.

POLICY VALUES

FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

CASH VALUE

The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     -  Payment of premiums.

     -  Amount held in the Loan Account to secure any Outstanding Debt.

     -  Partial surrenders.

     -  The charges assessed in connection with the policy.

     -  Investment experience of the subaccounts.

     -  Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and Fund Value to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     -  The investment income.

     -  Realized and unrealized capital gains and losses.

     -  Expenses of a portfolio including the investment adviser fees.

     -  Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any of the Portfolios are reinvested automatically in shares of the same Portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the MONY America Variable Account L.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     -  Make partial surrenders.

     -  Make full surrenders.



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
     - Transfer amounts from a subaccount (including transfers to the Loan Account).

     - Pay the death benefit when the insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business on a given Business Day. The number of units changes only as a result of the deduction of any policy transactions or charges. The number of units credited will not change because of later changes in unit value.

Transactions are processed when they are received in Good Order at the Company's Operations Center. (See "Receipt of Communications and Transaction Requests.") If the premium or request reaches our Company's Operations Center on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 PM Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for regular trading.


CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

     1.   the net premiums received by us on or before the policy date; less

     2.   the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Business Days. On any Business Day, we determine the Fund Value of a policy as follows:

     1. determine the policy's Fund Value in each subaccount (see below) on that Business Day;

     2.   total the Fund Value in each subaccount on that Business Day;

     3. add the Fund Value in the Guaranteed Interest Account on that Business Day; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Business Day, decreased by any allocations against the Guaranteed Interest Account before that Business Day;

     4.   add any amounts in the Loan Account on that Business Day;

     5. add interest credited on that Business Day on the amounts in the Loan Account since the last monthly anniversary day;

     6.   add any net premiums received on that Business Day;

     7.   deduct any transfer charges on that Business Day;

     8.   deduct any partial surrender, and its fee, made on that Business Day;
          and

     9.   deduct any monthly deduction to be made on that Business Day.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Business Day as follows:

     1. Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

     2. Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

     3. Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deduction from MONY America Variable Account L -- Mortality and Expense Risk Charge." If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

The unit value of each subaccount on its first Business Day was set at $10.00.


TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request in Good Order to the Company's Operations Center. Transfers are effective on the Business Day we receive the transfer request. (See "Receipt of Communications and Transaction Requests.") Transfers may be made by telephone if you have proper authorization. See "Telephone/fax transactions." Currently, there are no limitations on the number of transfers between subaccounts except for the restrictions on disruptive transfer activity described below. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer.

You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio investments may impede efficient Portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the Portfolio manager to effect more frequent purchases and sales of Portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that Portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer subaccounts with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "Affiliated Trusts"), as well as subaccounts with underlying Portfolios of unaffiliated trusts with which MONY America has entered into participation agreements (the "Unaffiliated Trusts" and, collectively with the Affiliated Trusts, the "Trusts"). The Affiliated Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the Affiliated Trust obtains from us policy owner trading activity. The Affiliated Trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each Unaffiliated Trust may have its own policies and procedures regarding disruptive transfer activity. If an Unaffiliated Trust advises us that there may be disruptive activity from one of our policy owners, we will work with the Unaffiliated Trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a Trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the Trusts had not implemented such a fee. If a redemption fee is implemented by a Trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the Underlying Trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a written request to the Company's Operations Center. The loan will take effect on the Business Day we receive the loan request in Good Order. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest accrues from day to day and is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.



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
When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.

Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less any partial surrenders and their fees and less any Outstanding Debt, do not exceed the premium required under that rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the policy or rider in effect. See "Grace period and lapse."

A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."


FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

You may surrender your policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the Business Day during which the request for surrender is received in Good Order. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment plan/settlement provisions." For information on the tax effects of surrender or partial surrender of a policy, see "Federal income tax considerations."



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
If you surrender your policy within 30 days of a policy anniversary, the following will apply. The portion of the Cash Value of the policy in the Guaranteed Interest Account on the date of surrender will not be less than the Cash Value in the Guaranteed Interest Account on that policy anniversary. The Cash Value on that policy anniversary will be adjusted for any partial surrender and its fee, any transfer to or from the Guaranteed Interest Account and applicable transfer charge, and any policy loan.


PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the Business Day that we receive your request at our Operations Center, or (2) on the next Business Day if that day is not a Business Day. There is no limit on the number of partial surrenders allowed in a policy year.

A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender, and the specified Amount in force must be at least $100,000 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount is not greater than 90% of Cash Value after the partial surrender.

You may make a partial surrender by submitting a written request in Good Order to the Company's Operations Center. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

When you make a partial surrender and you selected Death Benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death benefits under the policy."

There is a fee for each partial surrender of $10.

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

     1. it has a Cash Value greater than zero, and you make any required additional premium payments during the 61-day grace period; or

     2. you have purchased the Guaranteed Death Benefit Rider and it is still in the Guaranteed Period, or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and you make any required additional premium payments during the 61-day Grace Period.

SPECIAL RULE FOR THE FIRST THREE POLICY YEARS

During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     1.   your policy's Cash Value is greater than zero, or

     2. the sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).



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
If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect. See the explanation below.

IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Cash Value is insufficient to pay the current monthly deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:

     1.   the Minimum Monthly Premium not paid, plus

     2.   one succeeding Minimum Monthly Premium.

For contracts issued in the state of New Jersey, during the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay the lesser of:

     1. any balance needed on the monthly anniversary day to cover the Minimum Monthly Premium for the following month plus an amount equal to 1 Minimum Monthly Premium; or

     2. any balance needed to cover the monthly deduction plus an amount equal to 2 monthly deductions.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:

     1.   the monthly deduction not paid, plus

     2. two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

     1. the amount of the death benefit immediately prior to the start of the grace period, reduced by

     2.   any unpaid monthly deductions and any Outstanding Debt.

For contracts issued in the state of New Jersey, if the insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the start of the grace period, reduced by:

     1. the lesser of any balance needed for the Minimum Monthly Premium for the following month or any balance needed for the monthly deduction; and

     2.   any Outstanding Debt.



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
IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

     1.   the Guaranteed Death Benefit Rider is in effect, and

     2.   the test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Riders."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

REINSTATEMENT

We will reinstate a lapsed policy at any time:

     1.   before the maturity date, and

     2. within five years after the monthly anniversary day which precedes the start of the grace period.

To reinstate a lapsed policy, we must also receive:

     1.   A written application from you.

     2.   Evidence of insurability satisfactory to us.

     3. Payment of all amounts that were due and unpaid during the grace period.

     4. Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date.

     5. Payment or reinstatement of any debt on the policy anniversary at the start of the grace period.

     6. Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

     1. The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

     2. The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

     3.   Any Outstanding Debt on the date of lapse will also be reinstated.

     4. No interest on amounts held in our Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions. See "Federal income tax considerations" for additional information.


5. CHARGES AND DEDUCTIONS

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

SALES CHARGE --                                         This charge varies based on the total of the
                                                        Specified Amount plus the Term Life Term
                                                        Insurance Rider amount in effect on the policy
                                                        date. The charge is a percent of each premium
                                                        paid.
                                                        Specified Amount plus any Term Life Term
                                                        Insurance amount in force less than $500,000 --
                                                        4.00%
                                                        Specified Amount plus any Term Life Term
                                                        Insurance amount in force of $500,000 or
                                                        more -- 3.00%

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.

TAX CHARGE --                                           State and local premium tax -- currently 2.25%;
                                                        Charge for federal tax deferred acquisition costs
                                                        of the Company -- currently 1.50% (0% for
                                                        individual qualified plans)

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2.25% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.50% DAC charge against each premium covers our estimated cost for the federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under Internal Revenue Code Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax DAC provisions, such as premiums paid on policies issued to individual qualified plans.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

MORTALITY AND EXPENSE RISK CHARGE --                     Maximum of 0.000959% of the amount in the
                                                         subaccount, which is equivalent to an annual rate
                                                         of 0.35% of subaccount value.

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the monthly deduction is deducted from the Fund Value on each monthly anniversary day. The monthly deduction consists of the following items:

COST OF INSURANCE --                                      This charge compensates us for the anticipated
                                                          cost of paying death benefits in excess of Fund
                                                          Value to insureds' beneficiaries. The amount of
                                                          the charge is equal to a current cost of insurance
                                                          rate multiplied by the net amount at risk under
                                                          the policy at the beginning of each policy month.
                                                          Here, net amount at risk equals the adjusted
                                                          death benefit less Fund Value payable at the
                                                          beginning of that time. The factors that affect the
                                                          net amount at risk include investment
                                                          performance, payment of premiums, and charges
                                                          to the policy.

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana and to policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e. less expensive) than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses and persistency. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification signed by the policy owner and insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Operations Center by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

ADMINISTRATIVE CHARGE --                                $5 per month

This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE --              This charge applies for the first 15 years following
                                                           the issuance of the policy or an increase in the
                                                           Specified Amount. The charge is made per
                                                           $1,000 of Specified Amount based on issue age,
                                                           gender. The monthly per $1,000 factors are
                                                           shown in Appendix B.
                                                           In New Jersey, this charge applies until the
                                                           insured reaches age 100. However, after the 15th
                                                           policy anniversary or for 15 years from the date
                                                           of any increase in Specified Amount, we may
                                                           reduce or eliminate this charge.

GUARANTEED DEATH BENEFIT CHARGE --                         If you elect the Guaranteed Death Benefit Rider,
                                                           you will be charged $0.01 per $1,000 of policy
                                                           Specified Amount and certain Rider amounts per
                                                           month during the term of the Guaranteed Death
                                                           Benefit Rider. This charge is guaranteed never to
                                                           exceed this amount.

OPTIONAL INSURANCE BENEFITS CHARGE --                      A monthly deduction for any other optional
                                                           insurance benefits added to the policy by rider.

SURRENDER CHARGE --                                        The Company will assess a surrender charge
                                                           against Fund Value only upon a full surrender of
                                                           the policy. The surrender charge is based on a
                                                           factor per $1,000 of initial Specified Amount (or
                                                           upon an increase in Specified Amount) and
                                                           grades from 80% to 0% over 15 years (11 years
                                                           for issue ages 76-85) based on a schedule. The
                                                           factors per $1,000 vary by issue age, gender, and
                                                           underwriting class. The grading percentages (as
                                                           shown below) vary based on issue age and
                                                           number of full years since the policy was issued
                                                           (or since the increase in Specified Amount).

-----------------------------------------------------------------------------------------------------
     GRADING PERCENTAGES POLICY YEARS     PERCENT FOR ISSUE AGES 0-75    PERCENT FOR ISSUE AGES 76-85
-----------------------------------------------------------------------------------------------------
                   1-3                               80%                             80%
                     4                               80                              70
                     5                               80                              60
                     6                               80                              50
                     7                               80                              40
                     8                               70                              30
                     9                               60                              20
                    10                               50                              10
                    11                               40                               0
                    12                               30                               0
                    13                               20                               0
                    14                               10                               0
                    15+                               0                               0

Issue ages for policies issued to individual qualified plans are limited to ages 18-70.

The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid, rather it is deducted from the Fund Value upon full surrender. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

EXAMPLE: If a male insured age 35 purchases a policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, non-smoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.

EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE SURRENDER     The surrender charge will increase when a new
CHARGE --                                                  coverage segment of Specified Amount is
                                                           created due to a requested increase in coverage.
                                                           The surrender charge related to the increase will
                                                           be computed in the same manner as the
                                                           surrender charge for the original Specified
                                                           Amount. It will reduce over the applicable 15-year
                                                           or 11-year period following the increase. The new
                                                           surrender charge for the policy will equal:
                                                           (1) The remaining part of the surrender charge
                                                               for the original Specified Amount, plus
                                                           (2) The surrender charge related to the increase.
                                                               Decreases in Specified Amount have no
                                                               effect on surrender charges.


TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- $10

     - Transfer of Fund Value -- $25 (at option of the Company), currently $0

The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them. If the transfer fee is assessed, it will be allocated against the first of the subaccounts and/or the Guaranteed Interest Account from which Fund Value is being transferred.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding Portfolio. The Portfolio's expenses are not fixed or specified under the terms of the policy.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

     - WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the withdrawal amount you request. In addition, full surrender requests will be subject to a surrender charge; partial surrender requests will be subject to the partial surrender fee.

     - EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the withdrawal amount you request. In addition, full surrender requests will be subject to a surrender charge; partial surrender requests will be subject to the partial surrender fee.

     - POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.

     - CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.


FEES AND EXPENSES OF THE PORTFOLIOS

The Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio. Certain Portfolios available under the policy in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated Portfolios (collectively the "Underlying Portfolios"). The Underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. Fees and expenses of the Portfolios are described in more detail in the Portfolios' prospectuses.


GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

     1.   Mortality and expense risk charge.

     2.   Administrative charge.

     3.   Per $1,000 Specified Amount charge.

     4.   Sales charge.

     5.   Guaranteed cost of insurance rates.

     6.   Surrender charge.

     7.   Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in

     1.   future expectations with respect to investment earnings,

     2.   mortality,

     3.   length of time policies will remain in effect,

     4.   expenses, and

     5.   taxes.

In no event will they exceed the guaranteed rates defined in the policy.


6. OTHER INFORMATION


FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident and that the policy qualifies as life insurance under federal tax rules. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner.

This discussion does not address state or local tax consequences associated with the purchase of the policy. The state and local tax consequences with respect to your policy may be different than the federal tax consequences. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code ("Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined for any reason that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Portfolios, will satisfy these diversification requirements, through no assurances can be given in this regard. If the Variable Account fails to comply with these diversification standards, the policy will not be treated as a life insurance contract for federal income tax purposes and the policy owner would generally be taxed currently on the income on the contract (as defined in the tax law).

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. In addition, if the death benefit is not received in a lump sum and is, instead, used to purchase a payment plan providing monthly income for the lifetime of the beneficiary, generally payments will be prorated between amounts attributable to the death benefit, which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death), which will be includible in the beneficiary's income. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years and whether the policy is received in exchange for a life insurance contract that was a Modified Endowment Contract. Certain material changes (as defined by the tax law) in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. In addition, certain reductions in benefits could result in a policy becoming a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the policy has been distributed.

     2. Loans, assignments, or pledges of any portion of the Fund Value of a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly. If the entire Fund Value is assigned or pledged, subsequent increase in the Fund Value are also treated as withdrawals for as long as the assignment or pledge remains in place. Your investment in the policy is increased by the amount includible in income with respect to any assignment, pledge or loan.

     3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution is made when the policy owner has attained age 59 1/2 or is disabled (as defined by the tax law), or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, in situations where the interest rate credited to the Loan Account is identical (or nearly identical) to the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. If you are not a U.S. resident or not a U.S. citizen, taxable distributions (including taxable death benefits) from life insurance policies will generally be subject to U.S. federal withholding tax at a 30% rate, unless a lower treaty rate applies.

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for the Company to comply with income tax withholding and information reporting rules which may apply to life insurance policies, the Company may request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If the Company does not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which the Company is required to withhold income tax. Information reporting rules could apply not only to specified transactions, but also to policy ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, the Company may be required to report policy values and other information for certain policyholders. For this reason the Company may require appropriate status documentation at various times, including when a death benefit is paid. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of distributee or recipient.


RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Employer-owned life insurance policies are subject to additional federal tax law requirements. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The additional rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy with the tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to the Section 1035 of the Code may be available but is not clearly defined.

SECTION 1035 EXCHANGES. Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment contract, an annuity contract, or a long-term care contract. Special rules and procedures apply to Section 1035 exchanges. You should consult your tax advisor.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES. If a policy is owned or held by a corporation, trust or other non-natural person (an "entity"), Code section 264(f) could limit some (or all) of such entity's interest deduction, even where such entity's indebtedness is in no way connected to the policy. In addition, under Code section 264(f)(5), if an unincorporated business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by that business for purposes of the Code section 264(f) rules. An exception to the interest disallowance rule of Code section 264(f) is available for a policy owned by an entity engaged in a trade or business, if the policy covers only one individual and that individual is, at the time first covered by the


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
policy, (1) a 20-percent owner of the entity or (2) an officer, director, or employee of the trade or business. For this purpose, the IRS generally has interpreted "time first covered" as meaning the date a contract is issued, including the date of any exchange of the contract for a new contract. (Different but comparable rules apply where the owner or holder of a policy is an insurance company within the meaning of the tax law.) In light of these rules, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


MEDICARE HOSPITAL INSURANCE TAX. A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the Policy as annuity payments pursuant to a settlement option prior to the death of the Insured, or
(2) the proceeds of any sale or disposition of the Policy. This tax only applies to taxpayers with "modified adjusted gross income" above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.


ESTATE, GIFTS AND OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot predict what, if any, legislation will actually be proposed or enacted or what type of grandfathering if any, would be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy. In addition, the Treasury Department may amend existing or release new regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.


POST 2008 INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. The mortality charge assumptions permitted for determining the compliance of this policy with the tax definition of a life insurance contract are based on the 1980 CSO ("Commissioners Standard Ordinary") mortality tables. Certain changes made after 2008 to a policy issued prior to 2009 will cause the policy to be tested using the current prevailing mortality tables (the 2001 CSO mortality tables before January 1, 2020 and the 2017 CSO mortality tables after December 31, 2019). If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings or other changes may not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.




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

OUR INCOME TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


VOTING OF PORTFOLIO SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each Portfolio held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940 (the "Act"). Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Portfolios in our own right if

     1.   the Act or any regulations thereunder is amended, or

     2.   the present interpretation of the Act should change, and

     3. as a result we determine that it is permitted to vote the shares of the Portfolios in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Portfolio for determining shareholders eligible to vote at that Portfolio's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Portfolios held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of Portfolios held by MONY America Variable Account L and other separate accounts of the Company. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.


REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

     1. A summary of the transactions which occurred since the last statement; and

     2. Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.



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
In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Portfolios. The Portfolios' statement will include a list of the investments of the Portfolios, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

     1. Shares of any or all of the Portfolios should no longer be available for investment; or

     2. Further investment in shares of any or all Portfolios should become inappropriate in view of the purposes of the policies.

The substituted Portfolio may have higher fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new Portfolio, or (2) in shares of another investment company, a Portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

     1. be operated as a management investment company under the Investment Company Act of 1940 (the "Act") or any other form permitted by law,

     2. be deregistered under that Act if such registration is no longer required, or

     3. be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.



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

7. THE GUARANTEED INTEREST ACCOUNT

You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of the Securities Act of 1933 or the Investment Company Act of 1940 and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a policy owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


DEATH BENEFIT

The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the death benefit will be equal to the Specified Amount of the policy plus the Fund Value on the date of death or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death benefits under the policy."


POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the Portfolios, including the operating expenses of the Portfolios, and the investment advisory fee charged by the Portfolio managers if your Fund Value is allocated to the

Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations:

     1. Transfers to the Guaranteed Interest Account may be made at any time and in any amount and are effective on the Business Day they are received in Good Order at our Operations Center. (See "Receipt of Communications and Transaction Requests.")

     2. Transfers from the Guaranteed Interest Account to the subaccounts are limited to

          a.   one in any policy year, and

          b. the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future subject to the maximum charge guaranteed in the policy and to impose other limitations on the number and the dollar amount of transfers.


SURRENDERS AND POLICY LOANS

You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and Fund Values to the subaccounts. See "Full surrender" and "Partial surrender." Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


8. MORE ABOUT THE POLICY


OWNERSHIP

The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.


JOINT OWNERS

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request in Good Order at its Operations Center. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.



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
The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at our Operations Center; or (b) the 14th day after the insured's death.


THE POLICY

This policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.


PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:

     (1) Pay death benefit proceeds (Please note that if death benefit proceeds are not paid by the end of 30 days from the date we receive due proof of death of the insured, we will pay interest on the proceeds if required by the state in which the policy is delivered at the rate specified by that state. If we pay interest, it will be from the date of death to the date of payment of proceeds); and

     (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     (1) The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     (2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's net assets.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS

Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Even if the death benefit under the policy is excludible from income, payments under payment plans may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the payment plans.


PAYMENT IN CASE OF SUICIDE

If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.


ASSIGNMENT

You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's Operations Center. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.") An assignment may also have other tax consequences for which you should consult your tax adviser.


ERRORS ON THE APPLICATION

If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

     (a)  is the Fund Value on the date of death; and

     (b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on that monthly anniversary day based on the correct age and gender.


INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

     1. The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the Date of Issue; and

     2. An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.


POLICY ILLUSTRATION

Upon written request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions. Currently, you are entitled to one free illustration each policy year. For each additional illustration you request in a policy year, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Operations Center, or (iii) by any other means we make available to you.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of the Company and AXA Equitable, and AXA Distributors is an affiliate of the Company and an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory

Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for the Company's other life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

The Company pays compensation to both Distributors based on policies sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2018, 2017 and 2016, AXA Advisors was paid an administrative services fee of $0, $0, and $0, respectively. MONY America paid AXA Advisors, as a distributor of these policies and as a principal underwriter of MONY America Variable Account L, $1,185,574 in 2018, $1,220,970 in 2017, and $1,267,730 in 2016. Of these amounts, for each of these three years, AXA Advisors retained $797,128, $722,558, and $829,181, respectively.



Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $599,735 in 2018, $710,815 in 2017, and $731,034 in 2016, as a distributor of certain policies, including these policies, and as a principal underwriter of several MONY America separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $419,016, $520,289, and $512,482, respectively.


Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Summary of the policy" and "Charges and deductions" earlier in this prospectus.

DISTRIBUTOR COMPENSATION. The Company pays compensation to the Distributors based on premium payments made on the policies ("premium-based compensation"). Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing compensation based on Fund Value of the policies sold ("asset-based compensation") up to a maximum of 0.10% annually of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the Fund Value of the policy sold ("asset-based compensation"). The compensation paid by the Distributor varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not the Distributor, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both MONY America policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of the Company's products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of the Company's policy than it pays for the sale of a policy or other financial product issued by a company other than the Company. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company's policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company's policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company's policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend the Company's policy over a policy or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Compensation payments to AXA Distributors include payments to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate Fund Value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company's products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain Company policies exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. The Company and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.



1st Global Capital Corp


Allstate Financial Serv LLC


American Portfolios Fin Serv


Ameriprise Financial Services


BBVA Securities, Inc.


Cambridge Investment Research


Capital Investment Group


Centaurus Financial, Inc


Cetera Financial Group


Citigroup Global Markets, Inc.

Citizens Investment Services


Commonwealth Financial Network


Community America Financial So


CUNA Brokerage Services


CUSO Financial Services


DPL Financial Partners


Equity Services Inc


Farmer's Financial Solution


Geneos Wealth Management


Gradient Securities, LLC


H. Beck, Inc.


H.D.Vest Investment Sec. Inc.


Huntleigh Securities Corp


Independent Financial Group, LLC


Infinex Investments Inc.


Investment Professionals,Inc


Janney Montgomery Scott LLC


Kestra Investment Services, LLC


Key Investment Sevices LLC


Ladenburg Thalmann Advisor Network, LLC


Lincoln Financial Advisors Cor


Lincoln Financial Securities Corp.


Lincoln Investment Planning


Lion Street Financial


LPL Network


Lucia Securities, LLC


MML Investors Services, LLC


Morgan Stanley Smith Barney


Mutual Of Omaha Inv Ser. Inc


Park Avenue Securities, LLC


PlanMember Securities Corp


PNC Investments


Primerica Financial Services, Inc.


Prospera Financial Services


Questar Capital Corporation


Raymond James


RBC Capital Markets Corporation


Robert W Baird & Company


Santander Securities Corp.


Sigma Financial Corporation


Signator Investors, Inc.


The Advisor Group


U.S. Bank Center


UBS Financial Services Inc.


Valmark Securities, Inc.


Voya Financial Advisors, Inc.


Wells Fargo

9. MORE ABOUT THE COMPANY


MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 525 Washington Blvd. Jersey City, NJ 07310.

No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.



MONY AMERICA



We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of MONY America and/or its affiliates in various executive positions during the last five years.



DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Thomas Buberl                             Thomas Buberl is currently Chief Executive Officer and a Director of AXA since
AXA                                       September 2016. He served as Deputy Chief Executive Officer of AXA from
25, Avenue Matignon                       March 2016 through August 2016. Prior to this appointment, he was Chief
75008 Paris, France                       Executive Officer of AXA Germany (AXA Konzern AG), CEO of AXA Life &
                                          Savings and Health Global Business Lines and a member of the AXA
                                          Management Committee.
                                          Mr. Buberl started his career at the Boston Consulting Group as a consultant for the banking and insurance sector in Germany and internationally. From 2005 to
                                          2008, he worked for the Winterthur Group (acquired by AXA in 2006) as a member of the Management Board of Winterthur in Switzerland, first as Chief
                                          Operating Officer and then as Chief Marketing and Distribution Officer.
                                          Mr. Buberl then joined Zurich Insurance Group where he served as Chief
                                          Executive Officer for Switzerland.
                                          Beginning of 2012, Mr. Buberl joined AXA as Chief Executive Officer of AXA
                                          Germany and member of the AXA Executive Committee. In March 2015, he also joined the AXA Management Committee and was appointed Chief Executive
                                          Officer of the Global Business Line for the Health Business, and, in January
                                          2016, of the Global Business Line for Life & Savings.
                                          Mr. Buberl has been a Director of AXA Equitable Holdings, Inc. since September
                                          2016 and a Director of AXA Equitable Life Insurance Company and MONY Life
                                          Insurance Company of America since May 2016. He was Chairman of the
                                          Board of Directors of AXA Financial, Inc. from February 2017 to May 2018.
                                          Mr. Buberl was formerly a Director of AXA Financial, Inc. from May 2016 to May
                                          2018. Mr. Buberl is also Chairman of the Board of Directors of AXA Leben AG
                                          (Switzerland), AXA Versicherungen AG (Switzerland), Chairman of the
                                          Supervisory Board of AXA Konzern AG (Germany) and Member of the
                                          Management Committee of AXA ASIA (France). Mr. Buberl is also a member of the Supervisory Board of Bertelsmann SE & Co. KGaA (Germany).




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

DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
George Stansfield                         George Stansfield is currently Deputy Chief Executive Officer (since December
AXA                                       2017) and Group General Secretary of AXA in charge of Human Resources,
25, Avenue Matignon                       Public Affairs, Legal, Compliance, GIE AXA, Corporate Social Responsibility, the
75008 Paris, France                       AXA Research Fund and AXA Liabilities Managers since July 2016. Starting in
                                          1985, Mr. Stansfield spent 11 years at AXA Equitable Life Insurance Company based in New York, where he was a corporate attorney in the Legal Department specializing in merger and acquisition transactions involving financial institutions, securities law and general corporate matters. Mr. Stansfield joined AXA's Group
                                          Legal Department in Paris in 1996. He was Head of Group Human Resources
                                          from 2010 to 2016 and Group General Counsel from 2004 to 2016.
                                          Mr. Stansfield has been a Director of AXA Equitable Holdings, Inc. since
                                          November 2017 and a Director of AXA Equitable Life Insurance Company and
                                          MONY Life Insurance Company of America since May 2017. He was formerly a
                                          Director of AXA Financial, Inc. from May 2017 to May 2018.
                                          Mr. Stansfield has been a member of AXA Group's Management Committee since July 2016. He is currently Chairman of the Supervisory Board of GIE
                                          AXA, AXA Liabilities Managers and Kamet and a Director or Member of the
                                          Management Committee of AXA Life Insurance Co., Ltd. (Japan) and AXA
                                          ASIA. In addition, Mr. Stansfield is a permanent repesentative of AXA to the board of AXA Millesimes Finance, Chateau Petit Village, Chateau Pichon
                                          Longueville, SCI de L'Arlot and Societe Belle Helene. He also serves as
                                          Chairman of the Management Committee of AXA Strategic Ventures, Chairman
                                          of the Management Committee of AXA Venture Partners and is a Trustee of
                                          American Library of Paris.

Daniel G. Kaye                            Daniel ("Dan") G. Kaye served as Interim Chief Financial Officer and Treasurer
767 Quail Run                             of HealthEast Care System from January 2013 to May 2014. Prior to joining
Inverness, IL 60067                       HealthEast, Mr. Kaye spent 35 years with Ernst & Young LLP, from which he retired in 2012. Throughout his time at Ernst & Young, where he was an audit partner for 25 years, Mr. Kaye enjoyed a track record of increasing leadership and operational responsibilities, including serving as the New England Managing
                                          Partner and the Midwest Managing Partner of Assurance.
                                          Mr. Kaye has been a Director of AXA Equitable Holdings, Inc. since May 2018 and a Director of AXA Equitable Life Insurance Company and MONY Life
                                          Insurance Company of America since September 2015. He is currently a member of the Board of Directors of AllianceBernstein Corporation since May
                                          2017, where he serves as the Chairman of the Audit Committee and is a member of the Compensation Committee. In addition, Mr. Kaye was a member of the Board of Directors of AXA Insurance Company from April 2017 to
                                          December 2018. He was a Director of AXA Financial, Inc. from September 2015 to May 2018.
                                          Mr. Kaye was a member of the Board of Ferrellgas Partners L.P. from August
                                          2012 to November 2015, where he served on the Audit Committee (financial expert) and as Chairman of the Corporate Governance and Nominating
                                          Committee.




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

DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Barbara Fallon-Walsh                      Director of MONY America since May 2012. Director of MONY Life (May 2012
3304 Ibiza Lane                           to September 2013). Director of AXA Financial and AXA Equitable from May
Naples, FL 34114                          2012 to May 2018. Director, Audit Committee member and Chair of both
                                          Compensation Committee and Corporate Governance Committee,
                                          AllianceBernstein Corporation (since May 2017). Ms. Fallon-Walsh was with The
                                          Vanguard Group, Inc. ("Vanguard") from 1995 until her retirement in 2012, where she held several executive positions, including Head of Institutional Retirement
                                          Plan Services from 2006 through 2011. Ms. Fallon-Walsh started her career at
                                          Security Pacific Corporation in 1979 and held a number of senior and executive positions with the company, which merged with Bank of America in 1992. From
                                          1992 until joining Vanguard in 1995, Ms. Fallon-Walsh served as Executive Vice
                                          President, Bay Area Region and Los Angeles Gold Coast Region for Bank of
                                          America. Ms. Fallon-Walsh is currently a member of the Board of Directors of
                                          AXA Investment Managers S.A. ("AXA IM"), where she serves on the Audit and
                                          Risk Committee and the Remuneration Committee, and of AXA Rosenberg
                                          Group LLC. Ms. Fallon-Walsh has been a member of the Main Line Chamber of
                                          Commerce Board of Directors and Executive Committee, the Business and
                                          Advisory Council for Widener University and served on the Board of Trustees and Executive Committee of the Employee Benefit Research Institute in
                                          Washington, DC.

Bertram L. Scott                          Director of MONY America since May 2012. Director of MONY Life (May 2012
Novant Health, Inc.                       to September 2013). Director of AXA Financial and AXA Equitable from May
108 Providence Road                       2012 to May 2018). Mr. Scott is Senior Vice President of population health
Charlotte, NC 28207                       management of Novant Health, Inc. since February 2015. From November 2012 to December 2014, he served as President and Chief Executive Officer of
                                          Affinity Health Plan. Prior to joining Affinity, Mr. Scott served as President, U.S.
                                          Commercial of CIGNA Corporation from June 2010 to December 2011, with executive responsibilities for U.S. products, marketing, national accounts, underwriting and for regional, individual, select and senior segments. Prior to joining CIGNA, Mr. Scott served as Executive Vice President and Chief
                                          Institutional Development & Sales Officer at TIAA-CREF, a leading provider of retirement services in the academic, research, medical and cultural fields.
                                          Mr. Scott is a member of the Board of Directors of Becton, Dickinson and
                                          Company, where he serves on the Audit Committee (Chair) as Chairman and
                                          Compensation and Benefits Committee. He is a Director of Lowe's Companies,
                                          Inc., where he serves on the Audit Committee and Governance Committee
                                          (since November 2015).






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

DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Gerald Harlin                             Mr. Harlin concurrently serves as Group Deputy Chief Executive Officer
AXA                                       ("DIRECTEUR GENERAL ADJOINT"), since November 2017, and Group Chief Financial
21, Avenue Matignon                       Officer, since 2010, of AXA.
75008 Paris, France                       Mr. Harlin is a Chairman of the Board of Directors of both AXA Holdings
                                          Belgium SA and AXA Mediterranean Holdings S.A.U. (Spain). He serves as
                                          Chairman of AXA Oeuvres d'Art and Lor Patrimoine; serves as Chairman of the
                                          Management Committee of AXA ASIA; Chairman of the Board of Directors and
                                          Chief Executive Officer of AXA China. In addition, Mr. Harlin serves as a
                                          Director of AXA Real Estate Investment Managers; a Member of the
                                          Supervisory Board of AXA Liabilities Managers; and Chief Executive Officer and
                                          Member of the Management Board of Vinci B.V. Mr. Harlin is also AXA's permanent representative to the board of AXA Investment Managers.
                                          Mr. Harlin has been a Director of AXA Equitable Holdings, Inc., AXA Equitable
                                          Life Insurance Company and MONY Life Insurance Company of America since
                                          May 2018.
                                          Mr. Harlin has been a member of AXA Group's Management Committee since
                                          July 2016 and a member of AXA's Executive Committee since July 2008. From
                                          2003 to 2009, Mr. Harlin served as Executive Vice President, Finance & Control of AXA. From 1979 to 1990, Mr. Harlin held various positions with the Total
                                          Group. He was Head of Corporate Finance Department for North America,
                                          Mining & Chemical Subsidiaries from 1989 to 1990.

Karima Silvent                            Ms. Silvent is the Global Head of Human Resources of AXA since December
AXA                                       2017.
25, Avenue Matignon                       Beforehand, Ms. Silvent served as Human Resources Director at AXA France
75008 Paris, France                       from July 2016 to November 2017. Prior to AXA France, she served as Global
                                          Human Resources Partner in support of Finance, Marketing, IT, Legal,
                                          Communication and Operations (Distribution) functions at AXA Group from April
                                          2012 to June 2016. In April 2012, she joined GIE AXA as Global HR Business
                                          Partner for Chief Operating Office functions (Operations, IT, Marketing and
                                          Distribution) and, in September 2013, she was appointed Global HR Director in charge of workforce transformation, culture, employer brand and recruiting and also in charge of talent and executive career management for support functions professional families (Finance, Legal & Compliance, IT, Marketing & Distribution,
                                          Operations, HR and Communication).
                                          Before joining AXA, Ms. Silvent served as Head of Operations - France, member of the European Executive Committee at Korian from November 2007 to March
                                          2012. Ms. Silvent began her career at the French Ministry of Employment and
                                          Health in 1997 as Deputy and then Head of the National Fund for Employment, and between 2002 and 2007, she was Deputy Human Resources Director at the
                                          French state-owned Health Service (Paris Hospitals).
                                          Ms. Silvent is a member of the Board of Directors and Chair of the
                                          Remuneration Committee of AXA Mansard, Nigeria.
                                          Ms. Silvent has been a Director of AXA Equitable Holdings, Inc. since April 2018 and a Director of AXA Equitable Life Insurance Company and MONY Life
                                          Insurance Company of America since May 2018.


DIRECTORS AND PRINCIPAL OFFICERS
NAME AND PRINCIPAL BUSINESS ADDRESS                               BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
---------------------------------------   ------------------------------------------------------------------------------------------
Bertrand Poupart-Lafarge                  Mr. Poupart-Lafarge is the Chief Financial Officer of AXA France, appointed in
AXA France                                January 2019. Prior to this appointment, he served as Chief Financial Officer of
313 Terrasse de l'Arache                  AXA UK & Ireland from September 2013 to December 2018 and Interim Chief
92727 Nanterre Cedex, France              Executive Officer from April 2018 to September 2018 of AXA UK and Ireland. He was previously Deputy Chief Financial Officer from September 2012 to
                                          September 2013.
                                          Before joining AXA UK & Ireland, Mr. Poupart-Lafarge served as Executive Vice
                                          President, Chief Investment Officer and Treasurer at AXA Equitable Life
                                          Insurance Company from September 2011 to September 2012. Prior to AXA
                                          Equitable, he served as Executive Vice President and Chief Financial Officer at
                                          AXA Canada from April 2010 to September 2011. Mr. Poupart-Lafarge began his career at AXA in 1995 holding multiple financial positions in AXA France, in particular serving as Chief Investment Officer from July 2003 to September
                                          2007 and as Head of Accounting, Tax, Middle Office and Treasury from October
                                          2007 to March 2010.
                                          Mr. Poupart-Lafarge is a member of the Board of Architas Advisory Services
                                          Limited, Architas Limited, Architas Multi-Manager Limited, AXA Investment
                                          Managers and AXA Banque.
                                          Mr. Poupart-Lafarge has been a Director of AXA Equitable Holdings, Inc. since
                                          April 2018 and a Director of AXA Equitable Life Insurance Company and MONY
                                          Life Insurance Company of America since May 2018.



OFFICERS -- DIRECTORS
NAME AND PRINCIPAL BUSINESS                                  ADDRESS BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   -----------------------------------------------------------------------------------------
Mark Pearson                             Mark Pearson is President and Chief Executive Officer of AXA Equitable
                                         Holdings, which comprises AXA Equitable Life, a leading financial services firm, and AllianceBernstein, a leading investment management and research firm. He also serves as Chairman, President and CEO of AXA Equitable Life. Under
                                         Mr. Pearson's leadership, the organization is dedicated to helping clients retire with dignity, protect their families, and prepare for their financial future with confidence.
                                         Prior to his current role, Mr. Pearson served from 2008 to 2011 as the President and CEO of AXA Japan. He joined AXA in 1995 with the acquisition of National
                                         Mutual Holdings and was appointed Regional Chief Executive of AXA Asia Life in 2001.
                                         Mr. Pearson holds several board positions within the AXA Equitable Holdings family of companies, including AXA Equitable Life, MONY America and
                                         AllianceBernstein Corporation.
                                         Before joining AXA, Mr. Pearson spent 20 years in the insurance sector, assuming senior management positions at Hill Samuel, Schroders, National
                                         Mutual Holdings and Friends Provident.
                                         Mr. Pearson is a Fellow of the Association of Chartered Certified Accountants.




 60


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
OTHER OFFICERS
NAME AND PRINCIPAL BUSINESS                                 ADDRESS BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   -----------------------------------------------------------------------------------------
Andrea M. Nitzan                         Managing Director, Chief Accounting Officer (since May 2018) and Controller
                                         (since November 2014), AXA Equitable Financial Services, LLC and AXA
                                         Equitable; prior thereto, Senior Vice President (May 2008 to December 2012);
                                         Assistant Vice President and Chief of Staff (1996 to May 2008). Executive Vice
                                         President, Chief Accounting Officer and Controller (since November 2014),
                                         MONY America (since September 2011). Executive Vice President, Chief
                                         Accounting Officer and Controller (since November 2017), AXA Equitable
                                         Holdings, Inc. (formerly known as AXA America Holdings, Inc.) Executive Vice
                                         President, Chief Accounting Officer and Control, AXA Financial (November 2014
                                         to May 2018). Executive Vice President, Chief Accounting Officer and Controller
                                         (since January 2018), EQ AZ Life Re Company. Executive Vice President and
                                         Chief Accounting Officer, MONY Life (September 2011 to September 2013).

Dave S. Hattem                           Dave S. Hattem is Senior Executive Vice President, General Counsel and
                                         Secretary of AXA Equitable Holdings, which comprises AXA Equitable Life, a leading financial services firm, and AllianceBernstein, a leading investment management and research firm. He also serves as Senior Executive Director,
                                         General Counsel and Secretary for AXA Equitable Life and a member of the
                                         AXA Equitable Holdings management committee. He is responsible for the oversight of the law department, including the compliance, government relations and corporate secretary's functions.
                                         Prior to his appointment as General Counsel, Mr. Hattem served as Senior Vice
                                         President and Deputy General Counsel from 2004 to 2010.
                                         Mr. Hattem came to AXA in 1994 after serving in senior management positions in the Office of the United States Attorney for the Eastern District of New York.
                                         He began as an Assistant United States Attorney in 1985, and went on to become Acting Chief and Deputy Chief of the Criminal Division. He began his legal career as an associate at Barrett Smith Schapiro Simon & Armstrong.
                                         In December 2017, he was elected chair of the Life Insurance Council of New
                                         York Board of Directors.

Jeffrey J. Hurd                          Jeffrey J. Hurd is Senior Executive Vice President of AXA Equitable Holdings,
                                         which comprises AXA Equitable Life, a leading financial services firm, and
                                         AllianceBernstein, a leading investment management and research firm. He also serves as Senior Executive Director and Chief Operating Officer of AXA
                                         Equitable Life and a member of the AXA Equitable Holdings management committee. He is responsible for human resources, information technology, external and internal communications, and transformation. The transformation office encompasses operations, data and analytics, procurement, real estate and oversight of strategic taskforces.
                                         Prior to joining AXA in January 2018, Mr. Hurd served as Executive Vice
                                         President and Chief Operating Officer at American International Group, Inc.
                                         (AIG). Mr. Hurd served in various senior leadership roles during his 20-year tenure at the company, including Deputy General Counsel, Senior Vice
                                         President and Chief Administrative Officer, Head of Asset Management
                                         Restructuring, and Executive Vice President and Chief Human Resources
                                         Officer.
                                         Additionally, he served as a member of various enterprise governance committees and subsidiary boards, including the post-IPO board of AIA Group
                                         Ltd., a top insurance company in Southeast Asia.
                                         He began his career as an associate at Morgan, Lewis & Bockius.


NAME AND PRINCIPAL BUSINESS                                 ADDRESS BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Anthony F. Recine                        Senior Vice President and Chief Auditor, AXA Equitable Holdings, Inc. (since
                                         May 2018). Senior Vice President and Auditor (since September 2016); prior thereto, Senior Vice President, Chief Compliance Officer (February 2005 to
                                         September 2016) and Deputy General Counsel (February 2010 to September
                                         2016) of MONY America. Managing Director and Chief Auditor (since
                                         September 2016); prior thereto, Managing Director, Chief Compliance Officer and Deputy General Counsel (December 2012 to September 2016), AXA
                                         Equitable and AXA Equitable Financial Services, LLC; prior thereto, Senior Vice
                                         President (February 2005 to September 2016). Chief Compliance Officer
                                         (February 2005 to September 2016) and Deputy General Counsel (February
                                         2010 to September 2016); prior thereto, Senior Vice President, Chief
                                         Compliance Officer and Associate General Counsel (February 2005 to February
                                         2010). Senior Vice President, Chief Compliance Officer and Deputy General
                                         Counsel, AXA Financial (May 2010 to May 2018). Vice President, Deputy
                                         General Counsel and Chief Litigation Counsel (2000 to February 2005) of The
                                         MONY Group, Inc.; prior thereto, Vice President and Chief Litigation Counsel
                                         (1990 to 2000). Senior Vice President, Chief Compliance Officer (February 2005
                                         to September 2013) and Deputy General Counsel (February 2010 to September
                                         2013) of MONY Life.

Anders B. Malmstrom                      Anders Malmstrom is Senior Executive Vice President and Chief Financial
                                         Officer of AXA Equitable Holdings, which comprises AXA Equitable Life, a leading financial services firm, and AllianceBernstein, a leading investment management and research firm. He also serves as Senior Executive Director and Chief Financial Officer of AXA Equitable Life and a member of the AXA
                                         Equitable Holdings management committee. He is responsible for all actuarial and investment functions, and oversees the controller, tax, expense management and distribution finance areas.
                                         Mr. Malmstrom joined AXA Equitable Life in 2012 from AXA Winterthur in
                                         Switzerland, where he was a member of the executive board and head of the
                                         Life department.
                                         Before joining AXA Winterthur in 2009, Mr. Malmstrom was Head of Product
                                         Management, Group Life Insurance, at the Swiss Life Group in Zurich. He spent more than 11 years in management positions with various business divisions at
                                         The Swiss Life Group, where he began his insurance career as a developer of actuarial software in 997.

Robin M. Raju                            Senior Vice President and Treasurer, AXA Financial, Inc. (September 2017 to
                                         May 2018). Managing Director (since February 2015), AXA Equitable and AXA
                                         Equitable Financial Services. Senior Vice President and Treasurer (since
                                         October 2017), AXA Equitable Holdings, Inc. (formerly known as AXA America
                                         Holdings, Inc.). Director (since May 2015), AXA Strategic Ventures Corporation.
                                         Senior Vice President (since February 2015), MONY America. Director (since
                                         April 2014) and Senior Vice President and Business Chief Financial Officer
                                         (since December 2015), PlanConnect, LLC. Chief Financial Officer (since July
                                         2015), Separate Account 166, LLC.


NAME AND PRINCIPAL BUSINESS                                 ADDRESS BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
--------------------------------------   ----------------------------------------------------------------------------------------
Yun ("Julia") Zhang                      Vice President and Assistant Treasurer (since September 2014), MONY America
                                         (since September 2017). Vice President and Assistant Treasurer, AXA Financial,
                                         Inc. (September 2017 to May 2018). Managing Director and Treasurer, AXA
                                         Equitable and AXA Equitable Financial Services (since February 2019);
                                         formerly, Lead Director and Treasurer (September 2017 to February 2019), AXA
                                         Equitable and AXA Equitable Financial Services. Vice President and Assistant
                                         Treasurer (since October 2014, AXA Equitable Holdings, Inc. (formerly known as
                                         AXA America Holdings, Inc.); Vice President, Chief Financial Officer and
                                         Treasurer (since January 2018), EQ AZ Life Re Company. Vice President and
                                         Treasurer (since May 2015), 1740 Advisers, Inc. Treasurer (since July 2015),
                                         Separate Account 155, LLC. Treasurer (since October 2014), J.M.R. Realty
                                         Services, Inc. Assistant Treasurer (since November 2014), MONY Financial
                                         Resources of the Americas Limited. Vice President and Assistant Treasurer
                                         (since October 2014), MBT Ltd. Vice President and Assistant Treasurer (since
                                         October 2014), MONY International Holdings, LLC. Vice President and Assistant
                                         Treasurer (since October 2014), U.S. Financial Life Insurance Company. Vice
                                         President, Chief Financial Officer and Treasurer (since January 2018), EQ AZ
                                         Life Re Company. Treasurer (since October 2014), Equitable Structured
                                         Settlement Corp. Since October 2014, Vice President and Treasurer, 1285
                                         Holdings, LLC, 787 Holdings, LLC, ACMC, LLC, AXA Advisors, LLC, AXA
                                         Corporate Solutions Life Reinsurance Company, AXA Distribution Holding
                                         Corporation, AXA Network of Puerto Rico, Inc., AXA Network, LLC, CS Life RE
                                         Company, Equitable Casualty Insurance Company, Financial Marketing Agency,
                                         Inc., MONY Financial Services, Inc., MONY Life Insurance Company of the
                                         Americas, Ltd., PlanConnect, LLC.

Steven M. Joenk                          Senior Vice President, AXA Equitable Holdings, Inc. (since February 2019).
                                         Senior Vice President and Chief Investment Officer, MONY America (since
                                         March 2017). Senior Vice President and Chief Investment Officer, AXA
                                         Financial, Inc. (March 2017 to May 2018). Managing Director and Chief
                                         Investment Officer, AXA Equitable and AXA Equitable Financial Services (since
                                         March 2017). Director and President (since July 2004), 1740 Advisers, Inc.
                                         Director, Chairman of the Board, President and Chief Executive Officer (since
                                         February 2011), AXA Equitable Funds Management Group, LLC. Director (since
                                         January 2005), MONY Financial Resources of the Americas Limited. Senior
                                         Vice President and Chief Investment Officer (since April 2017). MONY Financial
                                         Services, Inc.; Director (since September 2012), MONY International Holdings,
                                         LLC. Senior Vice President and Chief Investment Officer (since April 2017),
                                         PlanConnect, LLC. Director (since May 2017), ICI Mutual Insurance.

Paul Hance                               Managing Director and Chief Actuary, AXA Equitable and AXA Equitable
                                         Financial Services (since September 2018). Senior Vice President and Chief
                                         Actuary, MONY America (since September 2018). Prior thereto, Vice President and Actuary, Prudential Financial, Inc. (March 2014 to September 2018).



STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of the Company's operations at periodic intervals.

TELEPHONE/FAX TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the policy. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone or fax instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone or fax transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Thursday, 8 AM to 7 PM, Eastern Time and Friday, 8 AM to 5 PM, Eastern Time.

Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use and abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, Protective, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Fund Value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Portfolios, impact our ability to calculate Fund Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While there can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Variable Account, our ability to meet our obligations under the policies, or the distribution of the policies.


REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees or for free by accessing the SEC's website at http://www.sec.gov.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the Variable Investment Options of MONY America Variable Account L and the Company included in this prospectus and in the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's offices are located at 569 Brookwood Village Suite 851, Birmingham, Alabama 35209 and 300 Madison Avenue, New York, New York, 10017.


FINANCIAL STATEMENTS

The audited financial statements for each of the Variable Investment Options of MONY America Variable Account L and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. You should not consider the financial statements of the Company as affecting investment performance of assets in MONY America Variable Account L. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

Our general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

APPENDIX I: DEATH BENEFIT PERCENTAGE FOR GUIDELINE PREMIUM/CASH VALUE CORRIDOR
                                    TEST


                                       ATTAINED AGE                   APPLICABLE PERCENTAGE
                                     ---------------                 ----------------------
                                        40 and Under                          250%
                                                  41                          243
                                                  42                          236
                                                  43                          229
                                                  44                          222
                                                  45                          215
                                                  46                          209
                                                  47                          203
                                                  48                          197
                                                  49                          191
                                                  50                          185
                                                  51                          178
                                                  52                          171
                                                  53                          164
                                                  54                          157
                                                  55                          150
                                                  56                          146
                                                  57                          142
                                                  58                          138
                                                  59                          134
                                                  60                          130
                                                  61                          128
                                                  62                          126
                                                  63                          124
                                                  64                          122
                                                  65                          120
                                                  66                          119
                                                  67                          118
                                                  68                          117
                                                  69                          116
                                                  70                          115
                                                  71                          113
                                                  72                          111
                                                  73                          109
                                                  74                          107
                                               75-90                          105
                                                  91                          104
                                                  92                          103
                                                  93                          102
                                              94-100                          101

          APPENDIX II: MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS


                                           ISSUE AGE                      FACTOR PER $1,000
                                          ----------                      -----------------
                                              0-17                              $0.07
                                             18-36                               0.08
                                                37                               0.09
                                                38                               0.09
                                                39                               0.10
                                                40                               0.10
                                                41                               0.10
                                                42                               0.11
                                                43                               0.11
                                                44                               0.12
                                                45                               0.12
                                                46                               0.12
                                                47                               0.13
                                                48                               0.13
                                                49                               0.14
                                                50                               0.14
                                                51                               0.14
                                                52                               0.15
                                                53                               0.15
                                                54                               0.16
                                                55                               0.16
                                                56                               0.16
                                                57                               0.17
                                                58                               0.17
                                                59                               0.18
                                                60                               0.18
                                                61                               0.18
                                                62                               0.19
                                                63                               0.19
                                                64                               0.20
                                                65                               0.20
                                                66                               0.20
                                                67                               0.21
                                                68                               0.21
                                                69                               0.22
                                                70                               0.22
                                                71                               0.22
                                                72                               0.23
                                                73                               0.23
                                                74                               0.24
                                                75                               0.24
                                                76                               0.24
                                                77                               0.25
                                                78                               0.25
                                                79                               0.26
                                                80                               0.26
                                                81                               0.26
                                                82                               0.27
                                                83                               0.27
                                                84                               0.28
                                                85                               0.28

                APPENDIX III: GUARANTEED DEATH BENEFIT RIDER

               MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
             BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD


                                                                                           MONTHLY GUARANTEE PREMIUM
                                                                                           -------------------------
          Specified Amount = $200,000
          Male age 45 Preferred Nonsmoker Death Benefit Option 1.........................           $229.17
          Female age 45 Preferred Nonsmoker Death Benefit Option 1.......................           $174.00
          Male age 45 Standard Smoker Death Benefit Option 1.............................           $379.83
          Male age 45 Preferred Nonsmoker Death Benefit Option 2.........................           $229.17
          Male age 35 Preferred Nonsmoker Death Benefit Option 1.........................           $155.83
          Male age 55 Preferred Nonsmoker Death Benefit Option 1.........................           $370.83


  III-1

                          FINANCIAL STATEMENTS




                        INDEX TO FINANCIAL STATEMENTS



MONY AMERICA VARIABLE ACCOUNT L

Report of Independent Registered Public Accounting Firm.....................................     FSA-2
Statement of Assets and Liabilities as of December 31, 2018.................................     FSA-4
Statement of Operations for Year Ended December 31, 2018....................................    FSA-17
Statement of Changes in Net Assets for the Year Ended December 31, 2018.....................    FSA-25
Statement of Changes in Net Assets for the Year Ended December 31, 2017.....................    FSA-33
Notes to Financial Statements...............................................................    FSA-41

MONY LIFE INSURANCE COMPANY OF AMERICA
Report of Independent Registered Public Accounting Firm.....................................
Financial Statements:
  Balance Sheets, December 31, 2018 and December 31, 2016...................................
  Statements of Earnings (Loss), Years Ended December 31, 2018, 2017 and 2016...............
  Statements of Comprehensive Income (Loss), Years Ended December 31, 2018, 2017
    and 2015................................................................................
  Statements of Shareholder's Equity, Years Ended December 31, 2018, 2017 and 2016..........
  Statements of Cash Flows, Years Ended December 31, 2018, 2017 and 2016....................
  Notes to Financial Statements.............................................................


 FSA-1

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of MONY Life Insurance Company of America and the Contract Owners of MONY America Variable Account L of MONY Life Insurance Company of America


OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting MONY America Variable Account L of MONY Life Insurance Company of America, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, and the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2018, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.



1290 VT Equity Income
1290 VT GAMCO Small Company Value
1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA Moderate Allocation
AXA Moderate-Plus Allocation
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth
Dreyfus Stock Index Fund, Inc.
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
Fidelity(R) VIP Contrafund(R) Portfolio
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Health Care Fund
Invesco V.I. Technology Fund
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio
Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio
MFS(R) Utilities Series
Oppenheimer Global Fund/VA
PIMCO Global Bond Opportunities Portfolio (Unhedged)


BASIS FOR OPINIONS

These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Variable investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.



 FSA-2

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.



/s/ PricewaterhouseCoopers LLP


Birmingham, Alabama
April 17, 2019

We have served as the auditor of one or more of the Variable Investment Options in MONY America Variable Account L of MONY Life Insurance Company of America since 1998. We have not determined the specific year we began serving as auditor of one or more of the Variable Investment Options in MONY America Variable Account L of MONY Life Insurance Company of America.



 FSA-3

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018



                                                                              1290 VT GAMCO
                                                            1290 VT EQUITY    SMALL COMPANY   1290 VT SOCIALLY     ALL ASSET
                                                                INCOME*          VALUE*         RESPONSIBLE*    GROWTH-ALT 20*
                                                            --------------  ----------------  ----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value....  $    7,267,388   $  58,485,966      $  1,437,801    $   49,680,629
Receivable for shares of the Portfolios sold..............           3,103          48,631                55            23,555
Receivable for policy-related transactions................               2               5                --             1,679
                                                            --------------  ----------------  ----------------  --------------
TOTAL ASSETS..............................................       7,270,493      58,534,602         1,437,856        49,705,863
                                                            --------------  ----------------  ----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased............              --              --                --             1,675
Payable for policy-related transactions...................           3,106          48,631                55            23,555
                                                            --------------  ----------------  ----------------  --------------
TOTAL LIABILITIES.........................................           3,106          48,631                55            25,230
                                                            --------------  ----------------  ----------------  --------------
NET ASSETS................................................  $    7,267,387   $  58,485,971      $  1,437,801    $   49,680,633
                                                            ==============  ================  ================  ==============

NET ASSETS:
Accumulation Unit Values..................................  $    7,267,387   $  58,485,971      $  1,437,801    $   49,680,633
                                                            --------------  ----------------  ----------------  --------------
TOTAL NET ASSETS..........................................  $    7,267,387   $  58,485,971      $  1,437,801    $   49,680,633
                                                            ==============  ================  ================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........  $   10,211,510   $  47,272,985      $  1,199,807    $   49,073,409


                                                             AXA AGGRESSIVE   AXA CONSERVATIVE     AXA CONSERVATIVE-
                                                               ALLOCATION*       ALLOCATION*       PLUS ALLOCATION*
                                                            ---------------  ------------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value....   $    957,528        $  258,615           $  475,399
Receivable for shares of the Portfolios sold..............              7                85                  511
Receivable for policy-related transactions................            346                --                   --
                                                            ---------------  ------------------  -------------------
TOTAL ASSETS..............................................        957,881           258,700              475,910
                                                            ---------------  ------------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased............            345                --                   --
Payable for policy-related transactions...................              7                85                  511
                                                            ---------------  ------------------  -------------------
TOTAL LIABILITIES.........................................            352                85                  511
                                                            ---------------  ------------------  -------------------
NET ASSETS................................................   $    957,529        $  258,615           $  475,399
                                                            ===============  ==================  ===================

NET ASSETS:
Accumulation Unit Values..................................   $    957,529        $  258,615           $  475,399
                                                            ---------------  ------------------  -------------------
TOTAL NET ASSETS..........................................   $    957,529        $  258,615           $  475,399
                                                            ===============  ==================  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..........   $  1,012,968        $  276,802           $  508,943

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-4

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                      AXA LARGE CAP     AXA LARGE CAP
                                                                AXA GLOBAL EQUITY    GROWTH MANAGED     VALUE MANAGED
                                                               MANAGED VOLATILITY*     VOLATILITY*       VOLATILITY*
                                                              --------------------  -----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value......       $  774,709         $  7,878,603       $  959,416
Receivable for shares of the Portfolios sold................              114                4,903              432
Receivable for policy-related transactions..................               --                   --               --
                                                              --------------------  -----------------  ---------------
TOTAL ASSETS................................................          774,823            7,883,506          959,848
                                                              --------------------  -----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............               --                   --               --
Payable for policy-related transactions.....................              114                4,904              432
                                                              --------------------  -----------------  ---------------
TOTAL LIABILITIES...........................................              114                4,904              432
                                                              --------------------  -----------------  ---------------
NET ASSETS..................................................       $  774,709         $  7,878,602       $  959,416
                                                              ====================  =================  ===============

NET ASSETS:
Accumulation Unit Values....................................       $  774,709         $  7,878,602       $  959,416
                                                              --------------------  -----------------  ---------------
TOTAL NET ASSETS............................................       $  774,709         $  7,878,602       $  959,416
                                                              ====================  =================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............       $  652,830         $  5,920,645       $  734,477

                                                                AXA MID CAP                                           AXA/AB
                                                               VALUE MANAGED    AXA MODERATE     AXA MODERATE-PLUS   SMALL CAP
                                                                VOLATILITY*      ALLOCATION*        ALLOCATION*       GROWTH*
                                                              ---------------  --------------  -------------------  ----------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  9,088,218     $  2,685,068       $  2,474,277     $  670,819
Receivable for shares of the Portfolios sold................            337              793              4,895             --
Receivable for policy-related transactions..................          1,399           17,180                 --              5
                                                              ---------------  --------------  -------------------  ----------
TOTAL ASSETS................................................      9,089,954        2,703,041          2,479,172        670,824
                                                              ---------------  --------------  -------------------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          1,398           17,177                 --              5
Payable for policy-related transactions.....................            337              793              4,895             --
                                                              ---------------  --------------  -------------------  ----------
TOTAL LIABILITIES...........................................          1,735           17,970              4,895              5
                                                              ---------------  --------------  -------------------  ----------
NET ASSETS..................................................   $  9,088,219     $  2,685,071       $  2,474,277     $  670,819
                                                              ===============  ==============  ===================  ==========

NET ASSETS:
Accumulation Unit Values....................................   $  9,088,219     $  2,685,071       $  2,474,277     $  670,819
                                                              ---------------  --------------  -------------------  ----------
TOTAL NET ASSETS............................................   $  9,088,219     $  2,685,071       $  2,474,277     $  670,819
                                                              ===============  ==============  ===================  ==========
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  7,253,658     $  2,899,045       $  2,678,456     $  722,397

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-5

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                                 CHARTER(SM)
                                                               AXA/JANUS     AXA/LOOMIS     CHARTER(SM) MULTI-    SMALL CAP
                                                              ENTREPRISE*  SAYLES GROWTH*      SECTOR BOND*        GROWTH*
                                                             ------------  ---------------  ------------------  ------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....  $  6,623,461  $   54,904,554       $  916,653      $  9,741,795
Receivable for shares of the Portfolios sold...............             3          27,696              210            13,845
Receivable for policy-related transactions.................         2,368               6               --                --
                                                             ------------  ---------------  ------------------  ------------
TOTAL ASSETS...............................................     6,625,832      54,932,256          916,863         9,755,640
                                                             ------------  ---------------  ------------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............         2,368              --               --                --
Payable for policy-related transactions....................             3          27,696              210            13,845
                                                             ------------  ---------------  ------------------  ------------
TOTAL LIABILITIES..........................................         2,371          27,696              210            13,845
                                                             ------------  ---------------  ------------------  ------------
NET ASSETS.................................................  $  6,623,461  $   54,904,560       $  916,653      $  9,741,795
                                                             ============  ===============  ==================  ============

NET ASSETS:
Accumulation Unit Values...................................  $  6,623,461  $   54,904,560       $  916,653      $  9,741,795
                                                             ------------  ---------------  ------------------  ------------
TOTAL NET ASSETS...........................................  $  6,623,461  $   54,904,560       $  916,653      $  9,741,795
                                                             ============  ===============  ==================  ============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........  $  6,455,659  $   47,371,075       $  971,052      $  7,574,165

                                                                                EQ/BLACKROCK
                                                               DREYFUS STOCK     BASIC VALUE        EQ/CAPITAL
                                                             INDEX FUND, INC.      EQUITY*      GUARDIAN RESEARCH*
                                                             ----------------  --------------  -------------------

ASSETS:
Investments in shares of the Portfolios, at fair value.....   $  16,591,158      $  940,023        $  4,159,972
Receivable for shares of the Portfolios sold...............           6,061             230               1,474
Receivable for policy-related transactions.................          68,643              --                 296
                                                             ----------------  --------------  -------------------
TOTAL ASSETS...............................................      16,665,862         940,253           4,161,742
                                                             ----------------  --------------  -------------------

LIABILITIES:
Payable for shares of the Portfolios purchased.............          68,638              --                 295
Payable for policy-related transactions....................           6,063             230               1,474
                                                             ----------------  --------------  -------------------
TOTAL LIABILITIES..........................................          74,701             230               1,769
                                                             ----------------  --------------  -------------------
NET ASSETS.................................................   $  16,591,161      $  940,023        $  4,159,973
                                                             ================  ==============  ===================

NET ASSETS:
Accumulation Unit Values...................................   $  16,591,161      $  940,023        $  4,159,973
                                                             ----------------  --------------  -------------------
TOTAL NET ASSETS...........................................   $  16,591,161      $  940,023        $  4,159,973
                                                             ================  ==============  ===================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST...........   $  11,931,291      $  761,666        $  3,054,020

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-6

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                               EQ/INTERMEDIATE                      EQ/MFS
                                                               EQ/CORE BOND      GOVERNMENT      EQ/LARGE CAP    INTERNATIONAL
                                                                  INDEX*            BOND*        VALUE INDEX*       GROWTH*
                                                              --------------  ----------------  --------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value......   $  10,739,492    $  3,536,496     $  6,729,108   $   10,403,189
Receivable for shares of the Portfolios sold................          10,333             455            1,270           18,522
Receivable for policy-related transactions..................               4             100              554                3
                                                              --------------  ----------------  --------------  --------------
TOTAL ASSETS................................................      10,749,829       3,537,051        6,730,932       10,421,714
                                                              --------------  ----------------  --------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --             101              554               --
Payable for policy-related transactions.....................          10,333             455            1,270           18,522
                                                              --------------  ----------------  --------------  --------------
TOTAL LIABILITIES...........................................          10,333             556            1,824           18,522
                                                              --------------  ----------------  --------------  --------------
NET ASSETS..................................................   $  10,739,496    $  3,536,495     $  6,729,108   $   10,403,192
                                                              ==============  ================  ==============  ==============

NET ASSETS:
Accumulation Unit Values....................................   $  10,739,496    $  3,536,495     $  6,729,108   $   10,403,192
                                                              --------------  ----------------  --------------  --------------
TOTAL NET ASSETS............................................   $  10,739,496    $  3,536,495     $  6,729,108   $   10,403,192
                                                              ==============  ================  ==============  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............   $  10,989,811    $  3,549,066     $  5,462,360   $    9,653,812


                                                               EQ/MID CAP      EQ/MONEY         EQ/PIMCO
                                                                 INDEX*         MARKET*     ULTRA SHORT BOND*
                                                              ------------  -------------  ------------------

ASSETS:
Investments in shares of the Portfolios, at fair value......  $  3,426,695  $   7,127,934     $  1,756,478
Receivable for shares of the Portfolios sold................           431          1,652              409
Receivable for policy-related transactions..................            --            158              216
                                                              ------------  -------------  ------------------
TOTAL ASSETS................................................     3,427,126      7,129,744        1,757,103
                                                              ------------  -------------  ------------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............            --             76              216
Payable for policy-related transactions.....................           431          1,652              409
                                                              ------------  -------------  ------------------
TOTAL LIABILITIES...........................................           431          1,728              625
                                                              ------------  -------------  ------------------
NET ASSETS..................................................  $  3,426,695  $   7,128,016     $  1,756,478
                                                              ============  =============  ==================

NET ASSETS:
Accumulation Unit Values....................................  $  3,426,695  $   7,128,016     $  1,756,478
                                                              ------------  -------------  ------------------
TOTAL NET ASSETS............................................  $  3,426,695  $   7,128,016     $  1,756,478
                                                              ============  =============  ==================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST............  $  2,694,547  $   7,127,701     $  1,775,904

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-7

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018




                                                                EQ/QUALITY       EQ/SMALL       EQ/T.ROWE PRICE   EQ/UBS GROWTH &
                                                                BOND PLUS*    COMPANY INDEX*     GROWTH STOCK*        INCOME*
                                                               ------------  ----------------  ----------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......  $  4,071,127    $  1,061,611      $  43,486,733     $  14,008,234
Receivable for shares of the Portfolios sold.................         5,759              --             85,775            16,464
Receivable for policy-related transactions...................           345           1,740                 --                 3
                                                               ------------  ----------------  ----------------  -----------------
TOTAL ASSETS.................................................     4,077,231       1,063,351         43,572,508        14,024,701
                                                               ------------  ----------------  ----------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............           345           1,740                 --                --
Payable for policy-related transactions......................         5,762              --             85,797            16,464
                                                               ------------  ----------------  ----------------  -----------------
TOTAL LIABILITIES............................................         6,107           1,740             85,797            16,464
                                                               ------------  ----------------  ----------------  -----------------
NET ASSETS...................................................  $  4,071,124    $  1,061,611      $  43,486,711     $  14,008,237
                                                               ============  ================  ================  =================

NET ASSETS:
Accumulation Unit Values.....................................  $  4,071,124    $  1,061,611      $  43,486,711     $  14,008,237
                                                               ------------  ----------------  ----------------  -----------------
TOTAL NET ASSETS.............................................  $  4,071,124    $  1,061,611      $  43,486,711     $  14,008,237
                                                               ============  ================  ================  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............  $  4,252,248    $  1,148,329      $  26,891,087     $  12,988,371

                                                               FIDELITY(R) VIP                    FRANKLIN RISING
                                                                CONTRAFUND(R)    FRANKLIN INCOME     DIVIDENDS
                                                                  PORTFOLIO         VIP FUND         VIP FUND
                                                               ---------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value.......  $   19,210,716     $  5,651,608     $  1,232,171
Receivable for shares of the Portfolios sold.................           8,249              968              294
Receivable for policy-related transactions...................              --               --
                                                               ---------------  ----------------  ---------------
TOTAL ASSETS.................................................      19,218,965        5,652,576        1,232,465
                                                               ---------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased...............              --               --               --
Payable for policy-related transactions......................           8,253              968              294
                                                               ---------------  ----------------  ---------------
TOTAL LIABILITIES............................................           8,253              968              294
                                                               ---------------  ----------------  ---------------
NET ASSETS...................................................  $   19,210,712     $  5,651,608     $  1,232,171
                                                               ===============  ================  ===============

NET ASSETS:
Accumulation Unit Values.....................................  $   19,210,712     $  5,651,608     $  1,232,171
                                                               ---------------  ----------------  ---------------
TOTAL NET ASSETS.............................................  $   19,210,712     $  5,651,608     $  1,232,171
                                                               ===============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST.............  $   16,070,766     $  5,624,552     $  1,071,164

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-8

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018




                                                                 INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                                  DIVERSIFIED    GLOBAL CORE      HEALTH        INVESCO V.I.
                                                                 DIVIDEND FUND   EQUITY FUND     CARE FUND     TECHNOLOGY FUND
                                                                --------------  ------------  --------------  -----------------

ASSETS:
Investments in shares of the Portfolios, at fair value........    $  328,693     $  372,042     $  848,024       $  324,037
Receivable for shares of the Portfolios sold..................             8             73            104               30
Receivable for policy-related transactions....................            --             --             --               --
                                                                --------------  ------------  --------------  -----------------
TOTAL ASSETS..................................................       328,701        372,115        848,128          324,067
                                                                --------------  ------------  --------------  -----------------

LIABILITIES:
Payable for shares of the Portfolios purchased................            --             --             --               --
Payable for policy-related transactions.......................             8             73            104               30
                                                                --------------  ------------  --------------  -----------------
TOTAL LIABILITIES.............................................             8             73            104               30
                                                                --------------  ------------  --------------  -----------------
NET ASSETS....................................................    $  328,693     $  372,042     $  848,024       $  324,037
                                                                ==============  ============  ==============  =================

NET ASSETS:
Accumulation Unit Values......................................    $  328,693     $  372,042     $  848,024       $  324,037
                                                                --------------  ------------  --------------  -----------------
TOTAL NET ASSETS..............................................    $  328,693     $  372,042     $  848,024       $  324,037
                                                                ==============  ============  ==============  =================
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..............    $  260,065     $  335,866     $  807,383       $  254,444

                                                                                                           JANUS
                                                                 JANUS HENDERSON     JANUS HENDERSON     HENDERSON
                                                                    BALANCED           ENTERPRISE          FORTY
                                                                    PORTFOLIO           PORTFOLIO        PORTFOLIO
                                                                -----------------  -----------------  --------------

ASSETS:
Investments in shares of the Portfolios, at fair value........    $   7,796,668      $  14,163,530     $  14,005,391
Receivable for shares of the Portfolios sold..................            1,251             29,556            20,465
Receivable for policy-related transactions....................               --                  3                 4
                                                                -----------------  -----------------  --------------
TOTAL ASSETS..................................................        7,797,919         14,193,089        14,025,860
                                                                -----------------  -----------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased................               --                 --                --
Payable for policy-related transactions.......................            1,251             29,556            20,465
                                                                -----------------  -----------------  --------------
TOTAL LIABILITIES.............................................            1,251             29,556            20,465
                                                                -----------------  -----------------  --------------
NET ASSETS....................................................    $   7,796,668      $  14,163,533     $  14,005,395
                                                                =================  =================  ==============

NET ASSETS:
Accumulation Unit Values......................................    $   7,796,668      $  14,163,533     $  14,005,395
                                                                -----------------  -----------------  --------------
TOTAL NET ASSETS..............................................    $   7,796,668      $  14,163,533     $  14,005,395
                                                                =================  =================  ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST..............    $   6,648,994      $   9,604,531     $  14,379,248




 The accompanying notes are an integral part of these financial statements.


 FSA-9

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018




                                                                 JANUS             JANUS
                                                               HENDERSON         HENDERSON
                                                                GLOBAL           OVERSEAS    MFS(R) UTILITIES     OPPENHEIMER
                                                          RESEARCH PORTFOLIO     PORTFOLIO        SERIES        GLOBAL FUND/VA
                                                          ------------------  -------------  ----------------  ---------------

ASSETS:
Investments in shares of the Portfolios, at fair value..     $  8,839,655      $  2,786,479    $  1,430,843      $  2,441,118
Receivable for shares of the Portfolios sold............            5,004                 1             222               551
Receivable for policy-related transactions..............            5,091               350              --                --
                                                          ------------------  -------------  ----------------  ---------------
TOTAL ASSETS............................................        8,849,750         2,786,830       1,431,065         2,441,669
                                                          ------------------  -------------  ----------------  ---------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            5,091               350              --                --
Payable for policy-related transactions.................            5,008                 1             222               551
                                                          ------------------  -------------  ----------------  ---------------
TOTAL LIABILITIES.......................................           10,099               351             222               551
                                                          ------------------  -------------  ----------------  ---------------
NET ASSETS..............................................     $  8,839,651      $  2,786,479    $  1,430,843      $  2,441,118
                                                          ==================  =============  ================  ===============

NET ASSETS:
Accumulation unit values................................     $  8,839,651      $  2,786,479    $  1,430,843      $  2,441,118
                                                          ------------------  -------------  ----------------  ---------------
TOTAL NET ASSETS........................................     $  8,839,651      $  2,786,479    $  1,430,843      $  2,441,118
                                                          ==================  =============  ================  ===============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........     $  5,955,144      $  3,890,752    $  1,306,702      $  2,125,622

                                                           PIMCO GLOBAL
                                                               BOND
                                                           OPPORTUNITIES
                                                             PORTFOLIO
                                                            (UNHEDGED)
                                                          --------------

ASSETS:
Investments in shares of the Portfolios, at fair value..   $  2,452,021
Receivable for shares of the Portfolios sold............            364
Receivable for policy-related transactions..............            444
                                                          --------------
TOTAL ASSETS............................................      2,452,829
                                                          --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..........            444
Payable for policy-related transactions.................            364
                                                          --------------
TOTAL LIABILITIES.......................................            808
                                                          --------------
NET ASSETS..............................................   $  2,452,021
                                                          ==============

NET ASSETS:
Accumulation unit values................................   $  2,452,021
                                                          --------------
TOTAL NET ASSETS........................................   $  2,452,021
                                                          ==============
INVESTMENTS IN SHARES OF THE PORTFOLIOS, AT COST........   $  2,929,356




 The accompanying notes are an integral part of these financial statements.


 FSA-10

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
1290 VT Equity Income....................................................           Class A                 207,247
1290 VT Equity Income....................................................           Class B               1,737,674
1290 VT GAMCO Small Company Value........................................           Class B               1,166,955
1290 VT Socially Responsible.............................................           Class A                 100,655
1290 VT Socially Responsible.............................................           Class B                  28,295
All Asset Growth-Alt 20..................................................           Class B                  94,444
AXA Aggressive Allocation................................................           Class B                  28,913
AXA Conservative Allocation..............................................           Class B                  52,550
AXA Conservative-Plus Allocation.........................................           Class B                  51,927
AXA Global Equity Managed Volatility.....................................           Class A                 276,809
AXA Large Cap Growth Managed Volatility..................................           Class B                  60,705
AXA Large Cap Value Managed Volatility...................................           Class A                 650,806
AXA Mid Cap Value Managed Volatility.....................................           Class A                 208,915
AXA Moderate Allocation..................................................           Class B                 247,632
AXA Moderate-Plus Allocation.............................................           Class B                  42,776
AXA/AB Small Cap Growth..................................................           Class A                 396,136
AXA/Janus Enterprise.....................................................           Class A               7,326,420
AXA/Loomis Sayles Growth Portfolio.......................................           Class B               2,677,606
Charter(SM) Multi-Sector Bond............................................           Class A                 247,370
Charter(SM) Small Cap Growth.............................................           Class B                 809,967
Dreyfus Stock Index Fund, Inc............................................       Initial Shares              338,733
EQ/BlackRock Basic Value Equity..........................................           Class B                  46,138
EQ/Capital Guardian Research.............................................           Class A                 186,807
EQ/Core Bond Index.......................................................           Class A               1,110,704
EQ/Intermediate Government Bond..........................................           Class A                 349,193
EQ/Large Cap Value Index.................................................           Class A                 851,361
EQ/MFS International Growth..............................................           Class B               1,539,469
EQ/Mid Cap Index.........................................................           Class A                 278,341
EQ/Money Market..........................................................           Class A               7,123,958
EQ/PIMCO Ultra Short Bond................................................           Class B                 178,498
EQ/Quality Bond PLUS.....................................................           Class B                 490,050
EQ/Small Company Index...................................................           Class A                 112,536
EQ/T. Rowe Price Growth Stock............................................           Class B               1,029,307
EQ/UBS Growth & Income...................................................           Class B               1,818,506
Fidelity(R) VIP Contrafund(R) Portfolio..................................        Service Class              600,898
Franklin Income VIP Fund.................................................           Class 2                 383,420
Franklin Rising Dividends VIP Fund.......................................           Class 2                  49,208
Invesco V.I. Diversified Dividend Fund...................................          Series 1                  13,869
Invesco V.I. Global Core Equity Fund.....................................          Series 1                  41,384
Invesco V.I. Health Care Fund............................................          Series 1                  36,225
Invesco V.I. Technology Fund.............................................          Series 1                  14,783




 The accompanying notes are an integral part of these financial statements.


 FSA-11

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                                                                          PORTFOLIO
                                                                                 SHARE CLASS**           SHARES HELD
                                                                           -----------------------      ------------
Janus Henderson Balanced Portfolio.......................................    Institutional Shares           231,012
Janus Henderson Enterprise Portfolio.....................................    Institutional Shares           211,333
Janus Henderson Forty Portfolio..........................................    Institutional Shares           309,007
Janus Henderson Forty Portfolio..........................................       Service Shares               94,369
Janus Henderson Global Research Portfolio................................    Institutional Shares           187,559
Janus Henderson Overseas Portfolio.......................................       Service Shares              108,677
MFS(R) Utilities Series..................................................        Initial Class               48,701
Oppenheimer Global Fund/VA...............................................        Service Class               65,044
PIMCO Global Bond Opportunities Portfolio (Unhedged).....................    Administrative Class           223,725

** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  --------------------------
1290 VT Equity Income.................................    0.60%            Class A        $   19.01       40,455
1290 VT Equity Income.................................    0.35%            Class B        $   25.19          311
1290 VT Equity Income.................................    0.35%            Class B        $   25.47       10,012
1290 VT Equity Income.................................    0.35%            Class B        $   26.44       71,904
1290 VT Equity Income.................................    0.35%            Class B        $   26.00      113,205
1290 VT Equity Income.................................    0.75%            Class B        $   21.58       64,489

1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   46.83        5,541
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   60.99       13,696
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   48.69      232,827
1290 VT GAMCO Small Company Value.....................    0.35%            Class B        $   64.59      258,436
1290 VT GAMCO Small Company Value.....................    0.75%            Class B        $  112.70      260,530

1290 VT Socially Responsible..........................    0.35%            Class A        $   15.35        5,836
1290 VT Socially Responsible..........................    0.35%            Class A        $   15.92       56,806
1290 VT Socially Responsible..........................    0.75%            Class A        $   16.78        7,929
1290 VT Socially Responsible..........................    0.35%            Class B        $   21.58       14,399

All Asset Growth-Alt 20...............................    0.35%            Class B        $   17.51          197
All Asset Growth-Alt 20...............................    0.35%            Class B        $   16.58       96,399
All Asset Growth-Alt 20...............................    0.35%            Class B        $   18.20      117,283
All Asset Growth-Alt 20...............................    0.35%            Class B        $   16.80      491,002
All Asset Growth-Alt 20...............................    0.75%            Class B        $   33.23    1,134,280

AXA Aggressive Allocation.............................    0.35%            Class B        $   13.77       61,768
AXA Aggressive Allocation.............................    0.75%            Class B        $   13.15        8,130

AXA Conservative Allocation...........................    0.35%            Class B        $   12.70       13,751
AXA Conservative Allocation...........................    0.75%            Class B        $   12.12        6,932




 The accompanying notes are an integral part of these financial statements.


 FSA-12

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
AXA Conservative-Plus Allocation......................    0.35%            Class B        $   13.14       24,771
AXA Conservative-Plus Allocation......................    0.75%            Class B        $   12.54       11,952

AXA Global Equity Managed Volatility..................    0.35%            Class A        $   41.39       18,717

AXA Large Cap Growth Managed Volatility...............    0.35%            Class B        $   23.94      251,481
AXA Large Cap Growth Managed Volatility...............    0.75%            Class B        $   22.70       81,859

AXA Large Cap Value Managed Volatility................    0.35%            Class A        $   17.77            7
AXA Large Cap Value Managed Volatility................    0.35%            Class A        $   18.28       52,468

AXA Mid Cap Value Managed Volatility..................    0.35%            Class A        $   23.54      386,139

AXA Moderate Allocation...............................    0.35%            Class B        $   13.11      139,587
AXA Moderate Allocation...............................    0.75%            Class B        $   12.52       68,321

AXA Moderate-Plus Allocation..........................    0.35%            Class B        $   13.59      150,587
AXA Moderate-Plus Allocation..........................    0.75%            Class B        $   12.97       32,997

AXA/AB Small Cap Growth...............................    0.35%            Class A        $   27.29       24,581

AXA/Janus Enterprise..................................    0.35%            Class A        $   20.50          767
AXA/Janus Enterprise..................................    0.35%            Class A        $   33.17        3,165
AXA/Janus Enterprise..................................    0.35%            Class A        $   20.65      246,842
AXA/Janus Enterprise..................................    0.35%            Class A        $   32.10       43,809

AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   29.00       14,418
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   28.17      143,952
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   29.64      353,248
AXA/Loomis Sayles Growth Portfolio....................    0.35%            Class B        $   28.96    1,272,808
AXA/Loomis Sayles Growth Portfolio....................    0.75%            Class B        $   21.71      142,528

Charter(SM) Multi-Sector Bond.........................    0.35%            Class A        $   15.61       58,723

Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   20.89        1,122
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   30.17       16,036
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   21.00      140,379
Charter(SM) Small Cap Growth..........................    0.35%            Class B        $   31.01      178,147
Charter(SM) Small Cap Growth..........................    0.75%            Class B        $   18.81       40,529

Dreyfus Stock Index Fund, Inc.........................    0.35%        Initial Shares     $   23.64       34,655
Dreyfus Stock Index Fund, Inc.........................    0.35%        Initial Shares     $   23.77      530,148
Dreyfus Stock Index Fund, Inc.........................    0.75%        Initial Shares     $   20.46      154,875

EQ/BlackRock Basic Value Equity.......................    0.35%            Class B        $   24.95       37,674

EQ/Capital Guardian Research..........................    0.35%            Class A        $   21.71        2,801
EQ/Capital Guardian Research..........................    0.35%            Class A        $   31.88       34,849
EQ/Capital Guardian Research..........................    0.35%            Class A        $   21.29       60,586
EQ/Capital Guardian Research..........................    0.60%            Class A        $   23.92       62,664
EQ/Capital Guardian Research..........................    0.75%            Class A        $   25.55        7,802





 The accompanying notes are an integral part of these financial statements.


 FSA-13

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
EQ/Core Bond Index....................................    0.35%            Class A        $   15.72        1,022
EQ/Core Bond Index....................................    0.35%            Class A        $   15.09       31,659
EQ/Core Bond Index....................................    0.35%            Class A        $   15.80      278,638
EQ/Core Bond Index....................................    0.35%            Class A        $   15.32      247,436
EQ/Core Bond Index....................................    0.60%            Class A        $   11.49        5,739
EQ/Core Bond Index....................................    0.75%            Class A        $   11.33      175,218

EQ/Intermediate Government Bond.......................    0.35%            Class A        $   13.82        1,695
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   16.25        3,515
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   13.81       93,148
EQ/Intermediate Government Bond.......................    0.35%            Class A        $   16.19       88,271
EQ/Intermediate Government Bond.......................    0.75%            Class A        $   18.63       39,730

EQ/Large Cap Value Index..............................    0.35%            Class A        $   23.86        3,391
EQ/Large Cap Value Index..............................    0.35%            Class A        $   25.37        3,371
EQ/Large Cap Value Index..............................    0.35%            Class A        $   25.36      201,656
EQ/Large Cap Value Index..............................    0.35%            Class A        $   25.22       57,436

EQ/MFS International Growth...........................    0.35%            Class B        $   18.78        9,360
EQ/MFS International Growth...........................    0.35%            Class B        $   19.98      197,320
EQ/MFS International Growth...........................    0.75%            Class B        $   28.48      220,681

EQ/Mid Cap Index......................................    0.35%            Class A        $   28.32        4,124
EQ/Mid Cap Index......................................    0.35%            Class A        $   29.60      111,827

EQ/Money Market.......................................    0.35%            Class A        $   11.09      354,827
EQ/Money Market.......................................    0.35%            Class A        $   11.08      192,891
EQ/Money Market.......................................    0.60%            Class A        $   10.73       11,090
EQ/Money Market.......................................    0.75%            Class A        $   10.51       89,172

EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.87        2,112
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.82          425
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.94       90,305
EQ/PIMCO Ultra Short Bond.............................    0.35%            Class B        $   13.85       33,363

EQ/Quality Bond PLUS..................................    0.35%            Class B        $   18.50        8,715
EQ/Quality Bond PLUS..................................    0.35%            Class B        $   18.59      102,680
EQ/Quality Bond PLUS..................................    0.75%            Class B        $   24.75       80,837

EQ/Small Company Index................................    0.35%            Class A        $   32.83       32,336

EQ/T. Rowe Price Growth Stock.........................    0.35%            Class B        $   26.80       78,234
EQ/T. Rowe Price Growth Stock.........................    0.35%            Class B        $   27.07      434,192
EQ/T. Rowe Price Growth Stock.........................    0.75%            Class B        $   54.03      548,456





 The accompanying notes are an integral part of these financial statements.


 FSA-14

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
EQ/UBS Growth & Income................................    0.35%            Class B        $   22.69        1,747
EQ/UBS Growth & Income................................    0.35%            Class B        $   23.12       51,802
EQ/UBS Growth & Income................................    0.35%            Class B        $   24.01       99,734
EQ/UBS Growth & Income................................    0.35%            Class B        $   23.48      372,343
EQ/UBS Growth & Income................................    0.75%            Class B        $   17.81       91,629

Fidelity(R) VIP Contrafund(R) Portfolio...............    0.35%         Service Class     $   31.16       27,741
Fidelity(R) VIP Contrafund(R) Portfolio...............    0.35%         Service Class     $   33.51      387,611
Fidelity(R) VIP Contrafund(R) Portfolio...............    0.75%         Service Class     $   27.76      192,905

Franklin Income VIP Fund..............................    0.35%            Class 2        $   15.80        4,938
Franklin Income VIP Fund..............................    0.35%            Class 2        $   24.91      223,734

Franklin Rising Dividends VIP Fund....................    0.35%            Class 2        $   31.12       39,592

Invesco V.I. Diversified Dividend Fund................    0.35%           Series 1        $   12.85       25,585

Invesco V.I. Global Core Equity Fund..................    0.35%           Series 1        $   19.34          247
Invesco V.I. Global Core Equity Fund..................    0.35%           Series 1        $   16.96       21,654

Invesco V.I. Health Care Fund.........................    0.35%           Series 1        $   29.49          120
Invesco V.I. Health Care Fund.........................    0.35%           Series 1        $   29.11       29,014

Invesco V.I. Technology Fund..........................    0.35%           Series 1        $   22.66       14,300

Janus Henderson Balanced Portfolio....................    0.35%     Institutional Shares  $   30.22       12,865
Janus Henderson Balanced Portfolio....................    0.35%     Institutional Shares  $   30.78      205,641
Janus Henderson Balanced Portfolio....................    0.75%     Institutional Shares  $   28.40       37,988

Janus Henderson Enterprise Portfolio..................    0.35%     Institutional Shares  $   21.41       36,615
Janus Henderson Enterprise Portfolio..................    0.35%     Institutional Shares  $   25.84      442,314
Janus Henderson Enterprise Portfolio..................    0.75%     Institutional Shares  $   33.18       58,831

Janus Henderson Forty Portfolio.......................    0.35%     Institutional Shares  $   33.42       18,336
Janus Henderson Forty Portfolio.......................    0.35%     Institutional Shares  $   35.28      195,265
Janus Henderson Forty Portfolio.......................    0.75%     Institutional Shares  $   24.94      135,385
Janus Henderson Forty Portfolio.......................    0.35%        Service Shares     $   42.88          537
Janus Henderson Forty Portfolio.......................    0.35%        Service Shares     $   42.53       73,008

Janus Henderson Global Research Portfolio.............    0.35%     Institutional Shares  $   13.97       30,630
Janus Henderson Global Research Portfolio.............    0.35%     Institutional Shares  $   15.86      398,267
Janus Henderson Global Research Portfolio.............    0.75%     Institutional Shares  $   10.76      194,591

Janus Henderson Overseas Portfolio....................    0.35%        Service Shares     $   23.21          789
Janus Henderson Overseas Portfolio....................    0.35%        Service Shares     $   23.27      118,960

MFS(R) Utilities Series...............................    0.35%         Initial Class     $   47.13          193
MFS(R) Utilities Series...............................    0.35%         Initial Class     $   49.18       28,910





 The accompanying notes are an integral part of these financial statements.


 FSA-15

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018



                                                        CONTRACT                            UNIT         UNITS
                                                        CHARGES*        SHARE CLASS**       VALUE     OUTSTANDING
                                                        ---------  ---------------------  ---------  ------------
Oppenheimer Global Fund/VA............................    0.35%         Service Class     $   34.31       71,153

PIMCO Global Bond Opportunities Portfolio
   (Unhedged).........................................    0.35%     Administrative Class  $   22.32          345
PIMCO Global Bond Opportunities Portfolio
   (Unhedged).........................................    0.35%     Administrative Class  $   20.33        2,104
PIMCO Global Bond Opportunities Portfolio
   (Unhedged).........................................    0.35%     Administrative Class  $   22.24       69,432
PIMCO Global Bond Opportunities Portfolio
   (Unhedged).........................................    0.35%     Administrative Class  $   21.45       39,972

* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.





 The accompanying notes are an integral part of these financial statements.


 FSA-16

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                            1290 VT GAMCO
                                                          1290 VT EQUITY    SMALL COMPANY   1290 VT SOCIALLY     ALL ASSET
                                                              INCOME*          VALUE*         RESPONSIBLE*    GROWTH-ALT 20*
                                                             1/1/2018         1/1/2018          1/1/2018         1/1/2018
                                                                TO               TO                TO               TO
                                                            12/31/2018       12/31/2018        12/31/2018       12/31/2018
                                                          --------------  ----------------  ----------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $    166,562    $      385,525      $   14,772      $    971,925

   EXPENSES:
     Asset-based charges................................         37,946           399,601           6,360           366,303
                                                          --------------  ----------------  ----------------  --------------
Net investment income (loss)............................        128,616           (14,076)          8,412           605,622
                                                          --------------  ----------------  ----------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         33,164         3,122,541          56,765           888,508
   Realized gain distribution from the portfolios.......      2,245,474         3,127,524          41,021         1,847,628
                                                          --------------  ----------------  ----------------  --------------
Net realized gain (loss) on investments.................      2,278,638         6,250,065          97,786         2,736,136
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (3,393,178)      (17,455,705)       (170,454)       (7,749,019)
                                                          --------------  ----------------  ----------------  --------------
Net realized and unrealized gain (loss) on investments..     (1,114,540)      (11,205,640)        (72,668)       (5,012,883)
                                                          --------------  ----------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $   (985,924)   $  (11,219,716)     $  (64,256)     $ (4,407,261)
                                                          ==============  ================  ================  ==============


                                                           AXA AGGRESSIVE    AXA CONSERVATIVE
                                                             ALLOCATION*        ALLOCATION*
                                                              1/1/2018           1/1/2018
                                                                 TO                 TO
                                                             12/31/2018         12/31/2018
                                                          ----------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   16,770         $   4,052

   EXPENSES:
     Asset-based charges................................          4,126             1,474
                                                          ----------------  -----------------
Net investment income (loss)............................         12,644             2,578
                                                          ----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         11,581            (1,729)
   Realized gain distribution from the portfolios.......         58,361             6,437
                                                          ----------------  -----------------
Net realized gain (loss) on investments.................         69,942             4,708
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (176,437)          (12,965)
                                                          ----------------  -----------------
Net realized and unrealized gain (loss) on investments..       (106,495)           (8,257)
                                                          ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $  (93,851)        $  (5,679)
                                                          ================  =================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-17

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                     AXA LARGE CAP     AXA LARGE CAP
                                                           AXA CONSERVATIVE-   AXA GLOBAL EQUITY    GROWTH MANAGED     VALUE MANAGED
                                                           PLUS ALLOCATION*   MANAGED VOLATILITY*     VOLATILITY*       VOLATILITY*
                                                               1/1/2018            1/1/2018            1/1/2018          1/1/2018
                                                                  TO                  TO                  TO                TO
                                                              12/31/2018          12/31/2018          12/31/2018        12/31/2018
                                                          ------------------  -------------------  ----------------  ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $   7,516           $     9,335        $     43,303      $    27,065

   EXPENSES:
     Asset-based charges................................          2,409                 3,253              40,155            3,931
                                                          ------------------  -------------------  ----------------  ---------------
Net investment income (loss)............................          5,107                 6,082               3,148           23,134
                                                          ------------------  -------------------  ----------------  ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................          1,176                46,419             482,418           55,490
   Realized gain distribution from the portfolios.......         20,480                66,259             748,234           50,847
                                                          ------------------  -------------------  ----------------  ---------------
Net realized gain (loss) on investments.................         21,656               112,678           1,230,652          106,337
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (46,823)             (230,454)         (1,462,757)        (238,690)
                                                          ------------------  -------------------  ----------------  ---------------
Net realized and unrealized gain (loss) on investments..        (25,167)             (117,776)           (232,105)        (132,353)
                                                          ------------------  -------------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $ (20,060)          $  (111,694)       $   (228,957)     $  (109,219)
                                                          ==================  ===================  ================  ===============

                                                             AXA MID CAP
                                                            VALUE MANAGED   AXA MODERATE
                                                             VOLATILITY*     ALLOCATION*
                                                              1/1/2018        1/1/2018
                                                                 TO              TO
                                                             12/31/2018      12/31/2018
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $     130,136     $   44,679

   EXPENSES:
     Asset-based charges................................          38,550         13,392
                                                          ---------------  --------------
Net investment income (loss)............................          91,586         31,287
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         547,940         14,466
   Realized gain distribution from the portfolios.......         842,453        110,360
                                                          ---------------  --------------
Net realized gain (loss) on investments.................       1,390,393        124,826
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (2,924,308)      (309,051)
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..      (1,533,915)      (184,225)
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  (1,442,329)    $ (152,938)
                                                          ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-18

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                AXA/AB                     AXA/LOOMIS
                                                           AXA MODERATE-PLUS   SMALL CAP      AXA/JANUS      SAYLES
                                                              ALLOCATION*       GROWTH*      ENTREPRISE*     GROWTH*
                                                               1/1/2018        1/1/2018       1/1/2018      1/1/2018
                                                                  TO              TO             TO            TO
                                                              12/31/2018      12/31/2018     12/31/2018    12/31/2018
                                                          ------------------  ------------  ------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................      $    43,500     $       943   $        --   $     54,842

   EXPENSES:
     Asset-based charges................................           11,682           2,846        26,271        230,891
                                                          ------------------  ------------  ------------  -------------
Net investment income (loss)............................           31,818          (1,903)      (26,271)      (176,049)
                                                          ------------------  ------------  ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................           18,968          22,102       105,651      1,807,182
   Realized gain distribution from the portfolios.......          134,536         118,035       400,176      5,881,187
                                                          ------------------  ------------  ------------  -------------
Net realized gain (loss) on investments.................          153,504         140,137       505,827      7,688,369
Net change in unrealized appreciation (depreciation)
   of investments.......................................         (376,548)       (193,192)     (589,747)    (9,135,420)
                                                          ------------------  ------------  ------------  -------------
Net realized and unrealized gain (loss) on investments..         (223,044)        (53,055)      (83,920)    (1,447,051)
                                                          ------------------  ------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................      $  (191,226)    $   (54,958)  $  (110,191)  $ (1,623,100)
                                                          ==================  ============  ============  =============

                                                           CHARTER(SM)   CHARTER(SM)
                                                          MULTI-SECTOR    SMALL CAP
                                                              BOND*        GROWTH*
                                                            1/1/2018      1/1/2018
                                                               TO            TO
                                                           12/31/2018    12/31/2018
                                                          ------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $  20,687    $    408,504

   EXPENSES:
     Asset-based charges................................       3,304          44,399
                                                          ------------  -------------
Net investment income (loss)............................      17,383         364,105
                                                          ------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      (4,413)        542,353
   Realized gain distribution from the portfolios.......          --         844,528
                                                          ------------  -------------
Net realized gain (loss) on investments.................      (4,413)      1,386,881
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (21,438)     (2,208,120)
                                                          ------------  -------------
Net realized and unrealized gain (loss) on investments..     (25,851)       (821,239)
                                                          ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $  (8,468)   $   (457,134)
                                                          ============  =============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-19

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                            EQ/BLACKROCK
                                                            DREYFUS STOCK    BASIC VALUE       EQ/CAPITAL       EQ/CORE BOND
                                                          INDEX FUND, INC.     EQUITY*     GUARDIAN RESEARCH*      INDEX*
                                                              1/1/2018        1/1/2018          1/1/2018          1/1/2018
                                                                 TO              TO                TO                TO
                                                             12/31/2018      12/31/2018        12/31/2018        12/31/2018
                                                          ----------------  -------------  -------------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    306,535     $    17,066      $      26,500      $   203,754

   EXPENSES:
     Asset-based charges................................          79,657           3,738             21,903           47,143
                                                          ----------------  -------------  -------------------  -------------
Net investment income (loss)............................         226,878          13,328              4,597          156,611
                                                          ----------------  -------------  -------------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         641,164          33,526            274,114          (27,197)
   Realized gain distribution from the portfolios.......         414,630          87,433            528,530               --
                                                          ----------------  -------------  -------------------  -------------
Net realized gain (loss) on investments.................       1,055,794         120,959            802,644          (27,197)
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (2,124,699)       (219,763)        (1,019,497)        (160,238)
                                                          ----------------  -------------  -------------------  -------------
Net realized and unrealized gain (loss) on investments..      (1,068,905)        (98,804)          (216,853)        (187,435)
                                                          ----------------  -------------  -------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   (842,027)    $   (85,476)     $    (212,256)     $   (30,824)
                                                          ================  =============  ===================  =============

                                                           EQ/INTERMEDIATE
                                                             GOVERNMENT      EQ/LARGE CAP
                                                                BOND*        VALUE INDEX*
                                                              1/1/2018         1/1/2018
                                                                 TO               TO
                                                             12/31/2018       12/31/2018
                                                          ----------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................     $   44,772      $    152,830

   EXPENSES:
     Asset-based charges................................         15,890            26,571
                                                          ----------------  --------------
Net investment income (loss)............................         28,882           126,259
                                                          ----------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         (5,637)          247,799
   Realized gain distribution from the portfolios.......             --           301,780
                                                          ----------------  --------------
Net realized gain (loss) on investments.................         (5,637)          549,579
Net change in unrealized appreciation (depreciation)
   of investments.......................................        (14,388)       (1,357,633)
                                                          ----------------  --------------
Net realized and unrealized gain (loss) on investments..        (20,025)         (808,054)
                                                          ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................     $    8,857      $   (681,795)
                                                          ================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-20

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                             EQ/MFS
                                                          INTERNATIONAL  EQ/MID CAP     EQ/MONEY       EQ/PIMCO       EQ/QUALITY
                                                             GROWTH*       INDEX*        MARKET*   ULTRA SHORT BOND*  BOND PLUS*
                                                            1/1/2018      1/1/2018      1/1/2018       1/1/2018        1/1/2018
                                                               TO            TO            TO             TO              TO
                                                           12/31/2018    12/31/2018    12/31/2018     12/31/2018      12/31/2018
                                                          -------------  ------------  ----------  -----------------  -----------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................  $    101,391   $    42,358    $ 92,252      $   34,449       $  69,742

   EXPENSES:
     Asset-based charges................................        71,080        14,208      30,514           6,289          23,063
                                                          -------------  ------------  ----------  -----------------  -----------
Net investment income (loss)............................        30,311        28,150      61,738          28,160          46,679
                                                          -------------  ------------  ----------  -----------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       351,892       122,009          70           1,272         (26,103)
   Realized gain distribution from the portfolios.......     1,055,698       290,639          --              --              --
                                                          -------------  ------------  ----------  -----------------  -----------
Net realized gain (loss) on investments.................     1,407,590       412,648          70           1,272         (26,103)
Net change in unrealized appreciation (depreciation)
   of investments.......................................    (2,593,135)     (902,595)        280         (18,418)        (44,301)
                                                          -------------  ------------  ----------  -----------------  -----------
Net realized and unrealized gain (loss) on investments..    (1,185,545)     (489,947)        350         (17,146)        (70,404)
                                                          -------------  ------------  ----------  -----------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................  $ (1,155,234)  $  (461,797)   $ 62,088      $   11,014       $ (23,725)
                                                          =============  ============  ==========  =================  ===========


                                                             EQ/SMALL
                                                          COMPANY INDEX*
                                                             1/1/2018
                                                                TO
                                                            12/31/2018
                                                          ---------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    12,002

   EXPENSES:
     Asset-based charges................................          4,521
                                                          ---------------
Net investment income (loss)............................          7,481
                                                          ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         25,439
   Realized gain distribution from the portfolios.......        104,110
                                                          ---------------
Net realized gain (loss) on investments.................        129,549
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (270,425)
                                                          ---------------
Net realized and unrealized gain (loss) on investments..       (140,876)
                                                          ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $  (133,395)
                                                          ===============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-21

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               FIDELITY(R) VIP
                                                           EQ/T.ROWE PRICE    EQ/UBS GROWTH &   CONTRAFUND(R)    FRANKLIN INCOME
                                                            GROWTH STOCK*         INCOME*         PORTFOLIO         VIP FUND
                                                              1/1/2018           1/1/2018         1/1/2018          1/1/2018
                                                                 TO                 TO               TO                TO
                                                             12/31/2018         12/31/2018       12/31/2018        12/31/2018
                                                          ----------------  -----------------  ---------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $          --      $      57,470     $     132,346     $   297,747

   EXPENSES:
     Asset-based charges................................         312,651             68,087           102,698          21,781
                                                          ----------------  -----------------  ---------------  ----------------
Net investment income (loss)............................        (312,651)           (10,617)           29,648         275,966
                                                          ----------------  -----------------  ---------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................       2,879,463            653,965           628,459          49,590
   Realized gain distribution from the portfolios.......       3,724,869          1,809,375         1,917,040              --
                                                          ----------------  -----------------  ---------------  ----------------
Net realized gain (loss) on investments.................       6,604,332          2,463,340         2,545,499          49,590
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (6,956,269)        (4,642,889)       (3,947,118)       (600,320)
                                                          ----------------  -----------------  ---------------  ----------------
Net realized and unrealized gain (loss) on investments..        (351,937)        (2,179,549)       (1,401,619)       (550,730)
                                                          ----------------  -----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $    (664,588)     $  (2,190,166)    $  (1,371,971)    $  (274,764)
                                                          ================  =================  ===============  ================

                                                          FRANKLIN RISING   INVESCO V.I.
                                                             DIVIDENDS       DIVERSIFIED
                                                             VIP FUND       DIVIDEND FUND
                                                             1/1/2018         1/1/2018
                                                                TO               TO
                                                            12/31/2018       12/31/2018
                                                          ---------------  --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $    17,671      $    8,456

   EXPENSES:
     Asset-based charges................................          4,888           1,254
                                                          ---------------  --------------
Net investment income (loss)............................         12,783           7,202
                                                          ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         30,664           7,353
   Realized gain distribution from the portfolios.......         85,588          12,142
                                                          ---------------  --------------
Net realized gain (loss) on investments.................        116,252          19,495
Net change in unrealized appreciation (depreciation)
   of investments.......................................       (196,972)        (54,821)
                                                          ---------------  --------------
Net realized and unrealized gain (loss) on investments..        (80,720)        (35,326)
                                                          ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $   (67,937)     $  (28,124)
                                                          ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-22

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                          INVESCO V.I.  INVESCO V.I.                      JANUS HENDERSON
                                                           GLOBAL CORE     HEALTH        INVESCO V.I.        BALANCED
                                                           EQUITY FUND    CARE FUND     TECHNOLOGY FUND      PORTFOLIO
                                                            1/1/2018      1/1/2018         1/1/2018          1/1/2018
                                                               TO            TO               TO                TO
                                                           12/31/2018    12/31/2018       12/31/2018        12/31/2018
                                                          ------------  -------------  ----------------  ----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................   $   4,758     $        --      $      --        $   178,889

   EXPENSES:
     Asset-based charges................................       1,557           3,168          1,281             33,776
                                                          ------------  -------------  ----------------  ----------------
Net investment income (loss)............................       3,201          (3,168)        (1,281)           145,113
                                                          ------------  -------------  ----------------  ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................      15,184          13,219          9,514            155,880
   Realized gain distribution from the portfolios.......          --         117,047         16,422            227,435
                                                          ------------  -------------  ----------------  ----------------
Net realized gain (loss) on investments.................      15,184         130,266         25,936            383,315
Net change in unrealized appreciation (depreciation)
   of investments.......................................     (86,331)       (121,534)       (25,688)          (486,714)
                                                          ------------  -------------  ----------------  ----------------
Net realized and unrealized gain (loss) on investments..     (71,147)          8,732            248           (103,399)
                                                          ------------  -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................   $ (67,946)    $     5,564      $  (1,033)       $    41,714
                                                          ============  =============  ================  ================

                                                           JANUS HENDERSON   JANUS HENDERSON
                                                             ENTERPRISE           FORTY
                                                              PORTFOLIO         PORTFOLIO
                                                              1/1/2018          1/1/2018
                                                                 TO                TO
                                                             12/31/2018        12/31/2018
                                                          ----------------  -----------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios......................    $     37,660      $          --

   EXPENSES:
     Asset-based charges................................          64,247             69,476
                                                          ----------------  -----------------
Net investment income (loss)............................         (26,587)           (69,476)
                                                          ----------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain (loss) on investments..................         606,505            181,527
   Realized gain distribution from the portfolios.......         732,441          2,146,891
                                                          ----------------  -----------------
Net realized gain (loss) on investments.................       1,338,946          2,328,418
Net change in unrealized appreciation (depreciation)
   of investments.......................................      (1,341,034)        (1,957,748)
                                                          ----------------  -----------------
Net realized and unrealized gain (loss) on investments..          (2,088)           370,670
                                                          ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................    $    (28,675)     $     301,194
                                                          ================  =================




 The accompanying notes are an integral part of these financial statements.


 FSA-23

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                           JANUS
                                                                         HENDERSON       JANUS
                                                                          GLOBAL       HENDERSON                      OPPENHEIMER
                                                                         RESEARCH      OVERSEAS    MFS(R) UTILITIES     GLOBAL
                                                                         PORTFOLIO     PORTFOLIO        SERIES          FUND/VA
                                                                         1/1/2018      1/1/2018        1/1/2018        1/1/2018
                                                                            TO            TO              TO              TO
                                                                        12/31/2018    12/31/2018      12/31/2018      12/31/2018
                                                                       -------------  -----------  ----------------  -------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................  $    113,410   $   54,974       $  16,402      $    22,004

   EXPENSES:
     Asset-based charges.............................................        44,991       11,598           5,183           10,251
                                                                       -------------  -----------  ----------------  -------------
Net investment income (loss).........................................        68,419       43,376          11,219           11,753
                                                                       -------------  -----------  ----------------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................       422,095      (64,159)         10,450           66,738
   Realized gain distribution from the portfolios....................            --           --           5,695          205,232
                                                                       -------------  -----------  ----------------  -------------
Net realized gain (loss) on investments..............................       422,095      (64,159)         16,145          271,970
Net change in unrealized appreciation (depreciation) of investments..    (1,160,111)    (489,158)        (17,039)        (672,081)
                                                                       -------------  -----------  ----------------  -------------
Net realized and unrealized gain (loss) on investments...............      (738,016)    (553,317)           (894)        (400,111)
                                                                       -------------  -----------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......  $   (669,597)  $ (509,941)      $  10,325      $  (388,358)
                                                                       =============  ===========  ================  =============

                                                                        PIMCO GLOBAL
                                                                            BOND
                                                                        OPPORTUNITIES
                                                                          PORTFOLIO
                                                                         (UNHEDGED)
                                                                          1/1/2018
                                                                             TO
                                                                         12/31/2018
                                                                       --------------

INCOME AND EXPENSES:
   INVESTMENT INCOME:
     Dividends from the portfolios...................................   $   166,430

   EXPENSES:
     Asset-based charges.............................................         8,891
                                                                       --------------
Net investment income (loss).........................................       157,539
                                                                       --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments...............................       (24,498)
   Realized gain distribution from the portfolios....................         7,118
                                                                       --------------
Net realized gain (loss) on investments..............................       (17,380)
Net change in unrealized appreciation (depreciation) of investments..      (256,901)
                                                                       --------------
Net realized and unrealized gain (loss) on investments...............      (274,281)
                                                                       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......   $  (116,742)
                                                                       ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-24

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                              1290 VT GAMCO
                                                            1290 VT EQUITY    SMALL COMPANY    1290 VT SOCIALLY      ALL ASSET
                                                                INCOME*          VALUE*          RESPONSIBLE*     GROWTH-ALT 20*
                                                               1/1/2018         1/1/2018           1/1/2018          1/1/2018
                                                                  TO               TO                 TO                TO
                                                              12/31/2018       12/31/2018         12/31/2018        12/31/2018
                                                            --------------  -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $     128,616    $      (14,076)     $      8,412     $     605,622
Net realized gain (loss) on investments...................      2,278,638         6,250,065            97,786         2,736,136
Net change in unrealized appreciation (depreciation)
   of investments.........................................     (3,393,178)      (17,455,705)         (170,454)       (7,749,019)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (985,924)      (11,219,716)          (64,256)       (4,407,261)
                                                            --------------  -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        480,802         2,884,591            78,449         4,938,425
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        278,144        (1,625,804)          (28,618)       (1,735,080)
Redemptions for contract benefits and terminations........       (477,183)       (5,300,501)         (130,842)       (3,054,849)
Contract maintenance charges..............................       (501,627)       (3,064,917)          (93,537)       (4,069,231)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (219,864)       (7,106,631)         (174,548)       (3,920,735)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                --                --
                                                            --------------  -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (1,205,788)      (18,326,347)         (238,804)       (8,327,996)

Net Assets - Beginning of Year............................      8,473,175        76,812,318         1,676,605        58,008,629
                                                            --------------  -----------------  -----------------  --------------
Net Assets - End of Year..................................  $   7,267,387    $   58,485,971      $  1,437,801     $  49,680,633
                                                            ==============  =================  =================  ==============


                                                             AXA AGGRESSIVE    AXA CONSERVATIVE
                                                               ALLOCATION*        ALLOCATION*
                                                                1/1/2018           1/1/2018
                                                                   TO                 TO
                                                               12/31/2018         12/31/2018
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     12,644        $    2,578
Net realized gain (loss) on investments...................          69,942             4,708
Net change in unrealized appreciation (depreciation)
   of investments.........................................        (176,437)          (12,965)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (93,851)           (5,679)
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          76,788            29,299
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          26,099           (13,446)
Redemptions for contract benefits and terminations........         (47,500)          (46,420)
Contract maintenance charges..............................         (60,174)          (35,266)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (4,787)          (65,833)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (98,638)          (71,512)

Net Assets - Beginning of Year............................       1,056,167           330,127
                                                            ----------------  ------------------
Net Assets - End of Year..................................    $    957,529        $  258,615
                                                            ================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-25

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                        AXA LARGE CAP
                                                             AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                             PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                                 1/1/2018             1/1/2018            1/1/2018
                                                                    TO                   TO                  TO
                                                                12/31/2018           12/31/2018          12/31/2018
                                                            ------------------  --------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $    5,107          $     6,082        $       3,148
Net realized gain (loss) on investments...................          21,656              112,678            1,230,652
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (46,823)            (230,454)          (1,462,757)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (20,060)            (111,694)            (228,957)
                                                            ------------------  --------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          38,495               70,513              474,661
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................            (668)             (36,669)            (218,448)
Redemptions for contract benefits and terminations........         (23,939)             (78,193)            (657,094)
Contract maintenance charges..............................         (47,505)             (44,014)            (525,740)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (33,617)             (88,363)            (926,621)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                   --
                                                            ------------------  --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (53,677)            (200,057)          (1,155,578)

Net Assets - Beginning of Year............................         529,076              974,766            9,034,180
                                                            ------------------  --------------------  ----------------
Net Assets - End of Year..................................      $  475,399          $   774,709        $   7,878,602
                                                            ==================  ====================  ================

                                                             AXA LARGE CAP     AXA MID CAP
                                                             VALUE MANAGED    VALUE MANAGED    AXA MODERATE
                                                              VOLATILITY*      VOLATILITY*      ALLOCATION*
                                                               1/1/2018         1/1/2018         1/1/2018
                                                                  TO               TO               TO
                                                              12/31/2018       12/31/2018       12/31/2018
                                                            ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     23,134    $      91,586     $     31,287
Net realized gain (loss) on investments...................        106,337        1,390,393          124,826
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (238,690)      (2,924,308)        (309,051)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (109,219)      (1,442,329)        (152,938)
                                                            ---------------  ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         79,672          645,291          252,350
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (40,878)        (374,722)          46,774
Redemptions for contract benefits and terminations........        (71,869)        (738,208)        (320,018)
Contract maintenance charges..............................        (58,367)        (615,014)        (174,547)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (91,442)      (1,082,653)        (195,441)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --               --               --
                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (200,661)      (2,524,982)        (348,379)

Net Assets - Beginning of Year............................      1,160,077       11,613,201        3,033,450
                                                            ---------------  ---------------  --------------
Net Assets - End of Year..................................   $    959,416    $   9,088,219     $  2,685,071
                                                            ===============  ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-26

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                   AXA/AB
                                                             AXA MODERATE-PLUS    SMALL CAP     AXA/JANUS     AXA/LOOMIS
                                                                ALLOCATION*        GROWTH*     ENTREPRISE*  SAYLES GROWTH*
                                                                 1/1/2018         1/1/2018      1/1/2018       1/1/2018
                                                                    TO               TO            TO             TO
                                                                12/31/2018       12/31/2018    12/31/2018     12/31/2018
                                                            -------------------  -----------  ------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     31,818      $   (1,903)  $   (26,271)  $    (176,049)
Net realized gain (loss) on investments...................          153,504         140,137       505,827       7,688,369
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (376,548)       (193,192)     (589,747)     (9,135,420)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (191,226)        (54,958)     (110,191)     (1,623,100)
                                                            -------------------  -----------  ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          189,990          49,964       456,286       3,097,130
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (15,597)        (37,324)     (195,458)       (895,041)
Redemptions for contract benefits and terminations........          (43,099)        (39,409)     (341,134)     (3,292,964)
Contract maintenance charges..............................         (256,904)        (38,811)     (425,764)     (3,581,477)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (125,610)        (65,580)     (506,070)     (4,672,352)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --              --            --              --
                                                            -------------------  -----------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (316,836)       (120,538)     (616,261)     (6,295,452)

Net Assets - Beginning of Year............................        2,791,113         791,357     7,239,722      61,200,012
                                                            -------------------  -----------  ------------  --------------
Net Assets - End of Year..................................     $  2,474,277      $  670,819   $ 6,623,461   $  54,904,560
                                                            ===================  ===========  ============  ==============

                                                                                  CHARTER(SM)
                                                            CHARTER(SM) MULTI-     SMALL CAP
                                                               SECTOR BOND*         GROWTH*
                                                                 1/1/2018          1/1/2018
                                                                    TO                TO
                                                                12/31/2018        12/31/2018
                                                            ------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $   17,383      $     364,105
Net realized gain (loss) on investments...................          (4,413)         1,386,881
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (21,438)        (2,208,120)
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (8,468)          (457,134)
                                                            ------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          96,608            702,316
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (4,163)          (179,078)
Redemptions for contract benefits and terminations........         (64,471)          (693,091)
Contract maintenance charges..............................         (66,814)          (720,257)
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (38,840)          (890,110)
                                                            ------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                 --
                                                            ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         (47,308)        (1,347,244)

Net Assets - Beginning of Year............................         963,961         11,089,039
                                                            ------------------  --------------
Net Assets - End of Year..................................      $  916,653      $   9,741,795
                                                            ==================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-27

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                               EQ/BLACKROCK
                                                              DREYFUS STOCK     BASIC VALUE        EQ/CAPITAL       EQ/CORE BOND
                                                            INDEX FUND, INC.      EQUITY*      GUARDIAN RESEARCH*      INDEX*
                                                                1/1/2018         1/1/2018           1/1/2018          1/1/2018
                                                                   TO               TO                 TO                TO
                                                               12/31/2018       12/31/2018         12/31/2018        12/31/2018
                                                            ----------------  --------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     226,878     $     13,328      $       4,597     $     156,611
Net realized gain (loss) on investments...................       1,055,794          120,959            802,644           (27,197)
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (2,124,699)        (219,763)        (1,019,497)         (160,238)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (842,027)         (85,476)          (212,256)          (30,824)
                                                            ----------------  --------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       1,088,261           65,651            233,589         1,047,726
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (229,128)         (15,212)          (159,958)         (162,277)
Redemptions for contract benefits and terminations........        (930,165)         (55,956)          (258,587)         (727,731)
Contract maintenance charges..............................        (980,796)         (52,217)          (241,226)         (878,123)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,051,828)         (57,734)          (426,182)         (720,405)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                 --                --
                                                            ----------------  --------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (1,893,855)        (143,210)          (638,438)         (751,229)

Net Assets - Beginning of Year............................      18,485,016        1,083,233          4,798,411        11,490,725
                                                            ----------------  --------------  -------------------  --------------
Net Assets - End of Year..................................   $  16,591,161     $    940,023      $   4,159,973     $  10,739,496
                                                            ================  ==============  ===================  ==============

                                                             EQ/INTERMEDIATE
                                                               GOVERNMENT      EQ/LARGE CAP
                                                                  BOND*        VALUE INDEX*
                                                                1/1/2018         1/1/2018
                                                                   TO               TO
                                                               12/31/2018       12/31/2018
                                                            ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     28,882     $    126,259
Net realized gain (loss) on investments...................          (5,637)         549,579
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (14,388)      (1,357,633)
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................           8,857         (681,795)
                                                            ----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         390,989          488,545
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (169,601)        (132,221)
Redemptions for contract benefits and terminations........        (225,618)        (329,981)
Contract maintenance charges..............................        (374,129)        (418,684)
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (378,359)        (392,341)
                                                            ----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --
                                                            ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (369,502)      (1,074,136)

Net Assets - Beginning of Year............................       3,905,997        7,803,244
                                                            ----------------  --------------
Net Assets - End of Year..................................    $  3,536,495     $  6,729,108
                                                            ================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-28

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                EQ/MFS
                                                             INTERNATIONAL  EQ/MID CAP      EQ/MONEY         EQ/PIMCO
                                                                GROWTH*       INDEX*         MARKET*     ULTRA SHORT BOND*
                                                               1/1/2018      1/1/2018       1/1/2018         1/1/2018
                                                                  TO            TO             TO               TO
                                                              12/31/2018    12/31/2018     12/31/2018       12/31/2018
                                                            --------------  ------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      30,311   $    28,150   $     61,738     $     28,160
Net realized gain (loss) on investments...................      1,407,590       412,648             70            1,272
Net change in unrealized appreciation (depreciation)
   of investments.........................................     (2,593,135)     (902,595)           280          (18,418)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................     (1,155,234)     (461,797)        62,088           11,014
                                                            --------------  ------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        707,371       185,226        934,849          172,452
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (157,705)      (61,899)     2,635,226          (55,256)
Redemptions for contract benefits and terminations........       (848,360)     (119,093)    (3,885,092)         (55,193)
Contract maintenance charges..............................       (646,217)     (188,286)      (841,374)        (137,374)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (944,911)     (184,052)    (1,156,391)         (75,371)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --             --               --
                                                            --------------  ------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (2,100,145)     (645,849)    (1,094,303)         (64,357)

Net Assets - Beginning of Year............................     12,503,337     4,072,544      8,222,319        1,820,835
                                                            --------------  ------------  -------------  -----------------
Net Assets - End of Year..................................  $  10,403,192   $ 3,426,695   $  7,128,016     $  1,756,478
                                                            ==============  ============  =============  =================


                                                            EQ/QUALITY        EQ/SMALL
                                                            BOND PLUS*     COMPANY INDEX*
                                                             1/1/2018         1/1/2018
                                                                TO               TO
                                                            12/31/2018       12/31/2018
                                                            ------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    46,679     $      7,481
Net realized gain (loss) on investments...................      (26,103)         129,549
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (44,301)        (270,425)
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (23,725)        (133,395)
                                                            ------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      415,704           60,126
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................     (183,867)         (47,755)
Redemptions for contract benefits and terminations........     (208,406)         (58,095)
Contract maintenance charges..............................     (358,446)         (65,576)
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (335,015)        (111,300)
                                                            ------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --               --
                                                            ------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (358,740)        (244,695)

Net Assets - Beginning of Year............................    4,429,864        1,306,306
                                                            ------------  ----------------
Net Assets - End of Year..................................  $ 4,071,124     $  1,061,611
                                                            ============  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-29

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                   FIDELITY(R) VIP
                                                             EQ/T.ROWE PRICE     EQ/UBS GROWTH &    CONTRAFUND(R)    FRANKLIN INCOME
                                                              GROWTH STOCK*          INCOME*          PORTFOLIO         VIP FUND
                                                                1/1/2018            1/1/2018          1/1/2018          1/1/2018
                                                                   TO                  TO                TO                TO
                                                               12/31/2018          12/31/2018        12/31/2018        12/31/2018
                                                            -----------------  ------------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (312,651)     $      (10,617)   $      29,648      $    275,966
Net realized gain (loss) on investments...................        6,604,332           2,463,340        2,545,499            49,590
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (6,956,269)         (4,642,889)      (3,947,118)         (600,320)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (664,588)         (2,190,166)      (1,371,971)         (274,764)
                                                            -----------------  ------------------  ---------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        2,482,519           1,116,856        1,166,826           508,798
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,154,631)           (270,323)        (498,938)         (105,708)
Redemptions for contract benefits and terminations........       (3,583,932)         (1,100,529)      (1,182,855)         (374,821)
Contract maintenance charges..............................       (2,314,950)         (1,162,380)      (1,261,706)         (376,262)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (4,570,994)         (1,416,376)      (1,776,673)         (347,993)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --               --                --
                                                            -----------------  ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (5,235,582)         (3,606,542)      (3,148,644)         (622,757)

Net Assets - Beginning of Year............................       48,722,293          17,614,779       22,359,356         6,274,365
                                                            -----------------  ------------------  ---------------  ----------------
Net Assets - End of Year..................................    $  43,486,711      $   14,008,237    $  19,210,712      $  5,651,608
                                                            =================  ==================  ===============  ================

                                                            FRANKLIN RISING   INVESCO V.I.
                                                               DIVIDENDS       DIVERSIFIED
                                                               VIP FUND       DIVIDEND FUND
                                                               1/1/2018         1/1/2018
                                                                  TO               TO
                                                              12/31/2018       12/31/2018
                                                            ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     12,783      $    7,202
Net realized gain (loss) on investments...................        116,252          19,495
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (196,972)        (54,821)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        (67,937)        (28,124)
                                                            ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         53,176          21,161
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (79,964)         (5,249)
Redemptions for contract benefits and terminations........        (30,278)         (8,792)
Contract maintenance charges..............................        (57,855)        (15,163)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (114,921)         (8,043)
                                                            ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --              --
                                                            ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (182,858)        (36,167)

Net Assets - Beginning of Year............................      1,415,029         364,860
                                                            ---------------  --------------
Net Assets - End of Year..................................   $  1,232,171      $  328,693
                                                            ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-30

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2018




                                                            INVESCO V.I.  INVESCO V.I.                        JANUS HENDERSON
                                                             GLOBAL CORE     HEALTH         INVESCO V.I.         BALANCED
                                                             EQUITY FUND    CARE FUND      TECHNOLOGY FUND       PORTFOLIO
                                                              1/1/2018      1/1/2018          1/1/2018           1/1/2018
                                                                 TO            TO                TO                 TO
                                                             12/31/2018    12/31/2018        12/31/2018         12/31/2018
                                                            ------------  -------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    3,201    $    (3,168)     $    (1,281)       $    145,113
Net realized gain (loss) on investments...................       15,184        130,266           25,936             383,315
Net change in unrealized appreciation (depreciation)
   of investments.........................................      (86,331)      (121,534)         (25,688)           (486,714)
                                                            ------------  -------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................      (67,946)         5,564           (1,033)             41,714
                                                            ------------  -------------  -----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       32,329         36,234           17,419             454,558
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        7,643         (2,478)           1,578             (26,357)
Redemptions for contract benefits and terminations........      (33,073)       (45,995)         (20,746)           (429,228)
Contract maintenance charges..............................      (26,195)       (48,791)         (16,104)           (534,867)
                                                            ------------  -------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (19,296)       (61,030)         (17,853)           (535,894)
                                                            ------------  -------------  -----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --             --               --                  --
                                                            ------------  -------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      (87,242)       (55,466)         (18,886)           (494,180)

Net Assets - Beginning of Year............................      459,284        903,490          342,923           8,290,848
                                                            ------------  -------------  -----------------  ------------------
Net Assets - End of Year..................................   $  372,042    $   848,024      $   324,037        $  7,796,668
                                                            ============  =============  =================  ==================

                                                                                    JANUS
                                                             JANUS HENDERSON      HENDERSON
                                                               ENTERPRISE           FORTY
                                                                PORTFOLIO         PORTFOLIO
                                                                1/1/2018          1/1/2018
                                                                   TO                TO
                                                               12/31/2018        12/31/2018
                                                            -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      (26,587)   $     (69,476)
Net realized gain (loss) on investments...................        1,338,946        2,328,418
Net change in unrealized appreciation (depreciation)
   of investments.........................................       (1,341,034)      (1,957,748)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (28,675)         301,194
                                                            -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          663,438          676,291
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (247,901)        (294,995)
Redemptions for contract benefits and terminations........         (775,853)        (597,759)
Contract maintenance charges..............................         (766,905)        (754,690)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,127,221)        (971,153)
                                                            -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       (1,155,896)        (669,959)

Net Assets - Beginning of Year............................       15,319,429       14,675,354
                                                            -----------------  --------------
Net Assets - End of Year..................................   $   14,163,533    $  14,005,395
                                                            =================  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-31

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2018




                                                                                           JANUS            JANUS
                                                                                         HENDERSON        HENDERSON
                                                                                          GLOBAL          OVERSEAS
                                                                                    RESEARCH PORTFOLIO    PORTFOLIO
                                                                                         1/1/2018         1/1/2018
                                                                                            TO               TO
                                                                                        12/31/2018       12/31/2018
                                                                                    ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $       68,419    $     43,376
Net realized gain (loss) on investments...........................................           422,095         (64,159)
Net change in unrealized appreciation (depreciation) of investments...............        (1,160,111)       (489,158)
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from operations...................          (669,597)       (509,941)
                                                                                    ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           657,095         261,050
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................          (198,541)        (31,230)
Redemptions for contract benefits and terminations................................          (568,884)       (210,146)
Contract maintenance charges......................................................          (588,086)       (170,676)
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (698,416)       (151,002)
                                                                                    ------------------  -------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --              --
                                                                                    ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................        (1,368,013)       (660,943)

Net Assets - Beginning of Year....................................................        10,207,664       3,447,422
                                                                                    ------------------  -------------
Net Assets - End of Year..........................................................    $    8,839,651    $  2,786,479
                                                                                    ==================  =============

                                                                                                                       PIMCO GLOBAL
                                                                                                                           BOND
                                                                                                                       OPPORTUNITIES
                                                                                    MFS(R) UTILITIES    OPPENHEIMER      PORTFOLIO
                                                                                         SERIES       GLOBAL FUND/VA    (UNHEDGED)
                                                                                        1/1/2018         1/1/2018        1/1/2018
                                                                                           TO               TO              TO
                                                                                       12/31/2018       12/31/2018      12/31/2018
                                                                                    ----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $     11,219     $     11,753    $    157,539
Net realized gain (loss) on investments...........................................          16,145          271,970         (17,380)
Net change in unrealized appreciation (depreciation) of investments...............         (17,039)        (672,081)       (256,901)
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations...................          10,325         (388,358)       (116,742)
                                                                                    ----------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................          92,628          152,946         223,715
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................         (14,175)         (41,397)         12,043
Redemptions for contract benefits and terminations................................         (79,063)        (134,815)        (92,199)
Contract maintenance charges......................................................         (65,361)        (134,256)       (152,508)
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in net assets resulting from contractowners transactions..         (65,971)        (157,522)         (8,949)
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................              --               --              --
                                                                                    ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         (55,646)        (545,880)       (125,691)

Net Assets - Beginning of Year....................................................       1,486,489        2,986,998       2,577,712
                                                                                    ----------------  --------------  --------------
Net Assets - End of Year..........................................................    $  1,430,843     $  2,441,118    $  2,452,021
                                                                                    ================  ==============  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-32

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                              1290 VT GAMCO
                                                            1290 VT EQUITY    SMALL COMPANY    1290 VT SOCIALLY      ALL ASSET
                                                                INCOME*          VALUE*          RESPONSIBLE*     GROWTH-ALT 20*
                                                               1/1/2017         1/1/2017           1/1/2017          1/1/2017
                                                                  TO               TO                 TO                TO
                                                              12/31/2017       12/31/2017         12/31/2017        12/31/2017
                                                            --------------  -----------------  -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      96,217     $      33,679      $      9,958     $     455,435
Net realized gain (loss) on investments...................        650,275         8,411,978           269,370         1,881,488
Net change in unrealized appreciation (depreciation)
   of investments.........................................        433,385         2,205,093             7,494         5,607,828
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................      1,179,877        10,650,750           286,822         7,944,751
                                                            --------------  -----------------  -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        477,748         3,105,758            87,011         4,777,011
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (724,685)       (2,341,940)          (15,757)       (1,488,598)
Redemptions for contract benefits and terminations........       (452,321)       (4,237,105)          (76,508)       (3,382,741)
Contract maintenance charges..............................       (511,188)       (3,224,618)          (90,981)       (4,224,747)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,210,446)       (6,697,905)          (96,235)       (4,319,075)
                                                            --------------  -----------------  -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --                --                --                --
                                                            --------------  -----------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (30,569)        3,952,845           190,587         3,625,676

Net Assets - Beginning of Year............................      8,503,744        72,859,473         1,486,018        54,382,953
                                                            --------------  -----------------  -----------------  --------------
Net Assets - End of Year..................................  $   8,473,175     $  76,812,318      $  1,676,605     $  58,008,629
                                                            ==============  =================  =================  ==============


                                                             AXA AGGRESSIVE    AXA CONSERVATIVE
                                                               ALLOCATION*        ALLOCATION*
                                                                1/1/2017           1/1/2017
                                                                   TO                 TO
                                                               12/31/2017         12/31/2017
                                                            ----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     11,106        $    1,877
Net realized gain (loss) on investments...................          38,468             6,871
Net change in unrealized appreciation (depreciation)
   of investments.........................................         111,520             6,546
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................         161,094            15,294
                                                            ----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          81,124            28,864
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          25,743            (5,129)
Redemptions for contract benefits and terminations........         (13,265)          (40,245)
Contract maintenance charges..............................         (57,740)          (36,497)
                                                            ----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          35,862           (53,007)
                                                            ----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                --
                                                            ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         196,956           (37,713)

Net Assets - Beginning of Year............................         859,211           367,840
                                                            ----------------  ------------------
Net Assets - End of Year..................................    $  1,056,167        $  330,127
                                                            ================  ==================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-33

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                        AXA LARGE CAP
                                                             AXA CONSERVATIVE-    AXA GLOBAL EQUITY    GROWTH MANAGED
                                                             PLUS ALLOCATION*    MANAGED VOLATILITY*     VOLATILITY*
                                                                 1/1/2017             1/1/2017            1/1/2017
                                                                    TO                   TO                  TO
                                                                12/31/2017           12/31/2017          12/31/2017
                                                            ------------------  --------------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................      $    3,775          $     6,807         $      3,825
Net realized gain (loss) on investments...................          17,410               49,110            1,037,585
Net change in unrealized appreciation (depreciation)
   of investments.........................................          19,930              159,614            1,057,921
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................          41,115              215,531            2,099,331
                                                            ------------------  --------------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          44,905               47,811              558,448
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (12,567)             (37,461)            (191,883)
Redemptions for contract benefits and terminations........          (4,974)             (96,669)            (459,635)
Contract maintenance charges..............................         (43,396)             (48,679)            (530,911)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................         (16,032)            (134,998)            (623,981)
                                                            ------------------  --------------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --                   --                   --
                                                            ------------------  --------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          25,083               80,533            1,475,350

Net Assets - Beginning of Year............................         503,993              894,233            7,558,830
                                                            ------------------  --------------------  ----------------
Net Assets - End of Year..................................      $  529,076          $   974,766         $  9,034,180
                                                            ==================  ====================  ================

                                                             AXA LARGE CAP     AXA MID CAP
                                                             VALUE MANAGED    VALUE MANAGED    AXA MODERATE
                                                              VOLATILITY*      VOLATILITY*      ALLOCATION*
                                                               1/1/2017         1/1/2017         1/1/2017
                                                                  TO               TO               TO
                                                              12/31/2017       12/31/2017       12/31/2017
                                                            ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     12,872    $      78,172     $     23,289
Net realized gain (loss) on investments...................         58,480        1,269,938          111,930
Net change in unrealized appreciation (depreciation)
   of investments.........................................         72,512          (65,153)         162,287
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        143,864        1,282,957          297,506
                                                            ---------------  ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         70,545          715,566          219,879
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (83,801)        (421,433)          (4,380)
Redemptions for contract benefits and terminations........        (42,258)        (577,768)        (157,761)
Contract maintenance charges..............................        (55,118)        (636,115)        (190,950)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (110,632)        (919,750)        (133,212)
                                                            ---------------  ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --               --               --
                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................         33,232          363,207          164,294

Net Assets - Beginning of Year............................      1,126,845       11,249,994        2,869,156
                                                            ---------------  ---------------  --------------
Net Assets - End of Year..................................   $  1,160,077    $  11,613,201     $  3,033,450
                                                            ===============  ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-34

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                   AXA/AB
                                                             AXA MODERATE-PLUS    SMALL CAP     AXA/JANUS     AXA/LOOMIS
                                                                ALLOCATION*        GROWTH*     ENTREPRISE*  SAYLES GROWTH*
                                                                 1/1/2017         1/1/2017      1/1/2017       1/1/2017
                                                                    TO               TO            TO             TO
                                                                12/31/2017       12/31/2017    12/31/2017     12/31/2017
                                                            -------------------  -----------  ------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     26,029      $     (709)  $   (23,475)  $    (115,256)
Net realized gain (loss) on investments...................          133,061          89,430       778,751       2,740,088
Net change in unrealized appreciation (depreciation)
   of investments.........................................          199,631          67,614       861,702      13,712,639
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          358,721         156,335     1,616,978      16,337,471
                                                            -------------------  -----------  ------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          361,006          38,015       490,198       3,275,659
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (12,261)        (32,227)     (168,067)     (1,452,788)
Redemptions for contract benefits and terminations........         (139,783)        (84,871)     (335,122)     (3,022,643)
Contract maintenance charges..............................         (243,407)        (39,554)     (391,326)     (3,493,291)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (34,445)       (118,637)     (404,317)     (4,693,063)
                                                            -------------------  -----------  ------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --              --            --              --
                                                            -------------------  -----------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          324,276          37,698     1,212,661      11,644,408

Net Assets - Beginning of Year............................        2,466,837         753,659     6,027,061      49,555,604
                                                            -------------------  -----------  ------------  --------------
Net Assets - End of Year..................................     $  2,791,113      $  791,357   $ 7,239,722   $  61,200,012
                                                            ===================  ===========  ============  ==============

                                                                                  CHARTER(SM)
                                                            CHARTER(SM) MULTI-     SMALL CAP
                                                               SECTOR BOND*         GROWTH*
                                                                 1/1/2017          1/1/2017
                                                                    TO                TO
                                                                12/31/2017        12/31/2017
                                                            ------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................     $     12,205     $     229,329
Net realized gain (loss) on investments...................           (3,493)          710,845
Net change in unrealized appreciation (depreciation)
   of investments.........................................            9,754         1,287,849
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................           18,466         2,228,023
                                                            ------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................           94,256           765,453
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................          (21,968)         (358,991)
Redemptions for contract benefits and terminations........          (60,792)         (609,688)
Contract maintenance charges..............................          (67,217)         (681,174)
                                                            ------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................          (55,721)         (884,400)
                                                            ------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                --
                                                            ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................          (37,255)        1,343,623

Net Assets - Beginning of Year............................        1,001,216         9,745,416
                                                            ------------------  --------------
Net Assets - End of Year..................................     $    963,961     $  11,089,039
                                                            ==================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-35

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                               EQ/BLACKROCK
                                                              DREYFUS STOCK     BASIC VALUE        EQ/CAPITAL       EQ/CORE BOND
                                                            INDEX FUND, INC.      EQUITY*      GUARDIAN RESEARCH*      INDEX*
                                                                1/1/2017         1/1/2017           1/1/2017          1/1/2017
                                                                   TO               TO                 TO                TO
                                                               12/31/2017       12/31/2017         12/31/2017        12/31/2017
                                                            ----------------  --------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     222,859     $     11,088       $     13,631     $     131,384
Net realized gain (loss) on investments...................       1,005,127           25,630            643,782             8,861
Net change in unrealized appreciation (depreciation)
   of investments.........................................       2,094,746           41,002            387,008           (12,713)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................       3,322,732           77,720          1,044,421           127,532
                                                            ----------------  --------------  -------------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         891,558           69,181            257,901         1,091,449
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (80,553)         (19,591)          (324,791)         (283,402)
Redemptions for contract benefits and terminations........      (1,067,134)         (30,817)          (300,395)         (917,840)
Contract maintenance charges..............................        (970,460)         (50,201)          (258,846)         (938,413)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (1,226,589)         (31,428)          (626,131)       (1,048,206)
                                                            ----------------  --------------  -------------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --                 --                --
                                                            ----------------  --------------  -------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       2,096,143           46,292            418,290          (920,674)

Net Assets - Beginning of Year............................      16,388,873        1,036,941          4,380,121        12,411,399
                                                            ----------------  --------------  -------------------  --------------
Net Assets - End of Year..................................   $  18,485,016     $  1,083,233       $  4,798,411     $  11,490,725
                                                            ================  ==============  ===================  ==============

                                                             EQ/INTERMEDIATE
                                                               GOVERNMENT      EQ/LARGE CAP
                                                                  BOND*        VALUE INDEX*
                                                                1/1/2017         1/1/2017
                                                                   TO               TO
                                                               12/31/2017       12/31/2017
                                                            ----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $     15,526     $    112,582
Net realized gain (loss) on investments...................           9,186          550,514
Net change in unrealized appreciation (depreciation)
   of investments.........................................         (27,382)         230,016
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................          (2,670)         893,112
                                                            ----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         421,309          439,891
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (144,569)          89,075
Redemptions for contract benefits and terminations........        (204,509)        (536,981)
Contract maintenance charges..............................        (376,028)        (420,161)
                                                            ----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (303,797)        (428,176)
                                                            ----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................              --               --
                                                            ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        (306,467)         464,936

Net Assets - Beginning of Year............................       4,212,464        7,338,308
                                                            ----------------  --------------
Net Assets - End of Year..................................    $  3,905,997     $  7,803,244
                                                            ================  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-36

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                EQ/MFS
                                                             INTERNATIONAL  EQ/MID CAP      EQ/MONEY         EQ/PIMCO
                                                                GROWTH*       INDEX*         MARKET*     ULTRA SHORT BOND*
                                                               1/1/2017      1/1/2017       1/1/2017         1/1/2017
                                                                  TO            TO             TO               TO
                                                              12/31/2017    12/31/2017     12/31/2017       12/31/2017
                                                            --------------  ------------  -------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $      22,967   $    21,406   $     (1,323)    $     16,528
Net realized gain (loss) on investments...................        785,976       563,565            177              621
Net change in unrealized appreciation (depreciation)
   of investments.........................................      2,346,421       (20,640)            92           11,094
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   operations.............................................      3,155,364       564,331         (1,054)          28,243
                                                            --------------  ------------  -------------  -----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        756,561       193,339        996,278          181,968
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (446,811)     (114,032)     2,438,784          (58,218)
Redemptions for contract benefits and terminations........       (814,288)     (293,670)    (2,960,343)         (61,038)
Contract maintenance charges..............................       (676,069)     (185,289)      (817,980)        (138,037)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (1,180,607)     (399,652)      (343,261)         (75,325)
                                                            --------------  ------------  -------------  -----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --            --             --               --
                                                            --------------  ------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................      1,974,757       164,679       (344,315)         (47,082)

Net Assets - Beginning of Year............................     10,528,580     3,907,865      8,566,634        1,867,917
                                                            --------------  ------------  -------------  -----------------
Net Assets - End of Year..................................  $  12,503,337   $ 4,072,544   $  8,222,319     $  1,820,835
                                                            ==============  ============  =============  =================


                                                            EQ/QUALITY        EQ/SMALL
                                                            BOND PLUS*     COMPANY INDEX*
                                                             1/1/2017         1/1/2017
                                                                TO               TO
                                                            12/31/2017       12/31/2017
                                                            ------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................  $    28,309     $      8,741
Net realized gain (loss) on investments...................      (15,151)         105,886
Net change in unrealized appreciation (depreciation)
   of investments.........................................       28,495           43,304
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       41,653          157,931
                                                            ------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................      426,823           65,004
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................     (181,836)          (5,838)
Redemptions for contract benefits and terminations........     (337,495)         (40,426)
Contract maintenance charges..............................     (379,311)         (63,335)
                                                            ------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................     (471,819)         (44,595)
                                                            ------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --               --
                                                            ------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................     (430,166)         113,336

Net Assets - Beginning of Year............................    4,860,030        1,192,970
                                                            ------------  ----------------
Net Assets - End of Year..................................  $ 4,429,864     $  1,306,306
                                                            ============  ================

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-37

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                   FIDELITY(R) VIP
                                                             EQ/T.ROWE PRICE     EQ/UBS GROWTH &    CONTRAFUND(R)    FRANKLIN INCOME
                                                              GROWTH STOCK*          INCOME*          PORTFOLIO         VIP FUND
                                                                1/1/2017            1/1/2017          1/1/2017          1/1/2017
                                                                   TO                  TO                TO                TO
                                                               12/31/2017          12/31/2017        12/31/2017        12/31/2017
                                                            -----------------  ------------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................    $    (281,472)     $      (21,670)   $      93,077      $    239,693
Net realized gain (loss) on investments...................        6,214,187           1,814,743        1,870,460            57,814
Net change in unrealized appreciation (depreciation)
   of investments.........................................        6,523,744           1,435,072        2,163,507           258,372
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       12,456,459           3,228,145        4,127,044           555,879
                                                            -----------------  ------------------  ---------------  ----------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................        2,592,834           1,107,301        1,282,609           539,003
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................       (1,113,156)           (424,006)        (467,550)         (177,785)
Redemptions for contract benefits and terminations........       (2,377,143)         (1,218,903)      (1,582,358)         (410,059)
Contract maintenance charges..............................       (2,329,380)         (1,223,083)      (1,287,176)         (368,466)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (3,226,845)         (1,758,691)      (2,054,475)         (417,307)
                                                            -----------------  ------------------  ---------------  ----------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --                  --               --                --
                                                            -----------------  ------------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        9,229,614           1,469,454        2,072,569           138,572

Net Assets - Beginning of Year............................       39,492,679          16,145,325       20,286,787         6,135,793
                                                            -----------------  ------------------  ---------------  ----------------
Net Assets - End of Year..................................    $  48,722,293      $   17,614,779    $  22,359,356      $  6,274,365
                                                            =================  ==================  ===============  ================

                                                            FRANKLIN RISING   INVESCO V.I.
                                                               DIVIDENDS       DIVERSIFIED
                                                               VIP FUND       DIVIDEND FUND
                                                               1/1/2017         1/1/2017
                                                                  TO               TO
                                                              12/31/2017       12/31/2017
                                                            ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $     15,713      $    4,837
Net realized gain (loss) on investments...................         72,562          37,143
Net change in unrealized appreciation (depreciation)
   of investments.........................................        157,996         (11,798)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        246,271          30,182
                                                            ---------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................         57,491          23,393
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................        (12,325)         (2,017)
Redemptions for contract benefits and terminations........        (63,869)        (58,043)
Contract maintenance charges..............................        (57,651)        (18,295)
                                                            ---------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................        (76,354)        (54,962)
                                                            ---------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................             --              --
                                                            ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        169,917         (24,780)

Net Assets - Beginning of Year............................      1,245,112         389,640
                                                            ---------------  --------------
Net Assets - End of Year..................................   $  1,415,029      $  364,860
                                                            ===============  ==============

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.




 The accompanying notes are an integral part of these financial statements.


 FSA-38

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                            INVESCO V.I.  INVESCO V.I.                       JANUS HENDERSON
                                                             GLOBAL CORE     HEALTH        INVESCO V.I.         BALANCED
                                                             EQUITY FUND    CARE FUND     TECHNOLOGY FUND       PORTFOLIO
                                                              1/1/2017      1/1/2017         1/1/2017           1/1/2017
                                                                 TO            TO               TO                 TO
                                                             12/31/2017    12/31/2017       12/31/2017         12/31/2017
                                                            ------------  ------------  -----------------  ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $    3,543    $      220      $    (1,122)       $     96,362
Net realized gain (loss) on investments...................       14,746        58,382           23,299             194,719
Net change in unrealized appreciation (depreciation)
   of investments.........................................       71,383        64,855           69,201           1,045,395
                                                            ------------  ------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   operations.............................................       89,672       123,457           91,378           1,336,476
                                                            ------------  ------------  -----------------  ------------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................       32,495        37,923           17,784             496,577
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................      (28,051)       22,593              668            (357,147)
Redemptions for contract benefits and terminations........      (27,638)      (35,022)         (14,954)           (454,614)
Contract maintenance charges..............................      (29,425)      (45,916)         (15,878)           (536,418)
                                                            ------------  ------------  -----------------  ------------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................      (52,619)      (20,422)         (12,380)           (851,602)
                                                            ------------  ------------  -----------------  ------------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................           --            --               --                  --
                                                            ------------  ------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS.....................       37,053       103,035           78,998             484,874

Net Assets - Beginning of Year............................      422,231       800,455          263,925           7,805,974
                                                            ------------  ------------  -----------------  ------------------
Net Assets - End of Year..................................   $  459,284    $  903,490      $   342,923        $  8,290,848
                                                            ============  ============  =================  ==================

                                                                                    JANUS
                                                             JANUS HENDERSON      HENDERSON
                                                               ENTERPRISE           FORTY
                                                                PORTFOLIO         PORTFOLIO
                                                                1/1/2017          1/1/2017
                                                                   TO                TO
                                                               12/31/2017        12/31/2017
                                                            -----------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)..............................   $      (21,206)   $     (61,406)
Net realized gain (loss) on investments...................        1,396,925          818,206
Net change in unrealized appreciation (depreciation)
   of investments.........................................        1,995,423        2,772,442
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   operations.............................................        3,371,142        3,529,242
                                                            -----------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.....................          603,239          688,029
Transfers between Variable Investment Options including
   guaranteed investment account, net.....................         (265,522)        (399,719)
Redemptions for contract benefits and terminations........         (676,565)        (649,885)
Contract maintenance charges..............................         (749,649)        (736,945)
                                                            -----------------  --------------
Net increase (decrease) in net assets resulting from
   contractowners transactions............................       (1,088,497)      (1,098,520)
                                                            -----------------  --------------
Net increase (decrease) in amount retained by MONY America
   in Variable Account A..................................               --               --
                                                            -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.....................        2,282,645        2,430,722

Net Assets - Beginning of Year............................       13,036,784       12,244,632
                                                            -----------------  --------------
Net Assets - End of Year..................................   $   15,319,429    $  14,675,354
                                                            =================  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-39

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2017




                                                                                           JANUS            JANUS
                                                                                         HENDERSON        HENDERSON
                                                                                          GLOBAL          OVERSEAS
                                                                                    RESEARCH PORTFOLIO    PORTFOLIO
                                                                                         1/1/2017         1/1/2017
                                                                                            TO               TO
                                                                                        12/31/2017       12/31/2017
                                                                                    ------------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $       35,749    $     40,418
Net realized gain (loss) on investments...........................................           476,481        (139,344)
Net change in unrealized appreciation (depreciation) of investments...............         1,713,460         946,000
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from operations...................         2,225,690         847,074
                                                                                    ------------------  -------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................           803,821         289,145
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................          (304,021)       (136,008)
Redemptions for contract benefits and terminations................................          (733,750)       (281,061)
Contract maintenance charges......................................................          (585,139)       (167,533)
                                                                                    ------------------  -------------
Net increase (decrease) in net assets resulting from contractowners transactions..          (819,089)       (295,457)
                                                                                    ------------------  -------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................                --              --
                                                                                    ------------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................         1,406,601         551,617

Net Assets - Beginning of Year....................................................         8,801,063       2,895,805
                                                                                    ------------------  -------------
Net Assets - End of Year..........................................................    $   10,207,664    $  3,447,422
                                                                                    ==================  =============

                                                                                                                       PIMCO GLOBAL
                                                                                                                           BOND
                                                                                                                       OPPORTUNITIES
                                                                                    MFS(R) UTILITIES    OPPENHEIMER      PORTFOLIO
                                                                                         SERIES       GLOBAL FUND/VA    (UNHEDGED)
                                                                                        1/1/2017         1/1/2017        1/1/2017
                                                                                           TO               TO              TO
                                                                                       12/31/2017       12/31/2017      12/31/2017
                                                                                    ----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)......................................................    $     59,219     $     10,295    $     42,103
Net realized gain (loss) on investments...........................................          16,918           58,732         (51,441)
Net change in unrealized appreciation (depreciation) of investments...............         124,806          744,209         216,803
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations...................         200,943          813,236         207,465
                                                                                    ----------------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
Payments received from Contractowners.............................................          89,101          156,926         206,967
Transfers between Variable Investment Options including guaranteed investment
   account, net...................................................................        (135,600)         (84,983)        (52,092)
Redemptions for contract benefits and terminations................................         (87,335)        (123,361)       (279,543)
Contract maintenance charges......................................................         (69,637)        (124,130)       (160,700)
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in net assets resulting from contractowners transactions..        (203,471)        (175,548)       (285,368)
                                                                                    ----------------  --------------  --------------
Net increase (decrease) in amount retained by MONY America in Variable
   Account A......................................................................              --               --              --
                                                                                    ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS.............................................          (2,528)         637,688         (77,903)

Net Assets - Beginning of Year....................................................       1,489,017        2,349,310       2,655,615
                                                                                    ----------------  --------------  --------------
Net Assets - End of Year..........................................................    $  1,486,489     $  2,986,998    $  2,577,712
                                                                                    ================  ==============  ==============




 The accompanying notes are an integral part of these financial statements.


 FSA-40

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018



1.  ORGANIZATION


MONY Life Insurance Company of America ("MONY America") Variable Account L (the "Variable Account") was established on February 19, 1985 by MONY America. MONY America is an Arizona stock life insurance company. On October 1, 2013, MONY America entered into a reinsurance agreement with AXA Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Variable Account is registered with the United States Securities and Exchange Commission ("SEC"), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options ("Portfolios")




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Health Care Fund(1)
Invesco V.I. Technology Fund

AXA PREMIER VIP TRUST*
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Charter(SM) Multi-Sector Bond
Charter(SM) Small Cap Growth

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc.

EQ ADVISORS TRUST*
1290 VT Equity Income
1290 VT GAMCO Small Company Value(2)


1290 VT Socially Responsible
All Asset Growth-Alt 20
AXA Global Equity Managed Volatility
AXA Large Cap Growth Managed Volatility
AXA Large Cap Value Managed Volatility
AXA Mid Cap Value Managed Volatility
AXA/AB Small Cap Growth
AXA/Janus Enterprise
AXA/Loomis Sayles Growth
EQ/BlackRock Basic Value Equity
EQ/Capital Guardian Research
EQ/Core Bond Index
EQ/Intermediate Government Bond
EQ/Large Cap Value Index
EQ/MFS International Growth
EQ/Mid Cap Index
EQ/Money Market
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index


 FSA-41

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



1.  ORGANIZATION


EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
Fidelity(R) VIP Contrafund(R) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund
Franklin Rising Dividends VIP Fund

JANUS ASPEN SERIES
Janus Henderson Balanced Portfolio
Janus Henderson Enterprise Portfolio


Janus Henderson Forty Portfolio
Janus Henderson Global Research Portfolio
Janus Henderson Overseas Portfolio

MFS(R) VARIABLE INSURANCE TRUST
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Fund/VA

PIMCO VARIABLE INSURANCE TRUST
PIMCO Global Bond Opportunities Portfolio (Unhedged)(2)


(1) Formerly known as Invesco V.I. Global Health Care Series I
(2) Formerly known as PIMCO Global Bond Portfolio (Unhedged)
* An affiliate of AXA Equitable that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements

The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished or segregated from those of MONY America's other assets and liabilities. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense risk charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, MONY America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this


 FSA-42

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018



1.  ORGANIZATION


would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, management expects the risk of material loss to be remote.


2.   SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

DUE TO AND DUE FROM:

Receivable/payable for policy-related transactions represents amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

CONTRACT PAYMENTS AND TRANSFERS:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account assets support MONY America's insurance and annuity obligations and are subject to MONY America's General Account liabilities for business operations and to creditor rights.



 FSA-43

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




2.  SIGNIFICANT ACCOUNTING POLICIES



Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

FEDERAL INCOME TAXES:

The results of the operations of the Variable Account are included in the federal income tax return of MONY America. Under the provisions of the contracts, MONY America has the right to charge the Variable Account for federal income tax attributable to the Variable Account. No charge has been made against the Variable Account for such tax during the year ended December 31, 2018. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.


3.   FAIR VALUE DISCLOSURES

The Variable Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

      LEVEL 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      LEVEL 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

                a) Quoted prices for similar assets in active markets

                b) Quoted prices for identical or similar assets in non-active markets

                c) Inputs other than quoted market prices that are observable



 FSA-44

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




3.  FAIR VALUE DISCLOSURES



                d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

      LEVEL 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Variable Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Variable Account are classified as Level 1 in the fair value hierarchy as of December 31, 2018 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value ("NAV") of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.


4.   PURCHASES AND SALES OF PORTFOLIOS

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                                               PURCHASES        SALES
                                                                             -----------    -----------
1290 VT Equity Income...................................................     $ 3,327,787    $ 1,173,563
1290 VT GAMCO Small Company Value.......................................       4,520,997      8,514,199
1290 VT Socially Responsible............................................          88,874        213,986
All Asset Growth-Alt 20.................................................       4,983,038      6,450,525
AXA Aggressive Allocation...............................................         162,496         96,281
AXA Conservative Allocation.............................................          32,505         89,322
AXA Conservative-Plus Allocation........................................          46,666         54,698
AXA Global Equity Managed Volatility....................................         121,280        137,300
AXA Large Cap Growth Managed Volatility.................................       1,041,104      1,216,338
AXA Large Cap Value Managed Volatility..................................         124,502        141,965
AXA Mid Cap Value Managed Volatility....................................       1,273,728      1,422,359
AXA Moderate Allocation.................................................         491,407        545,200
AXA Moderate-Plus Allocation............................................         395,909        355,167
AXA/AB Small Cap Growth.................................................         148,855         98,302
AXA/Janus Enterprise....................................................         575,172        707,336
AXA/Loomis Sayles Growth Portfolio......................................       7,055,034      6,022,184
Charter(SM) Multi-Sector Bond...........................................          75,807         97,262
Charter(SM) Small Cap Growth............................................       1,595,931      1,277,417
Dreyfus Stock Index Fund, Inc...........................................       1,411,451      1,821,755
EQ/BlackRock Basic Value Equity.........................................         135,615         92,588


 FSA-45

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




4.  PURCHASES AND SALES OF PORTFOLIOS



                                                                               PURCHASES        SALES
                                                                             -----------    -----------
EQ/Capital Guardian Research............................................     $   709,506    $   602,568
EQ/Core Bond Index......................................................         768,039      1,331,829
EQ/Intermediate Government Bond.........................................         255,419        604,890
EQ/Large Cap Value Index................................................         829,370        793,676
EQ/MFS International Growth.............................................       1,563,878      1,422,788
EQ/Mid Cap Index........................................................         435,322        300,590
EQ/Money Market.........................................................       4,219,339      5,313,996
EQ/PIMCO Ultra Short Bond...............................................         129,423        176,632
EQ/Quality Bond PLUS....................................................         291,037        579,371
EQ/Small Company Index..................................................         140,377        140,085
EQ/T. Rowe Price Growth Stock...........................................       4,468,456      5,627,249
EQ/UBS Growth & Income..................................................       2,426,058      2,043,696
Fidelity(R) VIP Contrafund(R) Portfolio.................................       2,607,472      2,437,440
Franklin Income VIP Fund................................................         636,324        708,362
Franklin Rising Dividends VIP Fund......................................         124,303        140,852
Invesco V.I. Diversified Dividend Fund..................................          34,233         22,932
Invesco V.I. Global Core Equity Fund....................................          44,291         60,387
Invesco V.I. Health Care Fund...........................................         128,317         75,467
Invesco V.I. Technology Fund............................................          26,521         29,234
Janus Henderson Balanced Portfolio......................................         624,988        788,346
Janus Henderson Enterprise Portfolio....................................       1,099,994      1,521,364
Janus Henderson Forty Portfolio.........................................       2,590,362      1,484,098
Janus Henderson Global Research Portfolio...............................         420,795      1,050,770
Janus Henderson Overseas Portfolio......................................         209,989        317,611
MFS(R) Utilities Series.................................................          63,875        112,931
Oppenheimer Global Fund/VA..............................................         288,678        229,213
PIMCO Global Bond Opportunities Portfolio (Unhedged)....................         394,663        238,956

The units issued and redeemed for the year ended December 31, 2018 were as follows:

                                                    SHARE CLASS+     ISSUED    REDEEMED    NET CHANGE
                                                   --------------   --------   ---------   ----------
1290 VT Equity Income..........................           A           32,989     12,485       20,504
1290 VT Equity Income..........................           B           17,282     40,071      (22,789)
1290 VT GAMCO Small Company Value..............           B           38,241    113,771      (75,530)
1290 VT Socially Responsible...................           A            3,911     12,513       (8,602)
1290 VT Socially Responsible...................           B              615      1,666       (1,051)
All Asset Growth-Alt 20........................           B          185,996    315,157     (129,161)
AXA Aggressive Allocation......................           B            7,238      7,440         (202)
AXA Conservative Allocation....................           B            2,220      7,514       (5,294)
AXA Conservative-Plus Allocation...............           B            2,905      5,363       (2,458)
AXA Global Equity Managed Volatility...........           A            1,527      3,423       (1,896)
AXA Large Cap Growth Managed Volatility........           B           22,238     58,122      (35,884)
AXA Large Cap Value Managed Volatility.........           A            4,140      8,617       (4,477)


 FSA-46

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




4.  PURCHASES AND SALES OF PORTFOLIOS



                                                     SHARE CLASS+     ISSUED     REDEEMED   NET CHANGE
                                                   ---------------   --------   ---------   -----------
AXA Mid Cap Value Managed Volatility............           A           26,554      66,730      (40,176)
AXA Moderate Allocation.........................           B           29,825      44,278      (14,453)
AXA Moderate-Plus Allocation....................           B           20,733      29,183       (8,450)
AXA/AB Small Cap Growth.........................           A            1,574       3,612       (2,038)
AXA/Janus Enterprise............................           A           18,794      39,441      (20,647)
AXA/Loomis Sayles Growth Portfolio..............           B          109,685     260,805     (151,120)
Charter(SM) Multi-Sector Bond...................           A            7,011       9,515       (2,504)
Charter(SM) Small Cap Growth....................           B           26,391      54,968      (28,577)
Dreyfus Stock Index Fund, Inc...................        Initial        53,230      94,954      (41,724)
EQ/BlackRock Basic Value Equity.................           B            2,296       4,417       (2,121)
EQ/Capital Guardian Research....................           A           10,869      27,206      (16,337)
EQ/Core Bond Index..............................           A           82,174     133,661      (51,487)
EQ/Intermediate Government Bond.................           A           27,318      51,680      (24,362)
EQ/Large Cap Value Index........................           A           23,417      37,454      (14,037)
EQ/MFS International Growth.....................           B           36,806      72,429      (35,623)
EQ/Mid Cap Index................................           A            6,479      11,788       (5,309)
EQ/Money Market.................................           A          437,429     544,432     (107,003)
EQ/PIMCO Ultra Short Bond.......................           B           13,364      18,791       (5,427)
EQ/Quality Bond PLUS............................           B           22,232      38,199      (15,967)
EQ/Small Company Index..........................           A            1,561       4,390       (2,829)
EQ/T. Rowe Price Growth Stock...................           B           61,035     161,884     (100,849)
EQ/UBS Growth & Income..........................           B           48,863     101,659      (52,796)
Fidelity(R) VIP Contrafund(R) Portfolio.........        Service        37,874      89,162      (51,288)
Franklin Income VIP Fund........................        Class 2        22,940      36,199      (13,259)
Franklin Rising Dividends VIP Fund..............        Class 2         1,573       4,990       (3,417)
Invesco V.I. Diversified Dividend Fund..........       Series 1         1,674       2,246         (572)
Invesco V.I. Global Core Equity Fund............       Series 1         2,658       3,573         (915)
Invesco V.I. Health Care Fund...................       Series 1         1,197       3,273       (2,076)
Invesco V.I. Technology Fund....................       Series 1           743       1,455         (712)
Janus Henderson Balanced Portfolio..............     Institutional     15,665      32,626      (16,961)
Janus Henderson Enterprise Portfolio............     Institutional     26,942      67,448      (40,506)
Janus Henderson Forty Portfolio.................     Institutional     21,718      43,153      (21,435)
Janus Henderson Forty Portfolio.................        Service         3,940       7,934       (3,994)
Janus Henderson Global Research Portfolio.......     Institutional     45,359      90,019      (44,660)
Janus Henderson Overseas Portfolio..............        Service        11,416      16,954       (5,538)
MFS(R) Utilities Series.........................        Initial         1,830       3,174       (1,344)
Oppenheimer Global Fund/VA......................        Service         3,852       7,838       (3,986)
PIMCO Global Bond Opportunities
   Portfolio (Unhedged).........................    Administrative     14,711      15,069         (358)


 FSA-47

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




5.  EXPENSES AND RELATED PARTY TRANSACTIONS



INVESTMENT MANAGER AND ADVISORS:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.12% to 0.45% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Large Cap Value Index, EQ/Mid Cap Index, AXA/AB Small Cap


 FSA-48

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




5.  EXPENSES AND RELATED PARTY TRANSACTIONS



Growth, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Equitable Holdings, Inc.

CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


6.   CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

PREMIUM CHARGE: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or


 FSA-49

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




6.  CONTRACTOWNER CHARGES AND ASSET-BASED CHARGES



dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.


7.   FINANCIAL HIGHLIGHTS

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

UNITS OUTSTANDING                                  SHARE CLASS+     2018       2017      2016       2015       2014
-------------------------------------------       -------------  ---------  ---------  ---------  ---------  ---------
1290 VT Equity Income......................              A          40,455     19,951     43,948     45,309     34,793
1290 VT Equity Income......................              B         259,921    282,710    310,700    333,411    363,498
1290 VT GAMCO Small Company Value..........              B         771,030    846,560    925,693  1,007,875  1,107,057
1290 VT Socially Responsible...............              A          70,572     79,175     83,798     99,183    109,717
1290 VT Socially Responsible...............              B          14,399     15,450     16,679     17,390     21,662
All Asset Growth-Alt 20....................              B       1,839,162  1,968,323  2,118,651  2,307,792  2,505,711
AXA Aggressive Allocation..................              B          69,898     70,100     67,726     69,266     75,211
AXA Conservative Allocation................              B          20,683     25,977     30,296     32,909     33,611


 FSA-50

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS



UNITS OUTSTANDING                                    SHARE CLASS+      2018        2017        2016       2015        2014
---------------------------------------------       --------------  ----------  ----------  ----------  ---------  ---------
AXA Conservative-Plus Allocation.............              B            36,723     39,181       40,434     62,993     73,728
AXA Global Equity Managed Volatility.........              A            18,717     20,614       23,760     26,511     26,192
AXA Large Cap Growth Managed Volatility(a)...              B           333,340    369,223      397,229    422,474    469,113
AXA Large Cap Value Managed Volatility.......              A            52,475     56,953       62,768     66,462     74,706
AXA Mid Cap Value Managed Volatility.........              A           386,139    426,315      462,251    499,841    548,263
AXA Moderate Allocation......................              B           207,908    222,360      232,473    243,163    277,639
AXA Moderate-Plus Allocation.................              B           183,584    192,034      194,276    281,401    348,888
AXA/AB Small Cap Growth......................              A            24,581     26,620       30,990     33,626     35,055
AXA/Janus Enterprise.........................              A           294,583    315,229      332,906    358,282    380,923
AXA/Loomis Sayles Growth Portfolio...........              B         1,926,954  2,078,073    2,254,790  2,430,522  2,655,817
Charter(SM) Multi-Sector Bond................              A            58,723     61,228       64,789     68,255     68,289
Charter(SM) Small Cap Growth.................              B           376,213    404,789      439,411    466,766    509,000
Dreyfus Stock Index Fund, Inc................           Initial        719,678    761,402      817,767    898,009    978,614
EQ/BlackRock Basic Value Equity..............              B            37,674     39,794       41,039     42,459     42,047
EQ/Capital Guardian Research.................              A           168,703    185,039      212,766    223,848    245,507
EQ/Core Bond Index...........................              A           739,712    791,199      865,477    922,350    994,953
EQ/Intermediate Government Bond..............              A           226,360    250,722      270,351    281,517    307,430
EQ/Large Cap Value Index.....................              A           265,855    279,892      296,431    322,842    342,640
EQ/MFS International Growth..................              B           427,360    462,983      512,844    552,073    613,239
EQ/Mid Cap Index.............................              A           115,951    121,260      133,888    142,199    151,098
EQ/Money Market..............................              A           647,980    754,982      785,530    808,143    802,938
EQ/PIMCO Ultra Short Bond....................              B           126,206    131,634      137,126    145,390    151,021
EQ/Quality Bond PLUS.........................              B           192,232    208,200      230,202    242,021    260,452
EQ/Small Company Index.......................              A            32,336     35,164       36,485     39,985     40,264
EQ/T. Rowe Price Growth Stock................              B         1,060,881  1,161,730    1,246,780  1,386,212  1,504,440
EQ/UBS Growth & Income.......................              B           617,255    670,052      741,806    808,521    889,353
Fidelity(R) VIP Contrafund(R) Portfolio......           Service        608,257    659,546      724,077    797,715    879,393
Franklin Income VIP Fund.....................           Class 2        228,672    241,930      258,425    272,563    318,871
Franklin Rising Dividends VIP Fund...........           Class 2         39,592     43,009       45,465     45,974     47,917
Invesco V.I. Diversified Dividend Fund.......          Series 1         25,585     26,157       30,219     33,872     33,272
Invesco V.I. Global Core Equity Fund.........          Series 1         21,902     22,817       25,694     27,363     27,992
Invesco V.I. Health Care Fund................          Series 1         29,133     31,210       31,915     34,239     35,181
Invesco V.I. Technology Fund.................          Series 1         14,300     15,012       15,558     17,961     20,581
Janus Henderson Balanced Portfolio...........        Institutional     256,494    273,455      303,705    347,546    376,232
Janus Henderson Enterprise Portfolio.........        Institutional     537,759    578,266      624,848    684,197    748,344
Janus Henderson Forty Portfolio..............        Institutional     348,987    370,422      402,615    446,614    509,833
Janus Henderson Forty Portfolio..............           Service         73,545     77,539       81,836     86,179     94,492
Janus Henderson Global Research Portfolio....        Institutional     623,488    668,149      730,228    809,969    890,782
Janus Henderson Overseas Portfolio...........           Service        119,749    125,287      137,178    138,473    140,419
MFS(R) Utilities Series......................           Initial         29,104     30,449       34,900     35,888     39,161
Oppenheimer Global Fund/VA...................           Service         71,153     75,139       80,280     79,939     81,967
PIMCO Global Bond Opportunities
   Portfolio (Unhedged)......................       Administrative     111,852    112,211      125,308    133,702    143,041


 FSA-51

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




UNIT VALUE                   SHARE CLASS+         2018              2017               2016               2015
--------------------------  --------------  ----------------  -----------------  -----------------  ----------------
                                              LOW      HIGH     LOW      HIGH      LOW      HIGH       LOW     HIGH
                                            -------   ------  -------   -------  -------  --------   ------  -------
1290 VT Equity Income.....         A        $ 19.01   $19.01  $ 21.66   $ 21.66  $ 18.81  $  18.81   $16.75  $ 16.75
1290 VT Equity Income.....         B          21.58    26.44    24.62     30.04    21.41     26.02    19.09    23.11
1290 VT GAMCO Small
  Company Value...........         B         112.70    64.59   134.51     76.78    48.12    116.73    39.17    95.41
1290 VT Socially
  Responsible.............         A          16.78    15.92    17.68     16.71    13.42     14.80    12.25    13.56
1290 VT Socially
  Responsible.............         B          21.58    21.58    22.64     22.64    18.87     18.87    17.22    17.22
All Asset Growth-Alt 20...         B          33.23    18.20    36.22     19.76    15.58     31.49    14.27    28.96
AXA Aggressive
  Allocation..............         B          13.15    13.77    14.51     15.14    12.28     12.76    11.37    11.77
AXA Conservative
  Allocation..............         B          12.12    12.70    12.41     12.94    11.91     12.38    11.66    12.07
AXA Conservative-Plus
  Allocation..............         B          12.54    13.14    13.12     13.68    12.15     12.62    11.68    12.09
AXA Global Equity
  Managed Volatility......         A          41.39    41.39    47.29     47.29    37.64     37.64    34.03    36.15
AXA Large Cap Growth
  Managed Volatility(a)...         B          22.70    23.94    23.57     24.76    18.38     19.23    17.55    18.29
AXA Large Cap Value
  Managed Volatility......         A          17.77    18.28    19.80     20.37    17.45     17.95    15.18    15.62
AXA Mid Cap Value
  Managed Volatility......         A          23.54    23.54    27.24     27.24    24.34     24.34    20.75    20.75
AXA Moderate
  Allocation..............         B          12.52    13.11    13.24     13.81    12.02     12.48    11.49    11.89
AXA Moderate-Plus
  Allocation..............         B          12.97    13.59    14.03     14.64    12.30     12.78    11.56    11.96
AXA/AB Small Cap
  Growth..................         A          27.29    27.29    29.73     29.73    24.32     24.32    21.68    21.68
AXA/Janus Enterprise......         A          20.50    33.17    20.95     33.89    16.44     26.59    17.24    27.89
AXA/Loomis Sayles
  Growth Portfolio........         B          21.71    29.64    22.55     30.66    16.88     22.86    15.92    21.48
Charter(SM) Multi-Sector
  Bond....................         A          15.61    15.61    15.74     15.74    15.45     15.45    15.07    15.07
Charter(SM) Small Cap
  Growth..................         B          18.81    31.01    19.96     32.77    16.17     26.44    14.90    24.26
Dreyfus Stock Index
  Fund, Inc...............      Initial       20.46    23.77    21.62     25.02    17.92     20.65    16.16    18.55
EQ/BlackRock Basic
  Value Equity............         B          24.95    24.95    27.22     27.22    25.27     25.27    21.49    21.49
EQ/Capital Guardian
  Research................         A          25.55    31.88    27.06     33.62    17.96     21.73    16.62    24.89
EQ/Core Bond Index........         A          11.33    15.80    11.39     15.82    11.31     15.65    11.24    15.49
EQ/Intermediate
  Government Bond.........         A          18.63    16.25    18.62     16.17    13.75     18.69    13.73    18.75
EQ/Large Cap Value
  Index...................         A          23.86    25.37    26.28     27.94    23.34     24.81    20.11    21.38
EQ/MFS International
  Growth..................         B          28.48    19.98    31.66     22.13    15.80     24.15    15.55    23.86
EQ/Mid Cap Index..........         A          28.32    29.60    32.18     33.64    27.96     29.23    23.40    24.46
EQ/Money Market...........         A          10.51    11.09    10.46     10.99    10.49     10.98    10.57    11.02
EQ/PIMCO Ultra Short
  Bond....................         B          13.82    13.94    13.74     13.86    13.53     13.65    13.31    13.43
EQ/Quality Bond PLUS......         B          24.75    18.59    24.91     18.64    18.35     24.75    18.20    24.65
EQ/Small Company
  Index...................         A          32.83    32.83    37.15     37.15    32.70     32.70    27.22    27.22


UNIT VALUE                         2014
--------------------------  -----------------
                               LOW     HIGH
                            -------   -------
1290 VT Equity Income.....  $ 17.14   $ 17.14
1290 VT Equity Income.....    19.57     23.60
1290 VT GAMCO Small
  Company Value...........    41.68    101.93
1290 VT Socially
  Responsible.............    12.24     13.60
1290 VT Socially
  Responsible.............    17.20     17.20
All Asset Growth-Alt 20...    14.91     30.38
AXA Aggressive
  Allocation..............    11.66     12.02
AXA Conservative
  Allocation..............    11.78     12.14
AXA Conservative-Plus
  Allocation..............    11.85     12.21
AXA Global Equity
  Managed Volatility......    36.91     36.91
AXA Large Cap Growth
  Managed Volatility(a)...    17.00     17.64
AXA Large Cap Value
  Managed Volatility......    15.87     16.33
AXA Mid Cap Value
  Managed Volatility......    21.59     21.59
AXA Moderate
  Allocation..............    11.68     12.04
AXA Moderate-Plus
  Allocation..............    11.80     12.16
AXA/AB Small Cap
  Growth..................    22.40     22.40
AXA/Janus Enterprise......    18.31     29.62
AXA/Loomis Sayles
  Growth Portfolio........    14.38     19.33
Charter(SM) Multi-Sector
  Bond....................    15.22     15.22
Charter(SM) Small Cap
  Growth..................    15.98     25.92
Dreyfus Stock Index
  Fund, Inc...............    16.11     18.42
EQ/BlackRock Basic
  Value Equity............    22.98     22.98
EQ/Capital Guardian
  Research................    16.37     24.51
EQ/Core Bond Index........    11.28     15.47
EQ/Intermediate
  Government Bond.........    13.72     18.81
EQ/Large Cap Value
  Index...................    21.11     22.44
EQ/MFS International
  Growth..................    15.57     23.99
EQ/Mid Cap Index..........    24.17     25.27
EQ/Money Market...........    10.65     11.06
EQ/PIMCO Ultra Short
  Bond....................    13.40     13.51
EQ/Quality Bond PLUS......    18.22     24.78
EQ/Small Company
  Index...................    28.63     28.63


 FSA-52

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




UNIT VALUE                      SHARE CLASS+         2018                2017               2016              2015
-----------------------------  --------------  -----------------  -----------------  -----------------  ----------------
                                                  LOW     HIGH       LOW      HIGH      LOW      HIGH     LOW     HIGH
                                               --------  -------  --------  -------  -------   -------  -------  -------
EQ/T. Rowe Price
  Growth Stock...............         B        $  54.03  $ 27.07  $  55.34  $ 27.62  $ 20.57   $ 41.80  $20.37   $ 41.56
EQ/UBS Growth &
  Income.....................         B           17.81    24.01     20.72    27.83    17.22     23.03   15.75     20.98
Fidelity(R) VIP Contrafund(R)
  Portfolio..................      Service        27.76    33.51     29.92    35.96    24.75     29.64   23.11     27.56
Franklin Income VIP
  Fund.......................      Class 2        15.80    24.91     16.57    26.12    15.16     23.90   13.34     21.04
Franklin Rising Dividends
  VIP Fund...................      Class 2        31.12    31.12     32.90    32.90    27.39     27.39   23.68     23.68
Invesco V.I. Diversified
  Dividend Fund..............     Series 1        12.85    12.85     13.95    13.95    12.89     13.31   11.27     11.63
Invesco V.I. Global Core
  Equity Fund................     Series 1        16.96    19.34     21.10    22.92    16.41     18.72   15.42     17.58
Invesco V.I. Health Care
  Fund.......................     Series 1        29.11    29.49     28.95    29.33    25.08     25.41   28.42     28.80
Invesco V.I. Technology
  Fund.......................     Series 1        22.66    22.66     22.84    22.84    16.96     16.96   17.15     17.15
Janus Henderson
  Balanced Portfolio.........   Institutional     28.40    30.78     28.42    30.68    24.18     25.99   23.29     24.94
Janus Henderson
  Enterprise Portfolio.......   Institutional     33.18    25.84     33.57    26.03    16.99     26.54   15.18     23.80
Janus Henderson Forty
  Portfolio..................   Institutional     24.94    35.28     24.64    34.71    19.05     26.73   18.78     26.25
Janus Henderson Forty
  Portfolio..................      Service        42.53    42.88     41.96    42.30    32.39     32.66   31.89     32.15
Janus Henderson Global
  Research Portfolio.........   Institutional     10.76    15.86     11.64    17.09     9.23     13.50    9.11     13.28
Janus Henderson
  Overseas Portfolio.........      Service        23.21    23.27     27.48    27.48    21.06     21.11   22.65     22.71
MFS(R) Utilities Series......      Initial        47.13    49.18     46.80    48.83    40.90     42.67   36.82     38.42
Oppenheimer Global
  Fund/VA....................      Service        34.31    34.31     39.75    39.75    29.26     29.26   29.41     29.41
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).................  Administrative     20.33    22.32     21.30    23.38    19.68     21.60   18.98     20.84


UNIT VALUE                            2014
-----------------------------  -----------------
                                 LOW      HIGH
                               -------  --------
EQ/T. Rowe Price
  Growth Stock...............  $ 18.54  $  37.99
EQ/UBS Growth &
  Income.....................    16.10     21.36
Fidelity(R) VIP Contrafund(R)
  Portfolio..................    23.16     27.51
Franklin Income VIP
  Fund.......................    14.40     22.71
Franklin Rising Dividends
  VIP Fund...................    24.67     24.67
Invesco V.I. Diversified
  Dividend Fund..............    11.08     11.43
Invesco V.I. Global Core
  Equity Fund................    15.69     17.90
Invesco V.I. Health Care
  Fund.......................    27.65     28.02
Invesco V.I. Technology
  Fund.......................    16.11     16.11
Janus Henderson
  Balanced Portfolio.........    23.32     24.87
Janus Henderson
  Enterprise Portfolio.......    14.64     23.05
Janus Henderson Forty
  Portfolio..................    16.86     23.47
Janus Henderson Forty
  Portfolio..................    28.59     28.82
Janus Henderson Global
  Research Portfolio.........     9.40     13.64
Janus Henderson
  Overseas Portfolio.........    24.92     24.99
MFS(R) Utilities Series......    43.23     45.10
Oppenheimer Global
  Fund/VA....................    28.47     28.47
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).................    19.84     21.79

NET ASSETS (000'S)                                  2018            2017          2016           2015           2014
----------------------------------------------     -------        -------        -------        -------        -------
1290 VT Equity Income.........................     $ 7,267        $ 8,473        $ 8,504        $ 8,098        $ 8,785
1290 VT GAMCO Small Company Value.............      58,486         76,812         72,859         64,983         76,543
1290 VT Socially Responsible..................       1,438          1,677          1,486          1,572          1,780
All Asset Growth-Alt 20.......................      49,681         58,009         54,383         54,568         61,731
AXA Aggressive Allocation.....................       1,007          1,056            859            811            899
AXA Conservative Allocation...................         259            330            368            390            401
AXA Conservative-Plus Allocation..............         475            529            504            752            891
AXA Global Equity Managed Volatility..........         775            975            894            958            967
AXA Large Cap Growth Managed Volatility(a)....       7,879          9,034          7,559          7,654          8,202
AXA Large Cap Value Managed Volatility........         959          1,160          1,127          1,038          1,220
AXA Mid Cap Value Managed Volatility..........       9,088         11,613         11,250         10,374         11,838
AXA Moderate Allocation.......................       2,685          3,033          2,869          2,860          3,306
AXA Moderate-Plus Allocation..................       2.474          2,791          2,467          3,350          4,215


 FSA-53

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




NET ASSETS (000'S)                                    2018            2017           2016           2015            2014
-----------------------------------------------     --------        --------       --------        -------        --------
AXA/AB Small Cap Growth........................     $    671        $    791       $    754        $   729        $    785
AXA/Janus Enterprise...........................        6,623           7,240          6,027          6,852           7,782
AXA/Loomis Sayles Growth Portfolio.............       54,905          61,200         49,556         50,246          49,357
Charter(SM) Multi-Sector Bond..................          917             964          1,001          1,028           1,039
Charter(SM) Small Cap Growth...................        9,742          11,089          9,745          9,545          11,216
Dreyfus Stock Index Fund, Inc..................       16,591          18,485         16,389         16,162          17,514
EQ/BlackRock Basic Value Equity................          940           1,083          1,037            913             966
EQ/Capital Guardian Research...................        4,160           4,798          4,380          4,259           4,600
EQ/Core Bond Index.............................       10,739          11,491         12,411         13,084          14,126
EQ/Intermediate Government Bond................        3,536           3,906          4,212          4,381           4,800
EQ/Large Cap Value Index.......................        6,729           7,803          7,338          6,885           7,671
EQ/MFS International Growth....................       10,403          12,503         10,529         11,149          12,389
EQ/Mid Cap Index...............................        3,427           4,073          3,908          3,473           3,813
EQ/Money Market................................        7,128           8,222          8,567          8,841           8,828
EQ/PIMCO Ultra Short Bond......................        1,756           1,821          1,868          1,948           2,037
EQ/Quality Bond PLUS...........................        4,071           4,430          4,860          5,079           5,470
EQ/Small Company Index.........................        1,062           1,306          1,193          1,089           1,153
EQ/T. Rowe Price Growth Stock..................       43,487          48,722         39,493         43,539          42,903
EQ/UBS Growth & Income.........................       14,008          17,615         16,145         16,041          17,974
Fidelity(R) VIP Contrafund(R) Portfolio........       19,211          22,359         20,287         20,824          22,935
Franklin Income VIP Fund.......................        5,652           6,274          6,136          5,699           7,206
Franklin Rising Dividends VIP Fund.............        1,232           1,415          1,245          1,089           1,182
Invesco V.I. Diversified Dividend Fund.........          329             365            390            382             369
Invesco V.I. Global Core Equity Fund...........          372             459            422            422             440
Invesco V.I. Health Care Fund..................          848             903            800            973             973
Invesco V.I. Technology Fund...................          324             343            264            308             332
Janus Henderson Balanced Portfolio.............        7,797           8,291          7,806          8,570           9,254
Janus Henderson Enterprise Portfolio...........       14,164          15,319         13,037         12,769          13,483
Janus Henderson Forty Portfolio................       14,005          14,675         12,245         13,206          13,369
Janus Henderson Global Research Portfolio......        8,840          10,208          8,801          9,593          10,828
Janus Henderson Overseas Portfolio.............        2,786           3,447          2,896          3,144           3,508
MFS(R) Utilities Series........................        1,431           1,486          1,489          1,378           1,766
Oppenheimer Global Fund/VA.....................        2,441           2,987          2,349          2,351           2,334
PIMCO Global Bond Opportunities Portfolio
   (Unhedged)..................................        2,452           2,578          2,656          2,733           3,053

INCOME RATIO*                                          2018            2017           2016           2015            2014
-------------------------------------------------      ------         -------         ------         ------         -------
1290 VT Equity Income............................      2.12%           1.56%          1.91%          1.56%           1.49%
1290 VT GAMCO Small Company Value................      0.57            0.59           0.47           0.51            0.26
1290 VT Socially Responsible.....................      0.95            1.01           1.08           0.97            0.77
All Asset Growth-Alt 20..........................      1.81            1.47           1.28           0.82            1.40
AXA Aggressive Allocation........................      1.67            1.55           0.94           0.94            1.41
AXA Conservative Allocation......................      1.38            1.07           0.94           0.82            0.80


 FSA-54

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




INCOME RATIO*                                            2018            2017           2016            2015            2014
--------------------------------------------------      -------         -------         -------         ------          ------
AXA Conservative-Plus Allocation..................       1.50%           1.20%           0.74%          0.79%           0.90%
AXA Global Equity Managed Volatility..............       1.07            1.08            0.89           0.94            0.94
AXA Large Cap Growth Managed Volatility(a)........       0.51            0.49            0.56           0.29            0.23
AXA Large Cap Value Managed Volatility............       2.55            1.47            1.66           1.55            1.37
AXA Mid Cap Value Managed Volatility..............       1.26            1.03            1.19           0.76            0.57
AXA Moderate Allocation...........................       1.56            1.26            0.89           0.80            1.17
AXA Moderate-Plus Allocation......................       1.65            1.41            0.75           0.84            1.33
AXA/AB Small Cap Growth...........................       0.13            0.26            0.35           0.05            0.06
AXA/Janus Enterprise..............................       0.00            0.00            0.00           0.00            0.00
AXA/Loomis Sayles Growth Portfolio................       0.09            0.17            0.31           0.12            0.11
Charter(SM) Multi-Sector Bond.....................       2.20            1.59            2.00           1.61            2.49
Charter(SM) Small Cap Growth......................       3.92            2.58            0.00           0.27            0.00
Dreyfus Stock Index Fund, Inc.....................       1.75            1.70            1.98           1.80            1.73
EQ/BlackRock Basic Value Equity...................       1.69            1.38            1.47           1.36            1.02
EQ/Capital Guardian Research......................       0.59            0.77            0.86           0.58            0.67
EQ/Core Bond Index................................       1.83            1.53            1.49           1.46            1.29
EQ/Intermediate Government Bond...................       1.20            0.82            0.68           0.58            0.39
EQ/Large Cap Value Index..........................       2.10            1.83            1.90           1.89            1.48
EQ/MFS International Growth.......................       0.89            0.80            0.96           0.60            0.92
EQ/Mid Cap Index..................................       1.13            0.89            1.05           0.87            0.79
EQ/Money Market...................................       1.20            0.41            0.00           0.00            0.00
EQ/PIMCO Ultra Short Bond.........................       1.93            1.25            0.99           0.47            0.34
EQ/Quality Bond PLUS..............................       1.64            1.16            1.16           1.06            0.98
EQ/Small Company Index............................       1.01            1.04            1.06           0.94            0.72
EQ/T. Rowe Price Growth Stock.....................       0.00            0.00            0.00           0.00            0.00
EQ/UBS Growth & Income............................       0.36            0.28            0.80           0.56            0.59
Fidelity(R) VIP Contrafund(R) Portfolio...........       0.64            0.90            0.70           0.92            0.85
Franklin Income VIP Fund..........................       4.99            4.22            4.84           4.45            5.24
Franklin Rising Dividends VIP Fund................       1.34            1.53            1.39           1.40            1.31
Invesco V.I. Diversified Dividend Fund............       2.44            1.64            1.28           1.71            1.72
Invesco V.I. Global Core Equity Fund..............       1.14            1.15            1.02           1.37            1.80
Invesco V.I. Health Care Fund.....................       0.00            0.39            0.00           0.00            0.00
Invesco V.I. Technology Fund......................       0.00            0.00            0.00           0.00            0.00
Janus Henderson Balanced Portfolio................       2.22            1.60            2.10           1.61            1.75
Janus Henderson Enterprise Portfolio..............       0.26            0.25            0.14           0.65            0.16
Janus Henderson Forty Portfolio...................       0.00            0.00            0.00           0.00            0.13
Janus Henderson Global Research Portfolio.........       1.19            0.83            1.05           0.67            1.07
Janus Henderson Overseas Portfolio................       1.76            1.63            4.40           0.53            3.15
MFS(R) Utilities Series...........................       1.12            4.33            3.99           4.20            2.20
Oppenheimer Global Fund/VA........................       0.81            0.74            0.73           1.13            0.88
PIMCO Global Bond Opportunities Portfolio
   (Unhedged).....................................       6.62            1.96            1.57           1.84            2.53


 FSA-55

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




EXPENSE RATIO**            SHARE CLASS+          2018             2017              2016              2015             2014
------------------------  --------------   ----------------  ----------------  ----------------  ---------------  ----------------
                                             LOW     HIGH     LOW      HIGH     LOW      HIGH     LOW     HIGH     LOW      HIGH
                                           -------   ------  ------   -------  ------    ------  ------   ------  ------   -------
1290 VT Equity
  Income................         A          0.60%    0.60%   0.60%     0.60%    0.60%    0.60%   0.60%    0.60%   0.35%     0.75%
1290 VT Equity
  Income................         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
1290 VT GAMCO Small
  Company Value.........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
1290 VT Socially
  Responsible...........         A          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
1290 VT Socially
  Responsible...........         B          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.75
All Asset
  Growth-Alt 20.........         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Aggressive
  Allocation............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Conservative
  Allocation............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Conservative-Plus
  Allocation............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Global Equity
  Managed Volatility....         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA Large Cap Growth
  Managed Volatility(a).         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Large Cap Value
  Managed Volatility....         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA Mid Cap Value
  Managed Volatility....         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA Moderate
  Allocation............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA Moderate-Plus
  Allocation............         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
AXA/AB Small Cap
  Growth................         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA/Janus Enterprise....         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
AXA/Loomis Sayles
  Growth Portfolio......         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
Charter(SM) Multi-Sector
  Bond..................         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
Charter(SM) Small Cap
  Growth................         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
Dreyfus Stock Index
  Fund, Inc.............      Initial       0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/BlackRock Basic
  Value Equity..........         B          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
EQ/Capital Guardian
  Research..............         A          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/Core Bond Index......         A          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/Intermediate
  Government Bond.......         A          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/Large Cap Value
  Index.................         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
EQ/MFS International
  Growth................         B          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/Mid Cap Index........         A          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35
EQ/Money Market.........         A          0.35     0.75    0.35      0.75     0.35     0.75    0.35     0.75    0.35      0.75
EQ/PIMCO Ultra
  Short Bond............         B          0.35     0.35    0.35      0.35     0.35     0.35    0.35     0.35    0.35      0.35


 FSA-56

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




EXPENSE RATIO**             SHARE CLASS+         2018               2017             2016              2015              2014
-------------------------  --------------   ----------------  ----------------  ----------------  ----------------  ----------------
                                             LOW      HIGH      LOW     HIGH     LOW      HIGH     LOW      HIGH     LOW      HIGH
                                            ------   -------  -------   ------  ------   -------  ------   -------  ------   -------
EQ/Quality Bond
  PLUS...................         B         0.35%     0.75%    0.35%    0.75%   0.35%     0.75%   0.35%     0.75%   0.35%     0.75%
EQ/Small Company
  Index..................         A         0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
EQ/T. Rowe Price
  Growth Stock...........         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
EQ/UBS Growth &
  Income.................         B         0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Fidelity(R) VIP
  Contrafund(R) Portfolio      Service      0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Franklin Income
  VIP Fund...............      Class 2      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Franklin Rising
  Dividends VIP Fund.....      Class 2      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Invesco V.I. Diversified
  Dividend Fund..........     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Invesco V.I. Global Core
  Equity Fund............     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Invesco V.I. Health Care
  Fund...................     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Invesco V.I. Technology
  Fund...................     Series 1      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Janus Henderson
  Balanced Portfolio.....   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Janus Henderson
  Enterprise Portfolio...   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Janus Henderson Forty
  Portfolio..............   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Janus Henderson Forty
  Portfolio..............      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.75
Janus Henderson Global
  Research Portfolio.....   Institutional   0.35      0.75     0.35     0.75    0.35      0.75    0.35      0.75    0.35      0.75
Janus Henderson
  Overseas Portfolio.....      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
MFS(R) Utilities Series..      Initial      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
Oppenheimer Global
  Fund/VA................      Service      0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35
PIMCO Global Bond
  Opportunities
  Portfolio (Unhedged)...  Administrative   0.35      0.35     0.35     0.35    0.35      0.35    0.35      0.35    0.35      0.35

TOTAL RETURN***           SHARE CLASS+        2018             2017               2016              2015              2014
-----------------------  -------------  -----------------  ---------------  -----------------  ----------------  ----------------
                                           LOW    HIGH      LOW     HIGH      LOW      HIGH      LOW     HIGH      LOW     HIGH
                                        --------  -------  ------  -------  --------  -------  -------  -------  -------  -------
1290 VT Equity Income..          A       -12.22%  -12.22%  15.15%   15.15%    12.31%   12.31%   -2.29%   -2.29%    8.00%    8.00%
1290 VT Equity Income..          B       -12.35%  -12.00%  14.98%   15.44%    12.14%   12.59%   -2.44%   -2.04%    7.88%    8.31%
1290 VT GAMCO Small
  Company Value........          B       -16.22%  -15.88%  15.23%   15.69%    22.35%   22.84%   -6.40%   -6.03%    2.29%    2.71%
1290 VT Socially
  Responsible..........          A        -5.09%   -4.71%  19.51%   19.98%     9.14%    9.57%   -0.29%    0.11%   12.77%   13.23%
1290 VT Socially
  Responsible..........          B        -4.71%   -4.71%  19.98%   19.98%     9.57%    9.57%    0.12%    0.12%   13.23%   13.23%
All Asset Growth-Alt 20          B        -8.25%   -7.88%  15.03%   15.49%     8.75%    9.18%   -4.68%   -4.30%    1.64%    2.06%
AXA Aggressive
  Allocation...........          B        -9.40%   -9.04%  18.21%   18.68%     7.98%    8.41%   -2.49%   -2.10%    3.92%    4.34%


 FSA-57

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***                SHARE CLASS+        2018               2017               2016              2015
-----------------------------  ------------  ------------------  ----------------  -----------------  ----------------
                                               LOW      HIGH       LOW     HIGH      LOW     HIGH       LOW     HIGH
                                             --------  --------  -------  -------  --------  -------  -------  -------
AXA Conservative
  Allocation.................        B        -2.30%    -1.91%    4.17%    4.58%      2.16%    2.57%   -0.99%   -0.59%
AXA Conservative-Plus
  Allocation.................        B        -4.37%    -3.98%    8.01%    8.44%      3.95%    4.37%   -1.39%   -1.00%
AXA Global Equity
  Managed Volatility.........        A       -12.47%   -12.47%   25.64%   25.64%      4.11%    4.11%   -2.07%   -2.07%
AXA Large Cap Growth
  Managed Volatility(a)......        B        -3.70%    -3.32%   28.25%   28.77%      4.72%    5.14%    3.26%    3.67%
AXA Large Cap Value
  Managed Volatility.........        A       -10.24%   -10.24%   13.46%   13.46%     14.92%   14.92%   -4.35%   -4.35%
AXA Mid Cap Value
  Managed Volatility.........        A       -13.60%   -13.60%   11.93%   11.93%     14.26%   14.26%   -3.88%   -3.88%
AXA Moderate
  Allocation.................        B        -5.48%    -5.10%   10.22%   10.66%      4.57%    4.99%   -1.62%   -1.23%
AXA Moderate-Plus
  Allocation.................        B        -7.16%    -7.16%   14.04%   14.49%      6.47%    6.90%   -2.03%   -1.64%
AXA/AB Small Cap
  Growth.....................        A        -8.20%    -8.20%   22.24%   22.24%     12.19%   12.19%   -3.25%   -3.25%
AXA/Janus Enterprise.........        A        -2.13%    -2.13%   27.46%   27.46%     -4.67%   -4.67%   -5.82%   -5.82%
AXA/Loomis Sayles
  Growth Portfolio...........        B        -3.71%    -3.32%   33.59%   34.12%      6.02%    6.44%   10.69%   11.13%
Charter(SM) Multi-Sector
  Bond.......................        A        -0.85%    -0.85%    1.88%    1.88%      2.57%    2.57%   -0.99%   -0.99%
Charter(SM) Small Cap
  Growth.....................        B        -5.74%    -5.36%   23.43%   23.93%      8.54%    8.97%   -6.75%   -6.37%
Dreyfus Stock Index
  Fund, Inc..................     Initial     -5.35%    -4.97%   20.63%   21.12%     10.87%   11.32%    0.35%    0.75%
EQ/BlackRock Basic
  Value Equity...............        B        -8.34%    -8.34%    7.73%    7.73%     17.55%   17.55%   -6.48%   -6.48%
EQ/Capital Guardian
  Research...................        A        -5.55%    -5.17%   24.50%   25.00%      7.61%    8.04%    1.15%    1.56%
EQ/Core Bond Index...........        A        -0.51%    -0.11%    0.71%    1.11%      0.62%    1.03%   -0.31%    0.09%
EQ/Intermediate
  Government Bond............        A         0.07%     0.48%   -0.41%   -0.01%     -0.30%    0.10%   -0.32%    0.08%
EQ/Large Cap Value
  Index......................        A        -9.21%    -9.21%   12.61%   12.61%     16.07%   16.07%   -4.76%   -4.76%
EQ/MFS International
  Growth.....................        B       -10.05%    -9.69%   31.07%   31.60%      1.22%    1.62%   -0.55%   -0.15%
EQ/Mid Cap Index.............        A       -12.00%   -12.00%   15.08%   15.08%     19.49%   19.49%   -3.20%   -3.20%
EQ/Money Market..............        A         0.51%     0.92%   -0.35%    0.05%     -0.74%   -0.35%   -0.75%   -0.35%
EQ/PIMCO Ultra Short
  Bond.......................        B         0.60%     0.60%    1.53%    1.53%      1.64%    1.64%   -0.62%   -0.62%
EQ/Quality Bond PLUS.........        B        -0.63%    -0.23%    0.64%    1.04%      0.42%    0.82%   -0.52%   -0.12%
EQ/Small Company
  Index......................        A       -11.62%   -11.62%   13.61%   13.61%     20.11%   20.11%   -4.90%   -4.90%
EQ/T. Rowe Price
  Growth Stock...............        B        -2.36%    -1.96%   32.37%   32.90%      0.59%    0.99%    9.40%    9.84%
EQ/UBS Growth &
  Income.....................        B       -14.07%   -13.72%   20.38%   20.86%      9.33%    9.76%   -2.16%   -1.77%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................     Service     -7.19%    -6.82%   20.86%   21.34%      7.11%    7.54%   -0.19%    0.21%
Franklin Income
  VIP Fund...................     Class 2     -4.64%    -4.64%    9.29%    9.29%     13.63%   13.63%   -7.38%   -7.38%
Franklin Rising Dividends
  VIP Fund...................     Class 2     -5.41%    -5.41%   20.14%   20.14%     15.64%   15.64%   -3.98%   -3.98%


TOTAL RETURN***                     2014
-----------------------------  ------------------
                                 LOW      HIGH
                               --------  --------
AXA Conservative
  Allocation.................    1.90%     2.27%
AXA Conservative-Plus
  Allocation.................    2.42%     2.78%
AXA Global Equity
  Managed Volatility.........    1.32%     1.32%
AXA Large Cap Growth
  Managed Volatility(a)......    9.25%     9.25%
AXA Large Cap Value
  Managed Volatility.........   11.84%    11.85%
AXA Mid Cap Value
  Managed Volatility.........    6.99%     7.45%
AXA Moderate
  Allocation.................   10.49%    10.49%
AXA Moderate-Plus
  Allocation.................    2.28%     2.64%
AXA/AB Small Cap
  Growth.....................    3.18%     3.18%
AXA/Janus Enterprise.........   -1.07%    -1.02%
AXA/Loomis Sayles
  Growth Portfolio...........    3.06%     3.40%
Charter(SM) Multi-Sector
  Bond.......................    2.08%     2.08%
Charter(SM) Small Cap
  Growth.....................   -3.33%    -2.92%
Dreyfus Stock Index
  Fund, Inc..................   12.58%    13.08%
EQ/BlackRock Basic
  Value Equity...............    9.32%     9.32%
EQ/Capital Guardian
  Research...................    9.67%    10.16%
EQ/Core Bond Index...........    1.71%     2.07%
EQ/Intermediate
  Government Bond............    0.75%     1.19%
EQ/Large Cap Value
  Index......................   12.20%    12.26%
EQ/MFS International
  Growth.....................   -5.74%    -5.35%
EQ/Mid Cap Index.............    8.58%     8.64%
EQ/Money Market..............   -0.75%    -0.27%
EQ/PIMCO Ultra Short
  Bond.......................   -0.45%    -0.44%
EQ/Quality Bond PLUS.........    2.14%     2.58%
EQ/Small Company
  Index......................    4.49%     4.49%
EQ/T. Rowe Price
  Growth Stock...............    7.83%     8.27%
EQ/UBS Growth &
  Income.....................   13.62%    14.09%
Fidelity(R) VIP Contrafund(R)
  Portfolio..................   11.03%    11.42%
Franklin Income
  VIP Fund...................    4.22%     4.27%
Franklin Rising Dividends
  VIP Fund...................    8.34%     8.34%


 FSA-58

MONY AMERICA VARIABLE ACCOUNT L
OF MONY LIFE INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018




7.  FINANCIAL HIGHLIGHTS




TOTAL RETURN***             SHARE CLASS+         2018             2017              2016                2015
-------------------------  --------------  -----------------  --------------  ------------------  -----------------
                                             LOW     HIGH      LOW    HIGH      LOW      HIGH       LOW      HIGH
                                           --------  -------  ------  ------  --------  --------  --------  -------
Invesco V.I. Diversified
  Dividend Fund..........     Series 1      -7.90%    -7.90%   8.20%   8.20%   14.41%    14.41%      1.71%    1.71%
Invesco V.I. Global Core
  Equity Fund............     Series 1     -15.61%   -15.61%  22.47%  22.47%    6.44%     6.44%     -1.77%   -1.77%
Invesco V.I. Health Care
  Fund...................     Series 1       0.55%     0.55%  15.42%  15.42%  -11.77%   -11.77%      2.80%    2.80%
Invesco V.I. Technology
  Fund...................     Series 1      -0.80%    -0.80%  34.66%  34.66%   -1.10%    -1.10%      6.44%    6.44%
Janus Henderson VIT
  Balanced Portfolio.....   Institutional   -0.08%     0.33%  17.55%  18.02%    3.82%     4.24%     -0.13%    0.27%
Janus Henderson
  Enterprise Portfolio...   Institutional   -1.16%    -0.76%  26.47%  26.98%   11.53%    11.97%      3.25%    3.67%
Janus Henderson Forty
  Portfolio..............   Institutional    1.22%     1.62%  29.34%  29.86%    1.43%     1.84%     11.38%   11.83%
Janus Henderson Forty
  Portfolio..............      Service       1.36%     1.36%  29.54%  29.54%    1.59%     1.59%     11.55%   11.55%
Janus Henderson Global
  Research Portfolio.....   Institutional   -7.57%    -7.19%  26.08%  26.58%    1.30%     1.71%     -3.02%   -2.63%
Janus Henderson
  Overseas Portfolio.....      Service     -15.43%   -15.43%  30.35%  30.35%   -7.03%    -7.03%     -9.12%   -9.12%
MFS(R) Utilities Series..      Initial       0.70%     0.70%  14.43%  14.43%   11.08%    11.08%    -14.82%  -14.82%
Oppenheimer Global
  Fund/VA................      Service     -13.70%   -13.70%  35.84%  35.84%   -0.50%    -0.50%      3.31%    3.31%
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).............  Administrative   -4.53%    -4.53%   8.25%   8.25%    3.68%     3.68%     -4.37%   -4.37%


TOTAL RETURN***                 2014
-------------------------  ------------------
                             LOW      HIGH
                           --------  --------
Invesco V.I. Diversified
  Dividend Fund..........   12.39%    12.49%
Invesco V.I. Global Core
  Equity Fund............    0.32%     0.34%
Invesco V.I. Health Care
  Fund...................   19.23%    19.28%
Invesco V.I. Technology
  Fund...................   10.65%    10.65%
Janus Henderson VIT
  Balanced Portfolio.....    7.71%     8.13%
Janus Henderson
  Enterprise Portfolio...   11.68%    12.13%
Janus Henderson Forty
  Portfolio..............    7.94%     8.38%
Janus Henderson Forty
  Portfolio..............    8.09%     8.10%
Janus Henderson Global
  Research Portfolio.....    6.70%     7.15%
Janus Henderson
  Overseas Portfolio.....  -12.41%   -12.41%
MFS(R) Utilities Series..   12.33%    12.34%
Oppenheimer Global
  Fund/VA................    1.71%     1.71%
PIMCO Global Bond
  Opportunities Portfolio
  (Unhedged).............    1.90%     1.92%

(a) AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

8.    SUBSEQUENT EVENTS

All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.



 FSA-59

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                                                                                                   Page
                                                                                                                   -----
Report of Independent Registered Public Accounting Firm...........................................................  F-1

Financial Statements -- Statutory Basis:
 Balance Sheets -- Statutory Basis, December 31, 2018 and December 31, 2017.......................................  F-2
 Statements of Operations -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-3
 Statements of Changes in Capital and Surplus -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016....  F-4
 Statements of Cash Flows -- Statutory Basis, Years Ended December 31, 2018, 2017 and 2016........................  F-5

Notes to Financial Statements -- Statutory Basis
 Note 1 -- Organization and Description of Business...............................................................  F-6
 Note 2 -- Summary Significant Accounting Policies................................................................  F-6
 Note 3 -- Investments............................................................................................ F-13
 Note 4 -- Joint Ventures, Partnerships and Limited Liability Companies........................................... F-18
 Note 5 -- Investment Income...................................................................................... F-18
 Note 6 -- Derivative Instruments................................................................................. F-18
 Note 7 -- Income Taxes........................................................................................... F-19
 Note 8 -- Information Concerning Parent, Subsidiaries and Affiliates............................................. F-22
 Note 9 -- Capital and Surplus and Shareholders Dividend Restrictions............................................. F-23
 Note 10 -- Commitments and Contingencies......................................................................... F-23
 Note 11 -- Fair value of Other Financial Instruments............................................................. F-25
 Note 12 -- Reinsurance Agreements................................................................................ F-27
 Note 13 -- Reserves for Life Contracts and Deposit Type Contracts................................................ F-28
 Note 14 -- Variable Annuity Contracts -- Guaranteed Minimum Death Benefit ("GMDB") and Guaranteed Minimum Income
            Benefit ("GMIB")...................................................................................... F-28
 Note 15 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics.......... F-29
 Note 16 -- Premium and Annuity Considerations Deferred and Uncollected........................................... F-30
 Note 17 -- Separate Accounts..................................................................................... F-30
 Note 18 -- Loss/Claim Adjustment Expenses........................................................................ F-31
 Note 19 -- Debt and Federal Home Loan Bank....................................................................... F-33
 Note 20 -- Share-based Compensation.............................................................................. F-33
 Note 21 -- Subsequent Events..................................................................................... F-33

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

OPINION ON THE STATUTORY FINANCIAL STATEMENTS

We have audited the accompanying balance sheets -- statutory basis of MONY Life Insurance Company of America (the "Company") as of December 31, 2018 and 2017, and the related statements of operations -- statutory basis, of changes in capital and surplus -- statutory basis, and of cash flows - statutory basis for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As discussed in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. As discussed in Note 2, the effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory financial statements and accounting principles generally accepted in the United States of America are material.

In our opinion, the statutory financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance.

BASIS FOR OPINION

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these statutory financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

April 12, 2019

We have served as the Company's auditor since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Company.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                       BALANCE SHEETS -- STATUTORY BASIS
                          DECEMBER 31, 2018 AND 2017

                                                      2018        2017
                                                   ----------  ----------
                                                        (IN MILLIONS)
ADMITTED ASSETS:
Cash and invested assets:
  Cash, cash equivalents and short-term
   investments.................................... $     48.8  $     37.7
  Fixed maturities................................    1,069.7     1,025.6
  Common stocks...................................       55.0        48.6
  Mortgage loans..................................       17.0        17.0
  Policy loans....................................      109.9        57.2
  Derivatives and other invested assets...........       19.7        89.3
                                                   ----------  ----------
   Total invested assets..........................    1,320.1     1,275.4
Investment due and accrued........................       11.3         9.6
Net deferred tax asset............................       14.3        10.5
Other assets......................................       78.3        12.3
Separate Accounts assets..........................    2,280.8     2,427.3
                                                   ----------  ----------
   TOTAL ASSETS................................... $  3,704.8  $  3,735.1
                                                   ==========  ==========

LIABILITIES AND CAPITAL AND SURPLUS:
Liabilities:
Policy reserves and deposit type-funds............ $  1,311.8  $  1,028.8
Policy and contract claims........................       22.1        14.3
Transfer to (from) Separate Accounts due and
  accrued.........................................     (193.1)     (185.8)
Asset valuation reserve...........................       15.8        14.9
Amounts withheld by company as agent..............       11.6        93.5
Other liabilities.................................       51.5        74.0
Separate Accounts liabilities.....................    2,262.7     2,408.4
                                                   ----------  ----------
   Total liabilities..............................    3,482.4     3,448.1
                                                   ----------  ----------

Commitments and contingencies (Note 10)

Capital and surplus:
  Common stock, $1.00 per share par value,
   5,000,000 shares authorized, 2,500,000 million
   shares issued and outstanding..................        2.5         2.5
  Paid-in surplus.................................      463.2       393.2
  Unassigned surplus (deficit)....................     (243.3)     (108.7)
                                                   ----------  ----------
   Total capital and surplus......................      222.4       287.0
                                                   ----------  ----------
   TOTAL LIABILITIES AND CAPITAL AND SURPLUS...... $  3,704.8  $  3,735.1
                                                   ==========  ==========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                     2018      2017      2016
                                                   --------  --------  --------
                                                           (IN MILLIONS)
PREMIUMS AND OTHER REVENUES:
Premiums and annuity considerations............... $  591.4  $  519.4  $  457.9
Net investment income.............................     49.2      40.2      33.2
Commission and expense allowance on reinsurance
  ceded...........................................     25.1      27.4      26.6
Income from fees associated with Separate Accounts     49.1      49.5      49.4
Other income......................................      1.9       2.5       2.2
                                                   --------  --------  --------
   Total premiums and other revenues..............    716.7     639.0     569.3
                                                   --------  --------  --------

BENEFITS AND EXPENSES:
Policyholder benefits.............................    127.8      88.8      90.0
Increase (decrease) in reserves...................    282.2     253.9     205.5
Separate Accounts' modified coinsurance
  reinsurance.....................................    110.6     110.2     120.6
Commissions.......................................    118.0     109.9     103.0
Operating expenses................................    147.8     150.2     143.7
Transfer to or (from) Separate Accounts, net......     12.5     (17.3)    (62.6)
                                                   --------  --------  --------
   Total benefits and expenses....................    798.9     695.7     600.2
                                                   --------  --------  --------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................    (82.2)    (56.7)    (30.9)
FIT expense (benefit) incurred (excluding tax on
  capital gains)..................................      7.6     (21.3)    (13.0)
                                                   --------  --------  --------
Net gain (loss) from operations...................    (89.8)    (35.4)    (17.9)
Net realized capital gains (losses), net of tax...      1.0      23.2      (5.1)
                                                   --------  --------  --------
   Net income (loss).............................. $  (88.8) $  (12.2) $  (23.0)
                                                   ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                          UNASSIGNED
                                                    COMMON     PAID-IN     SURPLUS    TOTAL CAPITAL
                                                    STOCK      SURPLUS    (DEFICIT)    AND SURPLUS
                                                   --------- ----------- -----------  -------------
                                                                     (IN MILLIONS)
BALANCES AS OF JANUARY 1, 2016.................... $     2.5 $     393.2 $     (59.3)  $      336.4
   Net income (loss)..............................        --          --       (23.0)         (23.0)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        13.1           13.1
   Change in asset valuation reserve..............        --          --         1.3            1.3
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         2.5            2.5
   Changes in surplus as a result of reinsurance..        --          --       (20.3)         (20.3)
   Other changes to surplus.......................        --          --        (7.3)          (7.3)
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2016.................. $     2.5 $     393.2 $     (93.0)  $      302.7
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2017.................... $     2.5 $     393.2 $     (93.0)  $      302.7
   Net income (loss)..............................        --          --       (12.2)         (12.2)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --        22.0           22.0
   Change in asset valuation reserve..............        --          --        (2.7)          (2.7)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --        (6.5)          (6.5)
   Changes in surplus as a result of reinsurance..        --          --       (21.5)         (21.5)
   Other changes to surplus.......................        --          --         5.2            5.2
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2017.................. $     2.5 $     393.2 $    (108.7)  $      287.0
                                                   ========= =========== ===========   ============

BALANCES AS OF JANUARY 1, 2018.................... $     2.5 $     393.2 $    (108.7)  $      287.0
   Net income (loss)..............................        --          --       (88.8)         (88.8)
   Change in net unrealized capital gains
     (losses), net of tax.........................        --          --       (28.1)         (28.1)
   Change in asset valuation reserve..............        --          --        (0.9)          (0.9)
   Change in net admitted deferred tax asset
     excluding tax on unrealized gains............        --          --         4.8            4.8
   Changes in surplus as a result of reinsurance..        --          --       (19.8)         (19.8)
   Other changes to surplus.......................        --          --        (1.8)          (1.8)
   Paid-in surplus................................        --        70.0          --           70.0
                                                   --------- ----------- -----------   ------------
BALANCES AS OF DECEMBER 31, 2018.................. $     2.5 $     463.2 $    (243.3)  $      222.4
                                                   ========= =========== ===========   ============

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                            2018      2017      2016
                                                          --------  --------  --------
                                                                  (IN MILLIONS)
CASH FROM OPERATIONS:
  Premiums and other considerations...................... $  593.9  $  516.6  $  457.2
  Net investment income..................................     47.6      37.0      32.1
  Other income...........................................     56.7      57.2      57.2
  Policyholder benefits..................................   (119.5)    (80.8)    (96.4)
  Net transfer (to) from Separate Accounts...............    (19.9)     (7.0)     50.7
  Commissions, expenses, other deductions................   (376.6)   (360.2)   (365.8)
  Federal income taxes (paid) recovered..................       --       7.8       6.9
                                                          --------  --------  --------
     NET CASH FROM (USED IN) OPERATIONS..................    182.2     170.6     141.9
                                                          --------  --------  --------

CASH FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
   Fixed maturities......................................    284.8     343.8      78.0
   Derivatives and other miscellaneous proceeds..........     44.9      77.2      20.1
                                                          --------  --------  --------
     Total investment proceeds...........................    329.7     421.0      98.1
  Cost of investments acquired:
   Fixed maturities......................................   (339.1)   (663.1)   (261.6)
   Common stocks.........................................     (2.0)       --        --
   Mortgage loans........................................       --        --     (17.0)
   Change in policy loans................................    (53.0)    (12.0)    (16.9)
   Derivatives and other miscellaneous payments..........     (9.7)    (40.6)    (32.7)
                                                          --------  --------  --------
     Total investments acquired..........................   (403.8)   (715.7)   (328.2)
                                                          --------  --------  --------
     NET CASH PROVIDED BY (USED IN) INVESTING
       ACTIVITIES........................................    (74.1)   (294.7)   (230.1)
                                                          --------  --------  --------

CASH FROM (USED IN) FINANCING ACTIVITIES AND
MISCELLANEOUS SOURCES:
  Amounts withheld or retained by company as agent.......    (81.9)     35.7      38.4
  Other cash provided (applied)..........................    (15.1)     18.8      (7.0)
                                                          --------  --------  --------
   NET CASH FROM (USED IN) FINANCING ACTIVITIES AND
     MISCELLANEOUS SOURCES...............................    (97.0)     54.5      31.4
                                                          --------  --------  --------

Net change in cash, cash equivalents, and short-term
  investments............................................     11.1     (69.6)    (56.8)
Cash, cash equivalents and short-term investments,
  beginning of year......................................     37.7     107.3     164.1
                                                          --------  --------  --------
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END
  OF YEAR................................................ $   48.8  $   37.7  $  107.3
                                                          ========  ========  ========

             See Notes to Financial Statements -- Statutory Basis.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

               NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS

1) ORGANIZATION AND DESCRIPTION OF BUSINESS

   MONY Life Insurance Company of America (herein referred to as either "MLOA" or the "Company") is an Arizona stock life insurance company whose primary business is to provide life insurance, annuity and group employee benefit products to both individuals and businesses. MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Equitable Holdings"). Prior to May 14, 2018, Equitable Holdings was a direct wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management. As of December 31, 2018, AXA owned approximately 59% of the outstanding common stock of Equitable Holdings.

   In 2013, the Company entered into a reinsurance agreement ("Reinsurance Agreement") with Protective Life Insurance Company ("Protective") to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business. For additional information on the Reinsurance Agreements see Note 12.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   USE OF ESTIMATES IN PREPARATION OF THE FINANCIAL STATEMENTS

   The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

   Some of the significant estimates include those used in determining measurement of an impairment; valuation of investments, including derivatives (in the absence of quoted market values) and the recognition of other than temporary impairments; aggregate reserves; claim liabilities; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters, if applicable.

   Significant Accounting Policies

   The accompanying financial statements of MLOA have been prepared in conformity with accounting practices prescribed or permitted by the Arizona Department of Insurance ("SAP").

   The Arizona Department of Insurance recognizes only SAP for determining and reporting the financial condition and results of operations of an insurance company in order to determine its solvency under the Arizona State Insurance Laws. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the State of Arizona. NAIC SAP is comprised of the Preamble, the Statements of Statutory Accounting Principles ("SSAP"), and Appendices.

   ACCOUNTING CHANGES

   Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles are reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. During 2018, 2017 and 2016, there were no new accounting changes that had a material effect on the Company's financial statements.

   NEW ACCOUNTING PRONOUNCEMENT:

   Principal based reserving ("PBR") is a new method of calculating life insurance reserves for term and universal life with secondary guarantees. Adoption of the PBR is optional until January 1, 2020, when it is effective and only applies to new business sold after the Company adopts the methodology. The Company has begun selling PBR-based universal life type products in 2018 and will continue to grow our portfolio of PBR-based products during the PBR phase in period.

   DIFFERENCE BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP") AND SAP

   The differences between statutory surplus and capital stock determined in accordance with SAP and total shareholder's equity under GAAP are primarily:

    (a)the inclusion in SAP of an Asset Valuation Reserve ("AVR");

    (b)policy reserves and deposit life funds under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;

    (c)certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods;

    (d)under SAP, Federal income taxes are provided on the basis of amounts currently payable and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on earnings. Further, deferred tax assets are reflected to the extent the probability of realization is more likely than not and admissibility of deferred tax assets than are considered realizable is limited while under GAAP, current and deferred Federal income taxes are reported in both income and comprehensive income and deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Deferred tax assets are subject to a similar realization assessment under GAAP;

    (e)the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral under SAP of interest-related realized capital gains and losses on fixed income investments through the Interest Maintenance Reserve ("IMR") intended to stabilize surplus from fluctuations in the value of the investment portfolio;

    (f)the valuation of the investment in AllianceBernstein L.P.
       ("AllianceBernstein") under SAP reflects a portion of the market value change rather than the equity in the underlying net assets as required under GAAP;

    (g)certain assets, primarily prepaid assets, certain deferred taxes and computer software development costs, are not admissible under SAP but are admissible under GAAP;

    (h)the fair valuing of all acquired assets and liabilities including VOBA and intangible assets required for GAAP purchase accounting is not recognized in SAP;

    (i)reserves and reinsurance recoverables on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively, under SAP while under GAAP these reinsured amounts are reflected as an asset;

    (j)under SAP, premiums, regardless of policy type, are recognized when due and include the change in the deferred premium asset while under GAAP revenue recognition varies by product type and does not include the change in deferred premiums; and

    (k)derivatives unrealized gains and losses flow through surplus under SAP but through income under GAAP.

   The effects of the differences between GAAP and SAP on the accompanying statutory financial statements are material.

   Other Accounting Policies

   RECOGNITION OF PREMIUM AND RELATED EXPENSES

   Premiums, considerations and purchase payments are generally recognized as income when due. Payments on deposit-type contracts are recorded to the policy reserve. Policy acquisition costs incurred in connection with the acquiring of new business, such as commissions, underwriting, agency and policy issuance expenses, are charged to operations as incurred.

   REINSURANCE CEDED

   Policy and contract liabilities ceded to reinsurers under coinsurance agreements have been reported as reductions of the related reserves. Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to earnings. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability for unauthorized reinsurers are credited or charged to surplus. Any increase in surplus net of tax resulting from a new reinsurance agreement is recognized as a direct credit to surplus. Recognition of the surplus increase as income is amortized net of tax as earnings emerge from the business reinsured, with no additional impact to surplus. Losses from new reinsurance treaties are expensed immediately.

   VALUATION OF INVESTMENTS

   Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated at the lowest category are valued at lower of amortized cost or fair market value. The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased. For other than temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.

   Mortgage backed and assets backed bonds are amortized using the effective interest method including anticipated prepayments from the date of purchase; significant changes in the estimated cash flows from original purchase assumptions are accounted for using the retrospective method. Mortgage backed and asset backed bonds carrying values are adjusted for impairment deemed to be other than temporary through write-downs recorded as realized capital losses.

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate.

   Publicly traded unaffiliated common stocks are stated at market value; common stocks not publicly traded are stated at fair value. Common stock values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Preferred stocks are included with fixed maturities. They are stated principally at amortized cost and are adjusted to regulatory mandated values through the establishment of a valuation allowance, and for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses. The preferred stock investments include real estate investment trusts ("REIT") nonredeemable and redeemable preferred stock. Preferred stock investments may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   Short-term investments are stated at cost or amortized cost, which approximates market value.

   Cash and cash equivalents includes cash on hand, money market funds, amounts due from banks, highly liquid debt instruments purchased with a maturity of three months or less, and certificates of deposit with a maturity of one year or less.

   Mortgage loans on real estate are stated at unpaid principal balances net of unamortized discounts or premiums, fees and valuation allowances. Valuation allowances are established for mortgage loans that are considered impaired by management and recorded based on the difference between collateral value less estimated sales costs and the amortized cost of the mortgage loan. A mortgage loan that is considered other than temporary impairment impaired by management is written down to collateral value less estimated sales costs with the write-down recorded as a realized capital loss. Mortgage loans for which foreclosure is probable are considered other than temporary impairment impaired by management.

   Policy loans are stated at unpaid principal balances.

   Equity partnership investments are accounted for using the equity method. Changes in the equity value are recorded to unrealized capital gains and losses, unless partnership values are adjusted for impairments in value deemed to be other than temporary through write-downs recorded as realized capital losses.

   Real estate acquired in satisfaction of debt is valued at the lower of unpaid principal balance or estimated fair value at the date of acquisition. Real estate held for investment is reviewed for impairment annually and whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Impaired real estate is written down to fair value with the impairment loss being included in net realized capital losses. Real estate which management has committed to disposing of by sale or abandonment is carried at the lower of estimated fair value less disposition costs or depreciated cost. Real estate held for sale is reviewed quarterly with the shortfall recorded as impairment with a corresponding charge to net realized capital losses. As of December 31, 2018, the Company has no real estate.

   Real estate joint ventures are reported principally on the equity method of accounting. The results of real estate joint ventures are adjusted for depreciation, write-downs and valuation allowances. As of December 31, 2018, the Company has no real estate joint ventures.

   Depreciation of directly owned real estate and real estate owned by joint ventures is computed using the straight line method, generally ranging from 40 to 50 years. As of December 31, 2018, the Company has no real estate.

   All insurance subsidiaries are reported at their respective statutory net equity values. Currently, the only affiliate investment the Company has is AllianceBernstein. The reporting valuation bases for all other subsidiaries (excluding AllianceBernstein L.P. ("AllianceBernstein")) are reported principally on the equity method of accounting. The Company adopted the market valuation method as the reporting valuation basis for its ownership of AllianceBernstein units in order to conform to the provisions of NAIC
   SAP. The Company and insurance affiliates petitioned and received from the Securities Valuation Office (SVO) a valuation of its AllianceBernstein units.

   Derivatives are used for asset/liability risk management. If the hedging relationship is effective, the derivative is accounted for in the same manner as the hedged item. If the derivative is not in an effective hedging relationship, the derivative is marked to fair value by recording an unrealized gain or loss (see Note 6 for additional information).

   In addition, MLOA has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies, or, for some counterparties, investment-grade corporate bonds.

   REALIZED INVESTMENT GAINS (LOSSES) AND UNREALIZED CAPITAL GAINS (LOSSES)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of net income. The change in unrealized capital gains (losses) is presented as a component of change in surplus.

   The AVR and IMR are required under SAP. The AVR for the General Account and Separate Accounts for which MLOA bears the investment risk is determined by a specified formula and provides for possible future investment losses through charges to capital and surplus. The AVR requires reserves for bonds, preferred stocks, common stocks, mortgage loans on real estate, real estate, and other investments. The IMR captures, for all types of fixed income investments, the realized investment gains and losses which result from changes in the overall level of interest rates. These deferred investment gains or losses are amortized into income over the remaining term to maturity of the investments sold.

   FAIR VALUE OF FINANCIAL INSTRUMENTS

   Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company determines fair value based upon quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   SEPARATE ACCOUNTS

   Separate Accounts' assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contract holders. Approximately 81 percent of these assets consist of securities reported at market value and 19 percent consist of fixed maturity securities carried at amortized cost in a book value Separate Accounts. Premiums, benefits and expenses of the Separate Accounts are included in the Company's Statements of Operations--Statutory Basis.

   Under the Protective Reinsurance Agreement, Separate Accounts products subject to the Agreement are ceded on a modified coinsurance ("MODCO") basis, with Separate Accounts' assets and liabilities remaining with MLOA. The Separate Accounts net gains from operations and fees associated with these Separate Accounts contracts (recorded to "Other income") and the Net transfers to or (from) Separate Accounts are ceded to Protective, and included in the "Separate Accounts' modified coinsurance reinsurance" line in the Statements of Operations -- Statutory Basis.

   NONADMITTED ASSETS

   Certain assets designated as "nonadmitted" (certain deferred taxes, prepaid expenses, furniture and equipment, leasehold improvements, accrued interest on certain investments, intangible asset, and non-operating system software expenses) are excluded from assets and statutory surplus.

   POLICY AND CONTRACT CLAIMS

   Policy and contract claim expenses are reported in the period when the Company determines they are incurred. The claim liability would include an estimate for claims incurred but not reported.

   AGGREGATE RESERVES

   Aggregate reserves for insurance and annuity policies are generally computed under the Commissioners' Reserve Valuation Method and Commissioners' Annuity Reserve Valuation Method, respectively, or otherwise under the net level premium method or comparable method, and are subject to reserve adequacy testing. Reserves for the indexed universal life products introduced in 2018 are principle-based reserves computed in accordance with NAIC VM-20.

   Benefit reserves are computed using statutory mortality and interest requirements and are generally determined without consideration of future withdrawals. Interest rates used in establishing such reserves range from 3.5% to 6.0% for life insurance reserves.

   FEDERAL INCOME TAXES

   The Company has a tax sharing agreement with Equitable Holdings and is included in a consolidated federal income tax return together with Equitable Holdings and other affiliates. In accordance with the tax sharing agreement, tax expense is based on a separate company computation. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis. For more information see Note 7.

   Revision of Prior Period Financial Statements

   During the second quarter of 2018 and 2016, management identified errors in the calculation of reserves, which included: (i) an error that was primarily the result of modeling errors impacting the statutory valuation system for no lapse guarantee in-force products utilizing the calculations under AG 37 and AG 38; and (ii) an error in the calculation of universal life reserves as the cash surrender value of enhance riders was not included in the cash surrender value yield used to floor the statutory reserves. Management concluded that the errors were not material to the December 31, 2017 and 2016 financial Statements. However, in order to improve the consistency and comparability of the financial statements, management revised the 2017 and 2016 financial statements to correct for these errors.

   The following tables present line items in the Company's financial statements--statutory basis as of and for the year ended December 31, 2017 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                          December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
     BALANCE SHEETS -- STATUTORY BASIS
LIABILITIES AND CAPITAL AND SURPLUS:
Policy reserves and deposit-type funds....... $      1,013.1  $       15.7  $   1,028.8
                                              --------------  ------------  -----------
   Total Liabilities.........................        3,432.4          15.7      3,448.1
Capital and surplus:
   Capital and Surplus.......................          302.7         (15.7)       287.0
                                              --------------  ------------  -----------
   Total Liabilities and Capital and Surplus. $      3,735.1  $         --  $   3,735.1
                                              ==============  ============  ===========

                                                     Year Ended December 31, 2017
                                              -----------------------------------------
                                                As Reported    Adjustments   As Revised
                                              --------------  ------------  -----------
                                                            (in millions)
 STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves.............. $        255.1  $       (1.2) $     253.9
   Total Expenses............................          696.9          (1.2)       695.7
                                              --------------  ------------  -----------
Net gain (loss) from operations before
  federal income taxes ("FIT")...............          (57.9)          1.2        (56.7)
FIT expense (benefit) incurred (excluding
  tax on capital gains)......................          (22.3)          1.0        (21.3)
                                              --------------  ------------  -----------
Net gain (loss) from operations..............          (35.6)          0.2        (35.4)
                                              --------------  ------------  -----------
   Net income (loss)......................... $        (12.4) $        0.2  $     (12.2)
                                              ==============  ============  ===========

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS
             -- STATUTORY BASIS
Balance, beginning of year:
   Unassigned surplus (deficit).............. $        (77.1) $      (15.9) $     (93.0)
                                              --------------  ------------  -----------
   Total capital and surplus.................          318.6         (15.9)       302.7
Net income (loss)............................          (12.4)          0.2        (12.2)
                                              --------------  ------------  -----------
Net change in Capital and Surplus............          (15.9)          0.2        (15.7)
Balance, end of year:
   Unassigned surplus (deficit)..............          (93.0)        (15.7)      (108.7)
                                              --------------  ------------  -----------
   Total capital and surplus................. $        302.7  $      (15.7) $     287.0
                                              ==============  ============  ===========

   The following tables present line items in the Company's financial statements -statutory basis for the year ended December 31, 2016 that have been affected by the revisions. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the adjustments, and the amounts as currently revised.

                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
   STATEMENT OF OPERATIONS -- STATUTORY BASIS
BENEFITS AND EXPENSES:
Increase (decrease) in reserves................... $     199.1  $       6.4  $     205.5
                                                   -----------  -----------  -----------
  Total benefits and expenses.....................       593.8          6.4        600.2
                                                   -----------  -----------  -----------
Net gain (loss) from operations before federal
  income taxes ("FIT")............................       (24.5)        (6.4)       (30.9)
FIT incurred (excluding tax on capital gains).....       (15.2)         2.2        (13.0)
                                                   -----------  -----------  -----------
Net gain (loss) from operations...................        (9.3)        (8.6)       (17.9)
                                                   -----------  -----------  -----------
  Net income (loss)............................... $     (14.4) $      (8.6) $     (23.0)
                                                   ===========  ===========  ===========

 STATEMENT OF CHANGES IN CAPITAL AND SURPLUS --
                 STATUTORY BASIS
                                                        Year Ended December 31, 2016
                                                   -------------------------------------
                                                   As Reported  Adjustments   As Revised
                                                   -----------  -----------  -----------
                                                               (in millions)
Balance, beginning of year:
  Unassigned surplus (deficit).................... $     (42.9) $     (16.4) $     (59.3)
                                                   -----------  -----------  -----------
  Total capital and surplus.......................       352.8        (16.4)       336.4
Net income (loss).................................       (14.4)        (8.6)       (23.0)
Prior year correction.............................        (9.1)         9.1           --
                                                   -----------  -----------  -----------
Net change in Capital and Surplus.................       (34.2)         0.5        (33.7)
Balance, end of year:
  Unassigned surplus (deficit)....................       (77.1)       (15.9)       (93.0)
                                                   -----------  -----------  -----------
  Total capital and surplus....................... $     318.6  $     (15.9) $     302.7
                                                   ===========  ===========  ===========

   Reconciliation of Annual Statement to Audited Financial Statements

   As a result of the aforementioned adjustments, there is a difference between the accompanying audited statutory financial statements and the 2018, 2017 and 2016 Annual Statement filed with the NAIC and the Arizona Department of Insurance. The 2018, 2017 and 2016 annual statements reflect the misstatements in accordance with SSAP#3 as a correction of a prior year error as a direct change to surplus.

   Listed below is the reconciliation between the accompanying audited financial statements and the Annual Statement as filed:

                                                                                      TOTAL
                                                                                   LIABILITIES
                                                              TOTAL    CAPITAL AND SURPLUS AND
                                              TOTAL ASSETS LIABILITIES   SURPLUS   OTHER FUNDS   NET INCOME
                    2018                      ------------ ----------- ----------- ------------ -----------
                                                                      (IN MILLIONS)
Annual Statement, as filed................... $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (89.4)
Adjustment for reserves......................           --          --          --           --         0.6
                                              ------------  ---------- ----------- ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,704.8  $  3,482.4 $     222.4 $    3,704.8 $     (88.8)
                                              ============  ========== =========== ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2017                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,735.1 $    3,432.4 $      302.7  $    3,735.1 $     (12.4)
Adjustment for reserves......................           --         15.7        (15.7)           --         0.2
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,735.1 $    3,448.1 $      287.0  $    3,735.1 $     (12.2)
                                              ============ ============ ============  ============ ===========

                                                                                         Total
                                                                                      Liabilities
                                                              Total      Capital and  Surplus and
                                              Total Assets Liabilities     Surplus    Other Funds   Net Income
                    2016                      ------------ ------------ ------------  ------------ -----------
                                                                        (in millions)
Annual Statement, as filed................... $    3,155.6 $    2,837.0 $      318.6  $    3,155.6 $     (14.4)
Adjustment for reserves......................          1.0         16.4        (15.9)          1.0        (8.6)
                                              ------------ ------------ ------------  ------------ -----------
Audited statutory financial statements as
  reported herein............................ $    3,156.6 $    2,853.4 $      302.7  $    3,156.6 $     (23.0)
                                              ============ ============ ============  ============ ===========

3) INVESTMENTS

   Fixed Maturities and Common Stock

   The following tables provide additional information relating to fixed maturities and common stock held:

                                                           GROSS      GROSS    ESTIMATED
                                               CARRYING  UNREALIZED UNREALIZED   FAIR
                                                VALUE      GAINS      LOSSES     VALUE
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2018
-----------------
Fixed Maturities:
U.S. Government.............................. $      8.5  $     0.1 $      0.2 $      8.4
Special Revenue and Special Assess.
  Obligations................................        0.5        0.3         --        0.8
Political Subdivisions of States and
  Territories................................        3.6        0.1         --        3.7
Industrial and Miscellaneous (Unaffiliated)..    1,052.9        2.2       54.4    1,000.7
Preferred Stocks.............................        4.2         --        0.4        3.8
                                              ----------  --------- ---------- ----------
  Total Fixed Maturities..................... $  1,069.7  $     2.7 $     55.0 $  1,017.4
                                              ==========  ========= ========== ==========

                                                           GROSS      GROSS
                                               CARRYING  UNREALIZED UNREALIZED ADJUSTED
                                                VALUE      GAINS      LOSSES     COST
                                              ---------- ---------- ---------- ----------
                                                             (IN MILLIONS)
Common Stocks:
Unaffiliated................................. $      2.0  $      -- $       -- $      2.0
                                              ----------  --------- ---------- ----------
  Total Unaffiliated Common Stocks........... $      2.0  $      -- $       -- $      2.0
                                              ==========  ========= ========== ==========

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized Estimated Fair
                                                Value      Gains      Losses       Value
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
December 31, 2017
-----------------
Fixed Maturities:
U.S. Government.............................. $    194.3  $     1.0  $     0.3  $       195.0
Special Revenue and Special Assess.
  Obligations................................        0.5         --         --            0.5
Political Subdivisions of States and
  Territories................................        4.5        0.2         --            4.7
Industrial and Miscellaneous (Unaffiliated)..      822.1       18.1        2.4          837.8
Preferred Stocks.............................        4.2         --         --            4.2
                                              ----------  ---------  ---------  -------------
Total Fixed Maturities....................... $  1,025.6  $    19.3  $     2.7  $     1,042.2
                                              ==========  =========  =========  =============

                                                           Gross      Gross
                                               Carrying  Unrealized Unrealized
                                                Value      Gains      Losses   Adjusted Cost
                                              ---------- ---------- ---------- --------------
                                                               (in millions)
Common Stocks:
Unaffiliated................................. $       --  $      --  $      --  $          --
                                              ----------  ---------  ---------  -------------
  Total Unaffiliated Common Stocks........... $       --  $      --  $      --  $          --
                                              ==========  =========  =========  =============

   Proceeds from sales of investments in fixed maturities and common stocks during 2018, 2017 and 2016 were $264.7 million, $300.4 million and $16.3 million, respectively. Gross gains of $0.7 million in 2018, $9.7 million in 2017 and $0.1 million in 2016 and gross losses of $8.2 million in 2018, $6.8 million in 2017 and $0.1 million in 2016, respectively were realized on these sales.

   The carrying value and estimated fair value of fixed maturities at December 31, 2018, by contractual maturity are as follows:

                                                             ESTIMATED FAIR
                                              CARRYING VALUE     VALUE
                                              -------------- --------------
                                                      (IN MILLIONS)
Due in one year or less......................  $         0.3  $         0.6
Due after one year through five years........           60.8           61.6
Due after five years through ten years.......          659.0          639.7
Due after ten years..........................          345.2          311.5
Mortgage-backed securities...................            0.2            0.2
Preferred stocks.............................            4.2            3.8
                                               -------------  -------------
Total Fixed maturities.......................  $     1,069.7  $     1,017.4
                                               =============  =============

   Fixed maturities not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews the Company's securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   The following table discloses fixed maturities (235 issues) and (56 issues), respectively, that have been in a continuous unrealized loss position for less than a twelve month period or greater than a twelve month period as of December 31, 2018 and 2017, respectively (in millions):

                                                LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                               --------------------- --------------------- ---------------------
                                               ESTIMATED    GROSS    ESTIMATED    GROSS    ESTIMATED    GROSS
                                                  FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
                                                 VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2018
Fixed Maturities:
U.S. Government............................... $       -- $       -- $      4.6 $      0.2 $      4.6 $      0.2
Industrial and Miscellaneous (Unaffiliated)...      372.8       15.6      470.6       38.8      843.4       54.4
Preferred Stocks..............................        1.9        0.1        1.9        0.3        3.8        0.4
                                               ---------- ---------- ---------- ---------- ---------- ----------
Total Fixed Maturities........................ $    374.7 $     15.7 $    477.1 $     39.3 $    851.8 $     55.0
                                               ========== ========== ========== ========== ========== ==========

                                                Less than 12 Months   12 Months or Longer          Total
                                               --------------------- --------------------- ---------------------
                                                            Gross                 Gross                 Gross
                                               Estimated  Unrealized Estimated  Unrealized Estimated  Unrealized
                                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
                                               ---------- ---------- ---------- ---------- ---------- ----------
                                                                         (in millions)
December 31, 2017
-----------------
Fixed Maturities:
  U.S. Government............................. $     16.2 $      0.2 $      3.5 $      0.1 $     19.7 $      0.3
  Industrial and Miscellaneous (Unaffiliated).      126.5        1.1       44.5        1.3      171.0        2.4
  Preferred Stocks............................        2.2         --         --         --        2.2         --
                                               ---------- ---------- ---------- ---------- ---------- ----------

Total Fixed Maturities........................ $    144.9 $      1.3 $     48.0 $      1.4 $    192.9 $      2.7
                                               ========== ========== ========== ========== ========== ==========

   All contractual payments remain current and the Company has the ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value. Other than temporary impairments of fixed maturities amounted to $ 2.1 million and $ 0.4 million in 2018 and 2017, respectively.

   The Company's fixed maturity investments are classified by the NAIC utilizing ratings from 1 to 6. Some securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018, approximately
   $4.8 million or 0.4% of the $1,069.7 million of the Company's fixed maturities was considered to be other than investment grade.

   At December 31, 2018 and 2017, the carrying values of investments held for the production of income which were non-income producing, for the twelve months preceding the Statement of Assets date, were $0.3 million and $0.3 million for fixed maturities, respectively.

   At December 31, 2018 and 2017, MLOA, in accordance with various government and state regulations, had $3.9 million and $6.7 million of securities deposited with government or state agencies, respectively.

   Subprime Exposure

   Subprime residential mortgages are mortgage loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. Residential Mortgage Backed Securities ("RMBS") are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans.

   The Company has no direct or indirect exposure through investments in subprime mortgage loans.

   The Company has no underwriting exposure to subprime mortgage risk through Mortgage Guaranty coverage, Financial Guaranty coverage, Directors & Officers liability, Errors and Omissions liability, and any other lines of insurance.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   Mortgage Loans

   As of December 31, 2018 and 2017, the Company had two commercial mortgage loans with an outstanding balance of $17.0 million, There were no new mortgage loans issued in either year. All payments regarding these loans are current.

   Loan-Backed Securities

   Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is predominately used to value all securities except issues in default; the prospective adjustment method was used to value issues in default and issues that have a variable interest rate. The carrying value and fair value of the Company's loan-backed securities as of December 31, 2018 was $14.5 million and $14.5 million, respectively. The carrying value and fair value of the Company's loan-backed securities was $14.5 million and $14.5 million as of December 31, 2018 and $14.7 million and $15.3 million as of December 31, 2017, respectively.

   There were no loan-backed securities with a recognized other than temporary impairment as of December 31, 2018.

   There were no loan-backed securities with a recognized other than temporary impairment recorded during the year ended December 31, 2018.

   All impaired securities (fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss (including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains) as of December 31, 2018:

                                              LESS THAN 12 MONTHS
                                              12 MONTHS OR LONGER
                                              --------- ---------
                                                 (IN MILLIONS)
The aggregate amount of unrealized losses....    $  0.3     $  --
The aggregate related fair value of
  securities with unrealized losses..........    $  4.7     $  --

   Repurchase Agreements, Real Estate and Low Income Housing Tax Credit
   ("LIHTC")

   The Company did not have any repurchase or reverse repurchase agreements during 2018.

   The Company does not have any real estate.

   The Company has basically no low income tax credits ("LIHTC")

   Detail of Assets Pledged as Collateral Not Captured in Other Categories: None

   Detail of Other Restricted Assets:

   As of December 31,2018, and 2017 the Company had $3.9 million and $6.7 million, respectfully, of assets on deposit with various state insurance departments for the benefit of policyholders. In addition, the Company had a $2.0 million and $0 common stock investment in the Federal Home Loan Bank as of December 31, 2018 and 2017, respectively.

   The Company does not have any working capital finance investments.

   Offsetting and Netting of Assets and Liabilities

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE ASSETS AND
                                  LIABILITIES
                               DECEMBER 31, 2018

                                                GROSS                     NET AMOUNT
                                               AMOUNTS                 PRESENTED IN THE
DESCRIPTION                                   RECOGNIZED AMOUNT OFFSET  BALANCE SHEETS
--------------------------------------------  ---------- ------------- ----------------
                                                            (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     19.6 $         0.9   $         18.7
                                              ========== =============   ==============
LIABILITIES
  Total Derivatives.......................... $      0.9 $         0.9   $           --
                                              ========== =============   ==============

   Offsetting of Financial Assets and Liabilities and Derivative Assets and
                                  Liabilities
                               December 31, 2017

                                                Gross                     Net Amount
                                               Amounts                 Presented in the
Description                                   Recognized Amount Offset  Balance Sheets
--------------------------------------------  ---------- ------------- ----------------
                                                            (in millions)
ASSETS
  Total Derivatives..........................  $   119.3  $       30.4    $        88.9
                                               =========  ============    =============
LIABILITIES
  Total Derivatives..........................  $    30.4  $       30.4    $          --
                                               =========  ============    =============

   Structured Notes

   The Company had no structured notes as of December 31, 2018 or 2017.

   5GI Securities

   The Company had no 5GI Securities as of December 31, 2018 or 2017.

   Short Sales

   The Company had no short sales during the years ended December 31, 2018, 2017 and 2016.

   Prepayment Penalty and Acceleration Fees

   The Company had no prepayment Penalties or Acceleration fees during the years ended December 31, 2018, 2017 and 2016.

   Realized Capital Gains (Losses)

   The following table summarizes the realized capital gains (losses) for the years ended December 31, 2018, 2017 and 2016:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    (9.5) $      0.2  $    (4.3)
Derivative instruments.......................       5.8        41.8       (2.0)
Amounts transferred to interest maintenance
  reserve ("IMR") net of tax.................       5.9        (4.2)        --
Tax (expense) credits........................      (1.2)      (14.6)       1.2
                                              ---------  ----------  ---------
Net Realized Capital Gains (Losses).......... $     1.0  $     23.2  $    (5.1)
                                              =========  ==========  =========

4) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

   MLOA had no investments in Joint Ventures, Partnerships and Limited Liability Companies that exceeded 10% of its admitted assets during the years ended December 31, 2018 and 2017. The Company did not recognize any impairment in Joint Ventures, Partnerships and Limited Liability Companies during the years ended December 31, 2018 and 2017.

5) INVESTMENT INCOME

   Due and accrued income was excluded from investment income on the following bases:

   . Mortgage loans -- on loans in foreclosure or where collection of interest is uncertain.

   . Securities -- as recommended by Holdings' Investments Under Surveillance Committee.

   . Real Estate -- where rent is in arrears more than three months or is deemed uncollectible.

   The total amount of due and accrued income excluded was $0.1 million and $0 as of December 31, 2018 and 2017, respectively.

   Net Investment Income

   The following table summarizes the net investment income for December 31, 2018, 2017 and 2016 (in millions):

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                 2018       2017        2016
                                              ---------  ----------  ---------
                                                        (IN MILLIONS)
Fixed maturities............................. $    39.8  $     34.2  $    29.1
Affiliated dividends.........................       8.2         6.2        5.1
Mortgage loans...............................       0.6         0.6        0.6
Policy loans.................................       2.2         1.5        1.2
Cash and short-term instruments..............       1.3         0.5        0.2
Investment expense and other.................      (3.7)       (3.5)      (3.2)
Amortization of IMR..........................       0.8         0.7        0.2
                                              ---------  ----------  ---------
Net investment income........................ $    49.2  $     40.2  $    33.2
                                              =========  ==========  =========

6) DERIVATIVE INSTRUMENTS

   The Company uses equity-indexed options and futures to hedge its exposure to equity-linked crediting rates on life products. As of December 31, 2018, the market value of the net option positions was $12.4 million and the futures cash margin position was $6.3 million. As of December 31, 2017, the market value of the net option positions was $88.9 million and futures cash margin position was $0. These positions generated realized gains of $5.8 million and $41.8 million in 2018 and 2017, respectively, and realized losses of $2.0 million in 2016, and generated unrealized losses of $40.0 million in 2018 and unrealized gains of $24.0 million and $20.5 million in 2017 and 2016, respectively.

   None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All derivatives are valued at fair value.

   The table below summarizes the market value of the Company's financial instruments with off-balance-sheet risk.

                                                     ASSETS           LIABILITIES
                                              -------------------- ------------------
                                                2018       2017      2018     2017
                                              --------- ---------- -------- ---------
                                                           (IN MILLIONS)
Equity options...............................      13.3      119.3      0.9      30.4
                                              --------- ---------- -------- ---------
Total........................................ $    13.3 $    119.3 $    0.9 $    30.4
                                              ========= ========== ======== =========

   At December 31, 2018 and 2017, the notional amounts were $254.6 million and $1,057.7 million, respectively.

7) INCOME TAXES

   Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):

                              DTA/DTL COMPONENTS

                                                  DECEMBER 31, 2018         December 31, 2017                Change
                                              ------------------------- ------------------------- ----------------------------
                                              ORDINARY CAPITAL   TOTAL  Ordinary Capital   Total   Ordinary  Capital    Total
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
                                                                                (in millions)
Gross deferred tax assets.................... $   72.8 $   2.1  $  74.9 $   54.0 $   0.3  $  54.3 $    18.8  $   1.8  $   20.6
Statutory valuation allowance adjustment.....       --      --       --       --      --       --        --       --        --
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Adjusted gross deferred tax assets...........     72.8     2.1     74.9     54.0     0.3     54.3      18.8      1.8      20.6
Deferred tax assets nonadmitted..............     49.5     2.1     51.6     23.7     0.3     24.0      25.8      1.8      27.6
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Subtotal net admitted deferred tax asset.....     23.3      --     23.3     30.3      --     30.3      (7.0)      --      (7.0)
Deferred tax liabilities.....................      3.9     5.1        9     16.6     3.2     19.8     (12.7)     1.9     (10.8)
                                              -------- -------  ------- -------- -------  ------- ---------  -------  --------
Net admitted deferred tax assets/(net
  deferred tax liability).................... $   19.4 $  (5.1) $  14.3 $   13.7 $  (3.2) $  10.5 $     5.7  $  (1.9) $    3.8
                                              ======== =======  ======= ======== =======  ======= =========  =======  ========

                       ADMISSION CALCULATION COMPONENTS

                                                 DECEMBER 31, 2018        December 31, 2017               Change
                                              ------------------------ ------------------------ -------------------------
                                              ORDINARY CAPITAL  TOTAL  Ordinary Capital  Total  Ordinary  Capital  Total
                                              -------- ------- ------- -------- ------- ------- --------  ------- -------
                                                                             (in millions)
Federal income taxes paid in prior years
  recoverable through loss carrybacks........ $     --  $   -- $    -- $     --  $   -- $    -- $     --   $   -- $    --
Adjusted gross deferred tax assets expected
  to be realized (excluding the amount of
  deferred tax assets after application of
  the threshold limitation:..................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets expected
  to be realized following the balance sheet
  date.......................................     14.3      --    14.3     10.5      -- $  10.5      3.8       --     3.8
Adjusted gross deferred tax assets allowed
  per limitation threshold...................      XXX     XXX    31.1      XXX     XXX      --      XXX      XXX    31.1
Adjusted gross deferred tax assets
  (excluding the amount of deferred tax
  assets offset by gross deferred tax
  liabilities................................      9.0      --     9.0     19.8      --    19.8    (10.8)      --   (10.8)
Deferred tax assets admitted as the result
  of application of SSAP 101................. $   23.3  $   -- $  23.3 $   30.3  $   -- $  30.3 $   (7.0)  $   -- $  (7.0)

                                                  DECEMBER 31,
                                              --------------------
                                                2018       2017
                                              --------  ----------
Ratio percentage used to determine recovery
  period and threshold limitation amount.....  680.260%  1,014.312%

                                                  (IN MILLIONS)
Amount of adjusted capital and surplus used
  to determine recovery period and threshold
  limitation above........................... $  223.9  $    292.0

   Impact of tax planning strategies on adjusted gross DTAs and net admitted
   DTAs

    (a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage (in millions).

                                               DECEMBER 31, 2018
                                              -------------------
                                               ORDINARY   CAPITAL
                                              ---------  --------
Adjusted gross DTAs amount from Note 9A1(c).. $    72.8  $    2.1
Percentage of adjusted gross DTAs by tax
  character attributable to the impact of
  tax planning strategies....................        --%       --%
Net Admitted Adjusted Gross DTAs amount from
  Note 9A1(e)................................ $    23.3  $     --
Percentage of net admitted adjusted gross
  DTAs by tax character admitted because of
  the impact of tax planning strategies......        --%       --%

    (b)The Company's tax planning strategies does not include the use of reinsurance.

   There are no temporary differences for which a DTL has not been established.

   Significant components of income taxes incurred as summarized in the table below:

                                               YEARS ENDED DECEMBER 31,
                                              --------------------------
                                               2018     2017      2016
                                              ------  --------  --------
                                                     (IN MILLIONS)
Federal...................................... $  7.6  $  (21.3) $  (13.0)
Foreign......................................     --        --        --
                                              ------  --------  --------
Subtotal.....................................    7.6     (21.3)    (13.0)
Federal income tax on net capital gains......    1.2      14.6      (1.2)
Utilization of capital loss carry-forwards...     --        --        --
Other........................................   (8.4)      8.4       7.2
                                              ------  --------  --------
Federal and Foreign income taxes incurred.... $  0.4  $    1.7  $   (7.0)
                                              ======  ========  ========

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

                                    DECEMBER 31, 2018            December 31, 2017                  Change
                               ---------------------------  ---------------------------  ---------------------------
                                ORDINARY  CAPITAL   TOTAL    Ordinary  Capital   Total    Ordinary  Capital   Total
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
                                                                   (in millions)
DTAS:
Policyholder reserves......... $     7.8  $    --  $   7.8  $    16.3  $    --  $  16.3  $    (8.5) $    --  $  (8.5)
Investments...................        --      0.5      0.5                 0.3      0.3         --      0.2      0.2
Deferred acquisition costs....      39.7       --     39.7       31.3       --     31.3        8.4       --      8.4
Nonadmitted...................       1.1       --      1.1        0.9       --      0.9        0.2       --      0.2
Net loss carry-forward........      21.9      1.6     23.5        3.3       --      3.3       18.6      1.6     20.2
Tax credit carry-forward......       1.8       --      1.8        1.8       --      1.8         --       --       --
Other (including items
  (less than)5% of total
  ordinary tax assets)........       0.5       --      0.5        0.4       --      0.4        0.1       --      0.1
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total gross DTAs............      72.8      2.1     74.9       54.0      0.3     54.3       18.8      1.8     20.6
Nonadmitted DTAs..............      49.5      2.1     51.6       23.7      0.3     24.0       25.8      1.8     27.6
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Admitted DTAs...............      23.3       --     23.3       30.3       --     30.3       (7.0)      --     (7.0)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
DTLS:
  Investments.................        --     (5.1)    (5.1)        --     (3.2)    (3.2)        --     (1.9)    (1.9)
  Deferred and uncollected
   premium....................      (0.4)      --     (0.4)      (1.0)      --     (1.0)       0.6       --      0.6
  Policyholder reserves.......      (3.4)      --     (3.4)     (15.6)      --    (15.6)      12.2       --     12.2
  Other (including items
   (less than)5% of total
   ordinary tax assets).......      (0.1)      --     (0.1)        --       --       --       (0.1)      --     (0.1)
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Total DTLs..................      (3.9)    (5.1)    (9.0)     (16.6)    (3.2)   (19.8)      12.7     (1.9)    10.8
                               ---------  -------  -------  ---------  -------  -------  ---------  -------  -------
  Net admitted (DTL)/DTA...... $    19.4  $  (5.1) $  14.3  $    13.7  $  (3.2) $  10.5  $     5.7  $  (1.9) $   3.8
                               =========  =======  =======  =========  =======  =======  =========  =======  =======

   The change in net deferred income taxes is comprised of the following (in millions):

                                                    DECEMBER 31,
                                              -------------------------
                                                2018     2017   Change
                                              -------  -------  -------
                                                    (IN MILLIONS)
Total deferred tax assets.................... $  74.9  $  54.3  $  20.6
Total deferred tax liabilities...............    (9.0)   (19.8)    10.8
                                              -------  -------  -------
  Net deferred tax assets/liabilities........    65.9     34.5     31.4
Statutory valuation allowance adjustment.....      --       --       --
                                              -------  -------  -------
  Net deferred tax assets/liabilities after
   SVA....................................... $  65.9  $  34.4     31.4
                                              =======  =======
Tax effect of unrealized gains/(losses)......                       0.9
Incurred tax items in surplus................                        --
                                                                -------
  Change in net deferred income tax..........                   $  32.3
                                                                =======

   The Tax Cuts and Jobs Act of 2017 enacted on December 22, 2017 reduces the U.S. federal corporate tax rate from 35% to 21% beginning on January 1, 2018. Due to the enactment of this law, the Company recorded a $9.0 million decrease in the net admitted DTA for the tax year 2017.

   Reconciliation of total statutory income taxes reported to tax at the statutory tax rate:

   The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

                                                          21% TAX   EFFECTIVE
                                                AMOUNT    EFFECT    TAX RATE
                DESCRIPTION                   ---------  ---------  ---------
                                                  (IN MILLIONS)
Income before taxes (including all realized
  capital gains / (losses)).................. $   (85.7) $   (18.0)     21.00%
Dividends-received deduction.................      (3.7)      (0.8)      0.91%
Interest maintenance reserve.................      (0.8)      (0.2)      0.20%
IRS audit adjustment.........................       1.9        0.4      (0.47)%
Deferred gain on reinsurance.................     (19.8)      (4.1)      4.85%
Incurred tax items in surplus................     (40.3)      (8.5)      9.88%
Other, provision to return...................      (2.0)      (0.7)      0.81%
                                              ---------  ---------      -----
  Total...................................... $  (150.4) $   (31.9)     37.18%
                                              =========  =========      =====
Federal income taxed incurred................            $     0.4      (0.47)%
Change in net deferred income tax............                (32.3)     37.65%
                                                         ---------      -----
Total statutory income taxes.................                (31.9)     37.18%
                                                         =========      =====

   Carry-forwards, Recoverable taxes and IRS Section 6603 Deposits

   As of December 31, 2018 the Company has net operating loss carry-forward of $104.2 million, capital loss carryforward of $7.6 million and an AMT credit carryforward of $1.7 million.

   There were no income taxes, ordinary and capital, available for recoupment in the event of future losses.

   There are no deposits admitted under Section 6603 of the Internal Revenue
   Code.

   The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Holdings, Inc.                  Trusted Investment Advisors Corp.
AXA Equitable Life Insurance Company          Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company        Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.                AXA Technology Services America, Inc.
AllianceBernstein Corp.                       AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.         EQ AZ Life Re Company
Equitable Casualty Insurance Co.              CS Life RE Company
JMR Realty Services, Inc.                     U.S. Financial Life Insurance Company
1740 Advisers, Inc.                           AXA IM Holdings US, Inc.
MONY Financial Services, Inc.                 Alpha Unit Holdings, Inc.

   Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or receivable as a result of taxable operations for the current year.

   In accordance with the tax sharing agreement between Holdings and the Company, tax expense is based on separate company computations. Any loss not currently usable is carried forward and credited when usable by the Company on a separate basis.

   At December 31, 2018 and 2017, the total amount of unrecognized tax benefits were $4.6 million and $4.2 million, respectively, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018, 2017 and 2016 were $0.4 million, $0.3 million and $0.0 million, respectively. Tax expense for 2018 reflected an expense of $0.1 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                               2018    2017     2016
                                              ------  ------- -------
                                                   (IN MILLIONS)
Balance at January 1......................... $  4.0  $   4.0 $   7.0
Additions for tax positions of prior years...    0.2       --      --
Reduction for tax positions of prior years...     --       --    (3.0)
Settlements with tax authorities.............     --       --      --
                                              ------  ------- -------
Balance at December 31....................... $  4.2  $   4.0 $   4.0
                                              ======  ======= =======

   It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   The IRS is currently auditing the tax years 2010-2013.

8) INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

   MLOA does not have any guarantees for the benefit of an affiliate or related party.

   As of December 31, 2018, with the permission of the Arizona Department of Insurance, the Company accrued a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On April 11, 2018, the reinsurance agreement with the AXA RE Arizona Company ("AXA RE") was novated to EQ AZ Life Re Company ("EQAZ"), a captive insurance company, organized under the laws of Arizona, a subsidiary of AEFS. EQAZ obtained new letters of credit, guaranteed by Holdings, to support the treaties and the letters of credit of AXA RE were canceled. The letter of credit amount as of December 31, 2018 was $45.0 million. For additional information see Note 12.

   MLOA reported amounts due from affiliates of $74.3 million and $5.2 million at December 31, 2018 and 2017, respectively. The Company reported amounts payable to affiliates of $3.8 million and $22.7 million at December 31, 2018 and 2017, respectively. The receivable and payable are primarily related to capital contributions, expense allocations, reinsurance settlements and commissions payable.

   MLOA reimburses AXA Equitable Life Insurance Company ("AXA Equitable") for its use of personnel, property and facilities in carrying out certain of its operations. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. Expenses paid related to these agreements, which are reported as operating expenses, were $156.3 million, $110.5 million and $123.0 million in 2018, 2017 and 2016, respectively.

   AllianceBernstein provides investment advisory and management services to MLOA on a fee basis which amounted to $1.8 million, $1.8 million and $1.6 million in 2018, 2017 and 2016, respectively. MLOA incurred distribution fee charges from AXA Network, LLC of $113.2 million, $109.1 million and $99.7 million in 2018, 2017 and 2016, respectively, and from AXA Distributors, LLC of $47.5 million, $43.1 million and $42.6 million in 2018, 2017 and 2016, respectively, for distributing MLOA's products.

   Investment SCA

   The Company's carrying value of its investment in AllianceBernstein was $53.0 million and $48.6 million as of December 31, 2018 and 2017, respectfully. The AllianceBernstein security was updated with the NAIC on July 25, 2018 at a value of $48.8 million. It has been valued under Part 5,
   Section 2(c)(i) A1 of the NAIC valuation procedures relating to the valuation of common stocks of subsidiary, controlled or affiliated companies.

9) CAPITAL AND SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS

   MLOA has 5,000,000 shares of common stock authorized, 2,500,000 shares issued, and 2,500,000 outstanding. All outstanding shares are held by AEFS. On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue a $70.0 million capital contribution from AEFS. This amount was settled on February 20, 2019.

   Under Arizona Insurance Law, a domestic life insurer may without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Based on this formula, the Company would not be permitted to pay ordinary shareholder dividends during 2019. Any payment of a dividend would require the Company to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution.

   The Company did not pay any dividends in 2018, 2017 and 2016.

   The Company had no special surplus funds as of December 31, 2018 and 2017.

   The portion of unassigned surplus represented or (reduced) by cumulative unrealized gains and (losses) was $(21.1) million, $(25.5) million and $(33.6) million as of December 31, 2018, 2017 and 2016, respectively.

10)COMMITMENTS AND CONTINGENCIES

   Litigation

   A number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life insurers in the jurisdictions in which MLOA does business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial fines and judgments against other insurers, including punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. MLOA, from time to time, is involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

   Contingent Commitments

   JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANY CONTINGENT LIABILITIES

   To facilitate certain investment related transactions, the Company has provided, from time to time, certain guarantees or commitments to affiliates or investors. These arrangements include commitments for the Company, under certain conditions, to provide equity financing to certain limited partnerships of $0.1 million at December 31, 2018.

   OTHER CONTINGENT COMMITMENTS

   The Company has no outstanding commitments under existing mortgage loan or mortgage loan commitment agreements at December 31, 2018.

   Assessments

    (1)As of December 31, 2018 and 2017, the Company had a $0.7 million and $0.6 million liability for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. The Company also held a $0.5 million asset for premium tax offsets that are expected to be realized with respect to these assessments as of December 31, 2018 and 2017, and an additional $0.1 million asset for premium tax offsets for assessments already paid as of December 31, 2018 and 2017. The Company has received no notification in 2018, 2017 or 2016 of any other new insolvencies that are material to the Company's financial position.

    (2)Guaranty Fund Liabilities and Assets Related to Assessments from Insolvencies for Long-Term Care Contracts

   The Company had no significant guarantee fund liability as of December 31, 2018 and 2017.

   Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

                                                     PAYABLES                       RECOVERABLES
                                         -------------------------------- --------------------------------
                                                                WEIGHTED                         WEIGHTED
                                                                 AVERAGE                          AVERAGE
                                           NUMBER OF   RANGE OF NUMBER OF   NUMBER OF   RANGE OF NUMBER OF
NAME OF THE INSOLVENCY                   JURISDICTIONS  YEARS     YEARS   JURISDICTIONS  YEARS     YEARS
---------------------------------------  ------------- -------- --------- ------------- -------- ---------
Penn Treaty Network America Insurance
  Company...............................            45     1-69        11            45     1-69        11
American Network Insurance Company......            44     1-69        15            44     1-69        15

11)FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

   Fair Value Measurement at Reporting Date

   The following tables provide information as of December 31, 2018 and 2017 about MLOA's financial assets measured at fair value:

                                                              AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------
                                                                             NET ASSET
                                               LEVEL 1   LEVEL 2   LEVEL 3  VALUE (NAV)     TOTAL
                                              --------- --------- --------- ------------ ------------
                                                                   (IN MILLIONS)
Assets at Fair Value:
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Bonds..................................        --        --        --           --           --
                                              --------- --------- --------- ------------ ------------

Common Stocks:
  Industrial and Miscellaneous...............        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------
Total Common Stocks..........................        --        --       2.0           --          2.0
                                              --------- --------- --------- ------------ ------------

Derivative Assets:
  Options....................................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Total Derivatives............................        --      12.4        --           --         12.4
                                              --------- --------- --------- ------------ ------------
Separate Accounts Assets/(1)/................        --        --        --      1,850.0      1,850.0
                                              --------- --------- --------- ------------ ------------
Total Assets at Fair Value................... $      -- $    12.4 $     2.0 $    1,850.0 $    1,864.4
                                              ========= ========= ========= ============ ============

Liabilities at Fair Value:
  Derivative Liabilities..................... $      -- $      -- $      -- $         -- $         --
                                              --------- --------- --------- ------------ ------------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $         --
                                              ========= ========= ========= ============ ============

   --------
  /(1)/Only Cash and Invested Assets.

                                                             As of December 31, 2017
                                              -----------------------------------------------------
                                                                             Net Asset
                                               Level 1   Level 2   Level 3  Value (NAV)    Total
                                              --------- --------- --------- ------------ ----------
                                                                  (in millions)
Assets at Fair Value :
Bonds:
  Commercial Mortgage-Backed Securities...... $      -- $      -- $      -- $         -- $       --
                                              --------- --------- --------- ------------ ----------
Total Bonds..................................        --        --        --           --         --

Derivative Assets:
  Options....................................        --      88.9        --           --       88.9
                                              --------- --------- --------- ------------ ----------
Total Derivatives............................        --      88.9        --           --       88.9
Separate Accounts Assets/(1)/................        --        --        --      2,014.0    2,014.0
                                              --------- --------- --------- ------------ ----------
Total Assets at Fair Value................... $      -- $    88.9 $      -- $    2,014.0 $  2,102.9
                                              ========= ========= ========= ============ ==========

Liabilities at Fair Value:
  Derivative Liabilities.....................        --        --        --           --         --
                                              --------- --------- --------- ------------ ----------
Total Liabilities at Fair Value.............. $      -- $      -- $      -- $         -- $       --
                                              ========= ========= ========= ============ ==========

   --------
  /(1)/Only Cash and Invested Assets.

   Fair Value Measurements in Level 3 of the Fair Value Hierarchy

   The following table summarizes the changes in assets classified in Level 3 during the years ended December 31, 2018, 2017 and 2016:

                                         BEGINNING  TOTAL GAINS TOTAL GAINS                      TOTAL ENDING
                                         BALANCE AT  (LOSSES)    (LOSSES)                         BALANCE AT
                                         JANUARY 1, INCLUDED IN INCLUDED IN                      DECEMBER 31,
                                            2018    NET INCOME    SURPLUS   PURCHASES    SALES       2018
                                         ---------- ----------- ----------- ---------- --------- ------------
                                                                    (IN MILLIONS)
Common stock -- Industrial and
  Miscellaneous.........................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          ---------   ---------   --------- ---------- --------- ------------
Total...................................  $      --   $      --   $      -- $      2.0 $      -- $        2.0
                                          =========   =========   ========= ========== ========= ============

   During 2018 there were no transfers between levels 1, 2 or 3.

                                              Beginning  Total Gains Total Gains                      Total Ending
                                              Balance at  (Losses)    (Losses)                         Balance at
                                              January 1, Included in Included in                      December 31,
                                                 2017    Net Income    Surplus   Purchases   Sales        2017
                                              ---------- ----------- ----------- --------- ---------  ------------
                                                                         (in millions)
Commercial Mortgage-Backed Securities........ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ----------  ----------  ---------- --------- ---------  ------------
Total........................................ $      1.6  $       --  $      5.0 $      -- $    (6.6) $         --
                                              ==========  ==========  ========== ========= =========  ============

   During 2017 there were no transfers between levels 1, 2 or 3.

                                                                                 Total
                                                                                 Gains       Total
                                              Beginning                         (Losses)     Gains
                                              Balance at Transfers Transfers    Included    (Losses)
                                              January 1,   into     out of       in Net     Included
                                                 2016     Level 3   Level 3      Income    in Surplus Purchases  Sales
                                              ---------- --------- ---------  -----------  ---------- --------- -------
                                                                                   (in millions)
Commercial Mortgage-Backed Securities/(1)/... $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ----------  -------- ---------  -----------  ---------- --------- -------
Total........................................ $      4.1  $    0.6 $    (0.5) $      (2.6) $      0.5 $      -- $  (0.5)
                                              ==========  ======== =========  ===========  ========== ========= =======


                                              Total Ending
                                               Balance at
                                              December 31,
                                                  2016
                                              -------------

Commercial Mortgage-Backed Securities/(1)/... $         1.6
                                              -------------
Total........................................ $         1.6
                                              =============

   --------
  /(1)/Amount includes: $0.6 million of Level 3 securities now carried at fair value, which were carried at adjusted cost in prior period and ($0.5) million of Level 3 securities no longer carried at market value, where the adjusted cost is lower than the market value.

   The following table discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2018 and 2017 for financial instruments:

                                                                       AS OF DECEMBER 31, 2018
                                              -------------------------------------------------------------------------
                                                                                                                NOT
                                                                                                 NET ASSET  PRACTICABLE
                                              AGGREGATE   ADMITTED                                 VALUE     (CARRYING
TYPE OF FINANCIAL INSTRUMENT                  FAIR VALUE   ASSETS   LEVEL 1   LEVEL 2   LEVEL 3    (NAV)      VALUE)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (IN MILLIONS)
Bonds........................................ $  1,013.6 $  1,065.5 $     -- $  1,002.6 $   11.0 $       --   $      --
Preferred Stock.............................. $      3.8 $      4.2 $    3.8 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     72.7 $     55.0 $     -- $       -- $   72.7 $       --   $      --
Mortgage Loans on Real Estate................ $     16.2 $     17.0 $     -- $       -- $   16.2 $       --   $      --
Policy Loans................................. $    121.9 $    109.9 $     -- $       -- $  121.9 $       --   $      --
Derivatives.................................. $     18.7 $     18.7 $     -- $     12.4 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,271.8 $  2,276.6 $  421.8 $       -- $     -- $  1,850.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.9 $      4.9 $     -- $       -- $    4.9 $       --   $      --

   --------
  /(1)/The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

                                                                       As of December 31, 2017
                                              -------------------------------------------------------------------------
                                                                                                                Not
                                                                                                 Net Asset  Practicable
                                              Aggregate   Admitted                                 Value     (Carrying
TYPE OF FINANCIAL INSTRUMENT                  Fair Value   Assets   Level 1   Level 2   Level 3    (NAV)      Value)
----------------------------                  ---------- ---------- -------- ---------- -------- ---------- -----------
                                                                            (in millions)
Bonds........................................ $  1,038.0 $  1,021.4 $     -- $  1,032.5 $     -- $       --   $      --
Preferred Stock.............................. $      4.2 $      4.2 $    4.2 $       -- $     -- $       --   $      --
Common Stock/(1)/............................ $     64.8 $     48.6 $     -- $       -- $   64.8 $       --   $      --
Mortgage Loans on Real Estate................ $     16.8 $     17.0 $     -- $       -- $     -- $       --   $      --
Policy Loans................................. $     65.3 $     57.2 $     -- $       -- $   65.3 $       --   $      --
Derivatives.................................. $     88.9 $     88.9 $     -- $     88.9 $     -- $       --   $      --
Separate Accounts/(2)/....................... $  2,432.1 $  2,422.9 $  418.1 $       -- $     -- $  2,014.0   $      --
Policyholders liabilities:
Investment contracts......................... $      4.0 $      4.0 $     -- $       -- $     -- $       --   $      --

   --------
  /(1)/Entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2017. The discount is based on SSAP #97 sliding scale and approved by the SVO.
  /(2)/Only Cash and Invested Assets.

12)REINSURANCE AGREEMENTS

   In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004. In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.

   For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium. The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.

   During the second quarter of 2018, the contracts assumed by Arizona RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE Arizona was merged with and into AXA Equitable.

   The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.

   MLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018, $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017 and $2.5 million and $1.9 million, respectively, for the year ended December 31, 2016.

   The following table summarizes the effect of reinsurance:

                                                 2018        2017        2016
                                              ----------  ----------  ----------
                                                         (in millions)
Direct premiums.............................. $      719  $      655  $      601
Considerations for supplementary contracts...          4           4           7
Reinsurance assumed..........................          2           2           3
Reinsurance ceded to Protective..............        (76)        (92)       (103)
Reinsurance ceded -- Other...................        (58)        (50)        (50)
                                              ----------  ----------  ----------
Premiums and annuity considerations.......... $      591  $      519  $      458
                                              ==========  ==========  ==========

Reduction in insurance -- Protective
                                              ----------  ----------  ----------
Reserves, at December 31/(1)/................ $    1,314  $    1,383  $    1,389
                                              ==========  ==========  ==========

Reduction in insurance -- Other
                                              ----------  ----------  ----------
Reserves, at December 31..................... $      282  $      289  $      296
                                              ==========  ==========  ==========

   --------
  /(1)/At December 31, 2018 there was $1,023.6 million of assets held in trust at Northern Trust supporting this reinsurance credit.

13)RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

   MLOA waives deduction of deferred fractional premiums upon death of the insured but does not return any portion of the final premium paid beyond the month of death. Surrender values are not promised in excess of the legally computed reserves.

   Substandard policies are valued from basic actuarial principles using the policy's substandard rating.

   At December 31, 2018, the Company had $344.9 million of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation set by the Arizona Department of Insurance. Reserves to cover the above insurance totaled $1.0 million net of reinsurance at December 31, 2018.

14)VARIABLE ANNUITY CONTRACTS -- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") AND GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

   Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. MLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

   As a result of the Reinsurance Agreement with Protective, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.

15)ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

   Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit liabilities as of December 31, 2018 and 2017 were as follows:

                                                        SEPARATE       SEPARATE
                                              GENERAL ACCOUNTS WITH ACCOUNTS NON-
                                              ACCOUNT  GUARANTEES   GUARANTEED/(1)/  TOTAL   % OF TOTAL
                                              ------- ------------- --------------  -------- ----------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
SUBJECT TO DISCRETIONARY WITHDRAWAL:
  With fair value adjustment................. $ 183.5  $         -- $           --  $  183.5       16.8%
  At book value less current surrender
   charge of 5% or more......................     2.6            --             --       2.6        0.3%
  At fair value..............................      --            --          527.5     527.5       48.3%
                                              -------  ------------ --------------  -------- ----------
  Total with adjustment or at fair value.....   186.1            --          527.5     713.6       65.4%
                                              -------  ------------ --------------  -------- ----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............   302.7            --             --     302.7       27.7%
Not subject to discretionary withdrawal......    75.3            --             --      75.3        6.9%
                                              -------  ------------ --------------  -------- ----------
Total direct and assumed.....................   564.1            --          527.5   1,091.6      100.0%
                                              -------  ------------ --------------  -------- ==========
Less: Reinsurance ceded......................   559.2            --             --     559.2
                                              -------  ------------ --------------  --------
TOTAL (NET).................................. $   4.9  $         -- $        527.5  $  532.4
                                              =======  ============ ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

                                                          Separate       Separate
                                               General  Accounts with Accounts Non-
                                               Account   Guarantees   guaranteed/(1)/  Total    % of Total
                                              --------- ------------- --------------  -------- -----------
                                                               (in millions)
December 31, 2017:
Subject to discretionary withdrawal:
  With fair value adjustment................. $   194.3 $          -- $           --  $  194.3        16.0%
  At book value less current surrender
   charge of 5% or more......................       2.9            --             --       2.9         0.2%
  At fair value..............................        --            --          637.0     637.0        52.6%
                                              --------- ------------- --------------  -------- -----------
  Total with adjustment or at fair value.....     197.2            --          637.0     834.2        68.8%
                                              --------- ------------- --------------  -------- -----------
  At book value without adjustment (minimal
   or no charge or adjustment)...............     298.8            --             --     298.8        24.6%
Not subject to discretionary withdrawal......      79.2            --             --      79.2         6.6%
                                              --------- ------------- --------------  -------- -----------
Total direct and assumed.....................     575.2            --          637.0   1,212.2       100.0%
                                              --------- ------------- --------------  -------- ===========
Less: Reinsurance ceded......................     571.2            --             --     571.2
                                              --------- ------------- --------------  --------
Total (net).................................. $     4.0 $          -- $        637.0  $  641.0
                                              ========= ============= ==============  ========

   --------
  /(1)/The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

16)PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

                                                         DECEMBER 31,
                                              ----------------------------------
                                                     2018             2017
                                              -----------------  ---------------
                                                        (IN MILLIONS)
                                                        NET OF          NET OF
LINE OF BUSINESS                               GROSS    LOADING  GROSS  LOADING
--------------------------------------------  -------  --------  ------ --------
Ordinary new business........................ $  (0.1) $   (0.1) $   -- $     --
Ordinary renewal.............................     2.2       2.2     3.4      3.4
Group life...................................     0.4       0.4     0.8      0.8
                                              -------  --------  ------ --------
Total premium and annuity considerations
  deferred and uncollected................... $   2.5  $    2.5  $  4.2 $    4.2
                                              =======  ========  ====== ========

17)SEPARATE ACCOUNTS

   Separate Accounts' Activity

   The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, The Company reported assets and liabilities from the following product lines/transactions in Separate Accounts.

      .   Variable Life

      .   Variable Annuities

   In accordance with the domiciliary state procedures approving items within the Separate Accounts, the Separate Accounts classification of Variable Life and Variable Annuities are supported by Arizona Statute Section 20-651.

   In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. (The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account.)

   As of December 31, 2018 and 2017, the Company's Separate Accounts statement included legally insulated assets of $2,240.3 million and $2,397.0 million, and not legally insulated of $40.5 million and $30.3 million, respectively. The assets legally insulated include $527.6 million and $637.9 million of variable annuities and $1,712.7 million and $1,759.1 million for variable life as of December 31, 2018 and December 31, 2017, respectfully. The non-insulated assets represent variable life.

   In accordance with the products/transaction recorded within the Separate Accounts, some Separate Accounts liabilities are guaranteed by the General Account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.)

   Most of the Separate Accounts' products the Company offers with guarantees from the General Account do not have explicit charges broken out from other M & E charges. For products with explicit charges for guarantees from the General Account, the Separate Accounts have paid risk charges of $0.4 million and $0.3 million and $0.2 million for the years ended
   December 31, 2018, 2017 and 2016, respectively.

   For the years ended December 31, 2018, 2017 and 2016, the General Account of the Company has paid $1.0 million, $0.8 million and $1.8 million toward Separate Accounts' guarantees.

   None of the Company's Separate Accounts engage in securities lending transactions.

   General Nature and Characteristics of Separate Accounts Business

   Separate and variable accounts held by the Company primarily represent funds for individual flexible payment variable annuity contracts of a non-guaranteed nature. These variable annuities generally provide incidental death benefit of the greater of account value or premium paid less any surrenders and surrender charges. Certain other Separate Accounts are used as funding vehicles for flexible premium variable life insurance policies, variable universal life insurance policies, survivorship variable universal life insurance policies, and corporate sponsored variable universal life insurance policies. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets and liabilities of these accounts are carried at market. This business has been included in Column 4 of the table below. Certain other Separate Accounts are used as funding vehicles for variable universal life insurance policies. These policies provide guaranteed interest rates of 4% or less or are segregated assets to support the equity indexed option of these policies. The assets of these Separate Accounts are carried at amortized cost. This business has been included in Column 1 and Column 2 of the table below.

   Information regarding the Separate Accounts of the Company is as follows (in millions):

                                                SEPARATE ACCOUNTS WITH GUARANTEES
                                              -------------------------------------
                                                        NON-INDEXED    NON-INDEXED  NON-GUARANTEED
                                                       GUARANTEE LESS   GUARANTEE      SEPARATE
                                              INDEXED THAN/EQUAL TO 4% MORE THAN 4%    ACCOUNTS      TOTAL
                                              ------- ---------------- ------------ --------------- --------
                                                                      (IN MILLIONS)
PREMIUMS, CONSIDERATIONS OR DEPOSITS FOR THE
  YEAR ENDED DECEMBER 31, 2018............... $    --  $            -- $         -- $         239.0 $  239.0
                                              =======  =============== ============ =============== ========
RESERVES AT DECEMBER 31, 2018 FOR ACCOUNTS
  WITH ASSETS AT:
  Market value............................... $    --  $            -- $         -- $       1,664.6 $1,664.6
  Amortized cost.............................    30.3            373.5           --              --    403.8
                                              -------  --------------- ------------ --------------- --------
  Total reserves............................. $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

BY WITHDRAWAL CHARACTERISTICS:
  Subject to discretionary withdrawal:
   With market value adjustment.............. $  30.3  $            -- $         -- $            -- $   30.3
   At book value without market value
     adjustment and with current surrender
     charge of 5% or more....................      --               --           --         1,664.6  1,664.6
   At market value
   At book value without market value
     adjustment and with current surrender
     charge less than 5%.....................      --            373.5           --              --    373.5
                                              -------  --------------- ------------ --------------- --------
     Subtotal................................    30.3            373.5           --         1,664.6  2,068.4
  Not subject to discretionary withdrawal....      --               --           --              --       --
                                              -------  --------------- ------------ --------------- --------
  Total (Gross: Direct and Assumed)/(1)/..... $  30.3  $         373.5 $         -- $       1,664.6 $2,068.4
                                              =======  =============== ============ =============== ========

   --------
  /(1)/The Separate Accounts reserves are subject to $952.6 million of MODCO
       Reinsurance with Protective.

18)LOSS/CLAIM ADJUSTMENT EXPENSES

   The liability for unpaid claims and claim expenses as of December 31, 2018 and 2017 is as follows:

                LIABILITY FOR UNPAID CLAIMS AND CLAIM EXPENSES

                                              DECEMBER 31,
                                              -----------
                                              2018    2017
                                              -----  -----
                                              (IN MILLIONS)
Group Employee Benefits...................... $31.3  $12.0
                                              =====  =====

Gross Balance at January 1,.................. $12.0  $ 1.1
Less Reinsurance.............................   4.1    0.1
                                              -----  -----
Net Balance at January 1,.................... $ 7.9  $ 1.0
                                              -----  -----

Incurred Claims (net) Related to:
Current Year................................. $41.9  $17.3
Prior Year...................................    --   (0.5)
                                              -----  -----
Total Incurred............................... $41.9  $16.8
                                              -----  -----

                                                 DECEMBER 31,
                                              -------------------
                                                2018      2017
                                              --------- ---------
                                                 (IN MILLIONS)
Paid Claims (net) Related to:
Current Year................................. $    24.6 $     9.7
Prior Year...................................       4.8       0.2
                                              --------- ---------
Total Paid................................... $    29.4 $     9.9
                                              --------- ---------

Net Balance at December 31,.................. $    20.4 $     7.9
Add Reinsurance..............................      10.9       4.1
                                              --------- ---------
Gross Balance at December 31,................ $    31.3 $    12.0
                                              ========= =========

   The table below presents incurred and paid claims development as of December 31, 2018, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                 2018      2017     IBNR   CLAIM FREQUENCY
                               --------- -------- -------- ---------------
                                     (IN MILLIONS)
Long-term Disability
  Incurral Year
                          2017 $    2.5  $    3.1 $     --            107
                                                                      ====
                          2018      7.4        --      2.8            146
                               --------- -------- --------            ====
  Cumulative LTD Incurred
   Claims..................... $    9.9  $    3.1 $    2.8
                               ========= ======== ========

   The table below presents incurred and paid claims development as of December 31, 2017, net of reinsurance, cumulative claims frequency, and total incurred but not reported liability ("IBNR") for MLOA's long-term disability business:

                                                2017     IBNR   Claim Frequency
                                              -------- -------- ---------------
                                                (in millions)
Long-term Disability
  Incurral Year
                                         2017 $    3.1 $    1.2             56
                                              -------- --------             ===
  Cumulative LTD Incurred Claims............. $    3.1 $    1.2
                                              ======== ========

   The claim frequency for long-term disability represents the number of unique claim events for which benefit payments have been made. Claim events are identified using a unique claimant identifier and incurral date (claim event date). Thus, if an individual has multiple claims for different disabling events (and thus different disability dates), each will be reported as a unique claim event. However, if an individual receives multiple benefits under more than one policy (for example, supplementary disability benefits in addition to the base policy), we treat it as a single claim occurrence because they are related to a single claim event. Claim frequency is expected to be lower for the most recent incurral year because claimants have to satisfy elimination period before being eligible for benefits. The historical claim payout pattern for the long-term disability for the years presented in the development table is not available because this is a relatively new line of business.

   MLOA discounts long-term disability liabilities as benefit payments are made over extended periods. Discount rate assumptions for these liabilities are based on the prescribed Statutory rates by year of incurral.

   The following table reconciles the long-term disability net incurred and paid claims development table to the liability for unpaid claims and claim expenses in the Company's balance sheet as of December 31, 2018 and 2017:

                                                  DECEMBER 31,
                                              --------------------
                                                 2018       2017
                                              ---------  ---------
                                                  (IN MILLIONS)
LONG-TERM DISABILITY CLAIM DEVELOPMENT
TABLE, NET OF REINSURANCE
Undiscounted LTD Incurred Claims, net of
  reins...................................... $     9.9  $     3.2
Subtract Cumulative LTD Paid Claims, net of
  reins......................................      (1.3)      (0.1)
Subtract Impact of LTD Discounting, net of
  reins......................................      (0.8)      (0.1)
                                              ---------  ---------
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
                                              ---------  ---------

UNPAID CLAIMS AND CLAIM EXPENSES, NET OF
REINSURANCE
LTD liabilities for unpaid claim and claim
  expense, net of reinsurance................ $     7.8  $     3.0
Other short-duration contracts, net of
  reinsurance................................      12.6        4.9
                                              ---------  ---------
Total liabilities for unpaid claim and claim
  expense, net of reinsurance................ $    20.4  $     7.9
                                              ---------  ---------

REINSURANCE RECOVERABLE ON UNPAID CLAIMS
Long-term disability......................... $     8.9  $     3.3
Other short-duration contracts...............       2.0        0.8
                                              ---------  ---------
Total Reinsurance Recoverable................ $    10.9  $     4.1
                                              ---------  ---------
TOTAL LIABILITY FOR UNPAID CLAIM AND CLAIM
  EXPENSE.................................... $    31.3  $    12.0
                                              =========  =========

19)DEBT AND FEDERAL HOME LOAN BANK ("FHLB")

   The Company has no debt and capital note obligations outstanding as of December 31, 2018 or 2017.

   During 2018, the Company invested $2.0 million in Class B membership stock in the FHLB. There was no investment in 2017. As a result of the investment, the Company has the capacity to borrow up to $300 million from the FHLB. As of December 2018, the Company had no borrowings from FHLB.

20)SHARE-BASED COMPENSATION

   Certain employees of AXA Equitable who perform services for MLOA participate in various share-based payment arrangements sponsored by Equitable Holdings or AXA. MLOA was allocated $3 million of compensation costs, included in Operating expenses in the statements of operations -- statutory basis, for share-based payment arrangements during each of the years ended December 31, 2018, 2017 and 2016.

21)SUBSEQUENT EVENTS

   On February 7, 2019, the Arizona Department of Insurance granted the Company permission to accrue as of December 31, 2018, a $70.0 million capital contribution from its parent AEFS. This amount was settled on February 20, 2019.

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Equitable Holdings and the sale to Equitable Holdings of 30 million shares of common stock of Equitable Holdings. Following the completion of this secondary offering and share buyback by Equitable Holdings, AXA owns 48.3% of the shares of common stock of Equitable Holdings. As a result, Equitable Holdings is no longer a majority owned subsidiary of AXA.

   Events and transactions subsequent to the balance sheet date have been evaluated by management, for purpose of recognition or disclosure in these financial statements, through their date of issue on April 12, 2019.

                                   PART II


                 (INFORMATION NOT REQUIRED IN A PROSPECTUS)


                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission (the "Commission") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


RULE 484 UNDERTAKING

The By-Laws of MONY Life Insurance Company of America (the "Corporation") provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

3. THE PORTFOLIOS. Portfolio shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Portfolios, and any other insurance companies that participate in the Portfolios are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Portfolios. This might force the Portfolios to sell securities at disadvantageous prices.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.


The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Zurich Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) XS, and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                 REPRESENTATIONS RELATING TO SECTION 26 OF
                     THE INVESTMENT COMPANY ACT OF 1940

Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.


                     CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     The Prospectus.

     The undertaking to file reports.

     The signatures.

Written consents of the following persons:

     a.   Opinion and consent of Counsel.

     b. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-102233) filed on December 27, 2002.

          (2)  Not applicable.

         (3) (a) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

                  (i)    Form of the First Amendment dated as of October 1,
                       2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

                  (ii)   Second Amendment dated as of August 1, 2015 to the
                       Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

              (b) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (c) Form of Wholesale Broker-Dealer Supervisory and Sales
                  Agreement among [Broker-Dealer] and AXA Distributors, LLC., incorporated herein by reference to post-effective amendment no. 35 to the registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

              (d) General Agent Sales Agreement, dated as of June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                  (i)    First Amendment dated as of August 1, 2006 to General
                       Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to post-effective amendment no. 45 to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

                  (ii)   Second Amendment dated as of April 1, 2008 to General
                       Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

                  (iii)  Form of the Third Amendment to General Agent Sales
                       Agreement dated as of October 1, 2013 by and between MONY Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                  (iv)  Form of the Fourth Amendment to General Agent Sales
                       Agreement dated as of October 1, 2014 by and between MONY Life Insurance Company of America and AXA Network, LLC, Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (333-195491) filed on April 21, 2015.

                  (v)   Fifth Amendment to General Agent Sales Agreement, dated
                       as of June 1, 2015 by and between MONY Life Insurance Company of America ("MONY America") and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.


                  (vi)  Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, filed herewith.



                  (vii) Seventh Amendment to General Agent Sales Agreement,
                       dated as of April 1, 2016, by and between MONY Life Insurance Company of America ("MONY America") and AXA Network, LLC, filed herewith.

              (e) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

              (f) Broker-Dealer and General Agent Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (File No. 333-56969) filed on April 25, 2014.

              (g) Wholesale Level Servicing Agreement for In-Force MLOA Products dated October 1, 2013, by and between MONY Life Insurance Company of America, AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

          (4) Not applicable.

          (5) Form of policy, incorporated herein by reference to the registration statement on Form S-6 (File No. 333-56969) filed on June 16, 1998.

          (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                    2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

              (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 5 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

          (7) Not applicable.

          (8) (a) Form of agreement to purchase shares, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

              (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference the Annual Report on Form 10-K (File No. 333-65423) filed on March 31, 2005.

              (c) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

                   (i)    AMENDED AND RESTATED PARTICIPATION AGREEMENT, made
                        and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (ii)   Amendment No. 1, dated as of June 4, 2013 ("Amendment
                        No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iii)  Amendment No. 2, dated as of October 21, 2013
                        ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 1, 2010.

                   (iv)  Amendment No. 3, dated as of November 1, 2013
                        ("Amendment No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

                  (v)   Amendment No. 4, dated as of April 4, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vi)  Amendment No. 5, dated as of June 1, 2014 ("Amendment
                       No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

                  (vii)  Amendment No. 6, dated as of July 16, 2014 ("Amendment
                       No. 6"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

                  (viii) Amendment No. 7, dated as of July 16, 2014 ("Amendment
                       No. 7"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

                  (ix)  Amendment No. 8, dated as of December 21, 2015
                       ("Amendment No. 8"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Trust Registration Statement on Form N1-A (File No. 333-17217) filed on February 11, 2016.

                  (x)   Amendment No. 9, dated as of December 9, 2016
                       ("Amendment No. 9"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N1-A (File No. 333-17217) filed on January 31, 2017.

                  (y)   Amendment No. 10, dated as of May 1, 2017, to the
                       Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 125 to the EQ Advisors Trust Registration Statement on Form N1-A filed on April 28, 2017 (File No. 333-17217).

                  (z)   Amendment No. 11, dated as of November 1, 2017, to the
                       Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended, by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC incorporated by reference to Post-Effective Amendment No. 128 to the EQ Advisor's Trust Registration Statement on Form N1-A filed on October 27, 2017 (File No. 333-17217).

              (d) Participation Agreement -- among AXA Premier VIP Trust, MONY
                  Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-134304) on August 25, 2006.

                  (i)    Amended and Restated Participation Agreement made and
                       entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company ("MONY"), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an "Account"), AXA PREMIER VIP TRUST, a business trust organized under the laws of the State of Delaware ("Trust") and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the "Distributor"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No.333-70754) filed on October 2, 2013.

                  (ii)   Amendment No. 1, dated as of October 21, 2013
                       ("Amendment No. 1"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA

                       Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                  (iii)  Amendment No. 2, dated as of November 1, 2013
                       ("Amendment No. 2"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on February 11, 2014.

                  (iv)  Amendment No. 3, dated as of April 18, 2014 ("Amendment
                       No. 3"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                  (v)   Amendment No. 4, dated as of July 8, 2014 ("Amendment
                       No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                  (vi)  Amendment No. 5, dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N1-A (File No. 333-70754) filed on April 26, 2016.

              (e) Participation Agreement dated January 1, 1997 between Dreyfus
                  Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.

              (f) (i)    Amendment dated May 15, 2002 to Fund Participation
                       Agreement dated May 15, 2002 by and between the Dreyfus Variable Investment Fund, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.), Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form S-6 (File No. 333-56969) filed April 26, 2012.

              (g) Participation Agreement dated July 1, 1999 between Janus
                  Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                  (i)    Amendment effective October 1, 2002 to Participation
                       Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

                  (ii)   Second Amendment effective November 27, 2013 to
                       Participation Agreement dated July 1, 1999, between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 29 to the registration statement on Form N-4 (File No. 333-59717) filed on April 24, 2015.

              (h) Participation Agreement, dated August 27, 2010 by and among
                  MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-4 (File No. 333-160951) filed on December 2, 2010.

              (i) Participation Agreement dated December 1, 2001 among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributions LLC, incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form-S-6 (File No. 333-06071) filed on May 31, 2002.

                   (i)    Third Amendment dated October 20, 2009 to the
                        Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the registration statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

          (9) (a) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference post-effective no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

              (b) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and MONY Life Insurance Company of America and RGA Reinsurance Company, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969) filed on April 28, 2005.

              (c) Form of General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

              (d) Automatic Bulk YRT Non-Refund Agreement MONY Life Insurance Company and MONY Life Insurance Company of America with Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form S-6 (File No. 333-56969) filed on April 28, 2005.

              (e) Reinsurance Agreement by and among MONY Life Insurance Company of America and Protective Life Insurance Company, dated October 1, 2013, incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form S-6 (333-56969) filed on April 25, 2014.

          (10) (a) Application Form for Flexible Premium Variable Universal Life Insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7,
                   2001.

              (b) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2001.

     2. Opinion and consent of Shane Daly, Vice President and Associate General Counsel, filed herewith.

     3.   No financial statements have been omitted from the prospectus.

     4.   Not applicable.

     5.   Powers of Attorney, filed herewith.

     6.   Consent of PricewaterhouseCoopers LLP, filed herewith.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 19th day of April, 2019.



MONY America Variable Account L of
MONY Life Insurance Company of America

                        (Registrant)


By:        MONY Life Insurance Company of America
                         (Depositor)

By:                    /s/ Shane Daly
    ---------------------------------------------------
                         SHANE DALY
        VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 19th day of April, 2019.



MONY Life Insurance Company of America

                        (Depositor)


By:                   /s/ Shane Daly
    ------------------------------------------------
                        SHANE DALY
       VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

                   *                    Chairman of the Board, Chief Executive Officer,
            Mark Pearson                  President and Director

PRINCIPAL FINANCIAL OFFICER:

                   *                    Senior Executive Vice President and Chief Financial
          Anders Malmstrom                Officer

PRINCIPAL ACCOUNTING OFFICER:

                   *                    Executive Vice President, Chief Accounting Officer and
           Andrea M. Nitzan               Controller

*DIRECTORS:


Thomas Buberl                         Gerald Harlin                         Mark Pearson
Barbara Fallon-Walsh                  Karima Silvent                        Bertrand Poupart-Lafarge
Daniel G. Kaye                        George Stansfield                     Bertram Scott


        *BY: /S/ SHANE DALY
   -----------------------------


            Shane Daly
         ATTORNEY-IN-FACT
          April 19, 2019

                                EXHIBIT INDEX



               EXHIBIT NO.                                  DESCRIPTION                                 TAG VALUES
              ------------        -------------------------------------------------------------        ------------

                    2                            Opinion and consent of Shane Daly                        EX-99.2

                    6                                   Powers of Attorney                                EX-99.6

                    7                          Consent of PricewaterhouseCoopers LLP                      EX-99.7

                1.(d)(vi)                Sixth Amendment to General Agent Sales Agreement

                1.(d)(vi)               Seventh Amendment to General Agent Sales Agreement